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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18 th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
18 th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end:	December 31
Date of reporting period:	January 1, 2014 – June 30, 2014

Item 1. Reports to Stockholders

2014 SEMI-ANNUAL REPORT

Russell Investment Funds

JUNE 30, 2014

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-US Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2014 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,065.80	$1,020.58
Performance” provides information about actual account values	Expenses Paid During Period*	$4.35	$4.26
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.85% (representing the six month period
that you paid over the period. Simply divide your account value by	annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.6%			Monster Beverage Corp. (Æ)	5,284	375
Consumer Discretionary - 14.2%			PepsiCo, Inc.	16,245	1,451
Amazon. com, Inc. (Æ)	9,123	2,963	Philip Morris International, Inc.	4,441	374
Ascena Retail Group, Inc. (Æ)	7,100	121	Procter & Gamble Co. (The)	37,811	2,972
Big Lots, Inc.	8,600	393	Reynolds American, Inc.	865	52
Brinker International, Inc.	9,561	465	Sysco Corp.	1,709	64
Carnival Corp.	17,600	663	Walgreen Co.	757	56
CBS Corp. Class B	9,720	604	Whole Foods Market, Inc.	42,860	1,656
Chipotle Mexican Grill, Inc. Class A(Æ)	930	551			20,988
Choice Hotels International, Inc.	7,100	334
Comcast Corp. Class A(Æ)	102,145	5,472	Energy - 11.0%
Costco Wholesale Corp.	1,240	143	Apache Corp.	15,700	1,580
Deckers Outdoor Corp. (Æ)	800	69	Baker Hughes, Inc.	19,000	1,415
DIRECTV(Æ)	619	53	Cameron International Corp. (Æ)	22,100	1,496
eBay, Inc. (Æ)	31,900	1,597	Chesapeake Energy Corp.	22,200	690
Estee Lauder Cos. , Inc. (The) Class A	13,792	1,024	Chevron Corp.	38,738	5,056
Finish Line, Inc. (The) Class A	6,000	178	Cimarex Energy Co.	5,800	832
Foot Locker, Inc.	6,600	335	ConocoPhillips	20,265	1,737
Ford Motor Co.	225,550	3,889	Continental Resources, Inc. (Æ)(Ñ)	3,566	564
Garmin, Ltd.	5,500	335	Devon Energy Corp.	17,450	1,386
General Motors Co.	47,100	1,710	EQT Corp.	4,000	428
Harman International Industries, Inc.	7,900	849	Exxon Mobil Corp.	132,932	13,383
Home Depot, Inc.	15,732	1,274	Halliburton Co.	80,023	5,681
Jarden Corp. (Æ)	11,675	693	Hess Corp.	88	9
Johnson Controls, Inc.	84,991	4,243	Marathon Oil Corp.	37,153	1,483
Las Vegas Sands Corp.	26,337	2,007	Nabors Industries, Ltd.	20,000	587
Liberty Global PLC(Æ)	47,955	2,029	National Oilwell Varco, Inc.	1,139	94
Lowe's Cos. , Inc.	46,710	2,242	Newfield Exploration Co. (Æ)	7,100	314
Macy's, Inc.	18,000	1,044	Occidental Petroleum Corp.	30,477	3,127
McDonald's Corp.	2,790	281	Patterson-UTI Energy, Inc.	14,000	489
Michael Kors Holdings, Ltd. (Æ)	8,302	736	PBF Energy, Inc. Class A	1,900	51
Nike, Inc. Class B	34,660	2,688	Phillips 66(Æ)	3,870	312
Office Depot, Inc. (Æ)	13,500	77	Pioneer Natural Resources Co.	12,131	2,789
Priceline Group, Inc. (The)(Æ)	590	710	Schlumberger, Ltd.	43,678	5,152
PVH Corp.	5,176	604	Southwestern Energy Co. (Æ)	36,000	1,638
Royal Caribbean Cruises, Ltd.	33,896	1,884	Spectra Energy Corp.	1,388	59
Starbucks Corp.	67,051	5,188	Valero Energy Corp.	24,700	1,237
Starwood Hotels & Resorts Worldwide, Inc.	20,940	1,692	Weatherford International(Æ)	19,600	451
Target Corp.	938	54	Whiting Petroleum Corp. (Æ)	15,300	1,228
Tiffany & Co.	2,800	281
Time Warner, Inc.	83,580	5,872			53,268
Time, Inc. Class W(Æ)	1,087	26
TJX Cos. , Inc.	1,971	105	Financial Services - 18.0%
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	4,949	452	ACE, Ltd.	30,550	3,169
Under Armour, Inc. Class A(Æ)	8,346	497	Aflac, Inc.	16,688	1,039
Viacom, Inc. Class B	35,560	3,085	Allstate Corp. (The)	19,119	1,123
Wal-Mart Stores, Inc.	24,204	1,817	American Express Co.	43,870	4,162
Walt Disney Co. (The)	52,457	4,497	American International Group, Inc.	36,900	2,014
Whirlpool Corp.	4,861	677	American Tower Corp. Class A(ö)	38,612	3,474
Yum! Brands, Inc.	30,430	2,471	Aon PLC	21,900	1,973
			Arch Capital Group, Ltd. (Æ)	12,600	724
		68,974	Artisan Partners Asset Management, Inc.
			Class A	2,200	125
Consumer Staples - 4.3%			Aspen Insurance Holdings, Ltd.	17,200	781
Altria Group, Inc.	5,605	235	Assurant, Inc.	8,200	538
Andersons, Inc. (The)	3,750	193	Axis Capital Holdings, Ltd.	19,500	863
Anheuser-Busch InBev NV - ADR	14,935	1,717	Bank of America Corp.	218,500	3,358
Archer-Daniels-Midland Co.	30,492	1,345	Bank of New York Mellon Corp. (The)	20,500	768
Bunge, Ltd.	12,800	968	BB&T Corp.	414	16
Coca-Cola Co. (The)	11,265	477	Berkshire Hathaway, Inc. Class B(Æ)	32,050	4,056
Colgate-Palmolive Co.	43,099	2,938	BlackRock, Inc. Class A	3,094	989
Constellation Brands, Inc. Class A(Æ)	6,361	561	Brandywine Realty Trust(ö)	7,900	123
CVS Caremark Corp.	30,699	2,314	Capital One Financial Corp.	46,600	3,849
General Mills, Inc.	1,728	91	Charles Schwab Corp. (The)	49,900	1,344
Kellogg Co.	747	49	Chubb Corp. (The)	686	63
Kimberly-Clark Corp.	1,061	118	Citigroup, Inc.	70,450	3,318
Kraft Foods Group, Inc. (Æ)	834	50	City National Corp.	10,400	788
Molson Coors Brewing Co. Class B	9,600	712	CME Group, Inc. Class A	49	3
Mondelez International, Inc. Class A	59,014	2,220	CNA Financial Corp.	5,700	230

See accompanying notes which are an integral part of the financial statements.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Comerica, Inc.	21,300	1,068	Becton Dickinson and Co.	542	64
Cullen/Frost Bankers, Inc.	13,310	1,057	Biogen Idec, Inc. (Æ)	6,828	2,153
DDR Corp. (ö)	15,900	280	Boston Scientific Corp. (Æ)	141,400	1,806
Discover Financial Services	35,487	2,199	Bristol-Myers Squibb Co.	72,461	3,515
Douglas Emmett, Inc. (ö)	11,400	322	Brookdale Senior Living, Inc. Class A(Æ)	3,600	120
Duke Realty Corp. (ö)	32,800	596	Celgene Corp. (Æ)	9,408	808
E*Trade Financial Corp. (Æ)	23,000	489	Cerner Corp. (Æ)	32,450	1,674
Endurance Specialty Holdings, Ltd.	14,300	738	Cigna Corp.	4,900	451
Equity Residential(ö)	62	4	Clovis Oncology, Inc. (Æ)	9,629	399
Everest Re Group, Ltd.	5,670	910	Covidien PLC	47,583	4,291
Fifth Third Bancorp	19,800	423	Eli Lilly & Co.	32,274	2,006
First Midwest Bancorp, Inc.	6,200	106	Express Scripts Holding Co. (Æ)	18,176	1,260
FleetCor Technologies, Inc. (Æ)	5,113	674	Forest Laboratories, Inc. (Æ)	7,520	744
Franklin Resources, Inc.	984	57	Gilead Sciences, Inc. (Æ)	28,702	2,379
Fulton Financial Corp.	43,700	541	HCA Holdings, Inc. (Æ)	18,999	1,071
Goldman Sachs Group, Inc. (The)	19,200	3,215	Health Net, Inc. (Æ)	10,500	436
Hanover Insurance Group, Inc. (The)	3,200	202	Humana, Inc.	6,140	784
Hartford Financial Services Group, Inc.	21,400	766	Illumina, Inc. (Æ)	2,218	396
Intercontinental Exchange, Inc.	1,400	264	Intercept Pharmaceuticals, Inc. (Æ)	1,954	462
JPMorgan Chase & Co.	18,650	1,075	Johnson & Johnson	49,789	5,210
KeyCorp	67,800	972	Kindred Healthcare, Inc.	2,700	62
Lincoln National Corp.	15,833	814	Magellan Health, Inc. (Æ)	14,700	915
Markel Corp. (Æ)	3,225	2,114	McKesson Corp.	5,607	1,044
Marsh & McLennan Cos. , Inc.	1,545	80	Medtronic, Inc.	2,817	180
MasterCard, Inc. Class A	21,579	1,585	Merck & Co. , Inc.	57,019	3,298
MetLife, Inc.	15,579	866	Mylan, Inc. (Æ)	12,800	660
Morgan Stanley	31,800	1,028	Perrigo Co. PLC	10,100	1,472
Northern Trust Corp.	3,900	250	Pfizer, Inc.	350,080	10,393
PartnerRe, Ltd. - ADR	7,330	801	Regeneron Pharmaceuticals, Inc. (Æ)	3,958	1,118
PNC Financial Services Group, Inc. (The)	42,704	3,803	Sanofi - ADR	36,437	1,937
Principal Financial Group, Inc.	19,700	994	St. Jude Medical, Inc.	31,890	2,208
Progressive Corp. (The)	14,000	355	Stryker Corp.	975	82
Prologis, Inc. (ö)	29,600	1,216	Thermo Fisher Scientific, Inc.	6,845	808
Prosperity Bancshares, Inc.	5,300	332	UnitedHealth Group, Inc.	35,164	2,875
Prudential Financial, Inc.	25,800	2,290	Valeant Pharmaceuticals International, Inc.
Public Storage(ö)	403	69	(Æ)	29,801	3,759
Raymond James Financial, Inc.	7,700	391	Vertex Pharmaceuticals, Inc. (Æ)	6,160	583
Regions Financial Corp.	50,600	537	WellCare Health Plans, Inc. (Æ)	3,300	246
SEI Investments Co.	4,800	157	WellPoint, Inc.	11,730	1,262
Selective Insurance Group, Inc.	5,300	131			70,658
Signature Bank(Æ)	1,020	129
Simon Property Group, Inc. (ö)	601	100	Materials and Processing - 4.7%
State Street Corp.	29,680	1,996	Air Products & Chemicals, Inc.	229	29
SunTrust Banks, Inc.	29,900	1,198	Alcoa, Inc.	69,400	1,033
SVB Financial Group(Æ)	2,250	262	Cabot Corp.	3,400	197
Synovus Financial Corp.	5,900	144	Commercial Metals Co.	8,300	144
TCF Financial Corp.	29,500	483	Domtar Corp.	3,060	131
TD Ameritrade Holding Corp.	22,500	705	Ecolab, Inc.	32,161	3,581
Thomson Reuters Corp.	847	31	EI du Pont de Nemours & Co.	182	12
Travelers Cos. , Inc. (The)	11,477	1,080	Fastenal Co. (Ñ)	39,910	1,975
Twenty-First Century Fox, Inc. (Æ)	21,300	749	Huntsman Corp.	40,500	1,138
US Bancorp	4,846	210	LyondellBasell Industries Class A	10,328	1,009
Visa, Inc. Class A	24,037	5,065	Masco Corp.	34,500	766
Voya Financial, Inc.	17,000	618	Monsanto Co.	44,503	5,553
Washington Federal, Inc.	5,000	112	Mosaic Co. (The)	26,700	1,320
Webster Financial Corp.	2,300	73	Owens-Illinois, Inc. (Æ)	4,100	142
Wells Fargo & Co.	26,993	1,419	Pentair PLC(Æ)	8,899	642
Western Alliance Bancorp(Æ)	1,600	38	PPG Industries, Inc.	7,493	1,574
XL Group PLC Class A	17,600	576	Praxair, Inc.	11,434	1,519
		87,649	Precision Castparts Corp.	3,067	774
			Reliance Steel & Aluminum Co.	9,000	663
Health Care - 14.6%			Steel Dynamics, Inc.	22,400	402
Abbott Laboratories	37,318	1,526			22,604
Actavis PLC(Æ)	4,790	1,068
Aetna, Inc.	12,967	1,051	Producer Durables - 10.5%
Allergan, Inc.	8,301	1,405	3M Co.	1,846	264
Amgen, Inc.	14,196	1,681	ABM Industries, Inc.	5,500	148
Baxter International, Inc.	13,780	996	Accenture PLC Class A	1,783	144

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AGCO Corp.	13,100	736	EMC Corp.	43,402	1,143
Air Lease Corp. Class A	7,900	305	Equinix, Inc. (Æ)	8,480	1,782
American Airlines Group, Inc. (Æ)	11,200	481	Facebook, Inc. Class A(Æ)	27,539	1,853
AO Smith Corp.	16,300	808	Freescale Semiconductor, Ltd. (Æ)	10,700	251
Automatic Data Processing, Inc.	29,563	2,344	Google, Inc. Class C(Æ)	13,431	7,776
Avery Dennison Corp.	3,800	195	Hewlett-Packard Co.	64,600	2,176
B/E Aerospace, Inc. (Æ)	20,654	1,910	Ingram Micro, Inc. Class A(Æ)	15,730	459
Boeing Co. (The)	37,519	4,775	Intel Corp.	80,658	2,492
Booz Allen Hamilton Holding Corp. Class A	1,600	34	International Business Machines Corp.	2,672	484
Brady Corp. Class A	5,000	149	Intuit, Inc.	21,868	1,761
Canadian Pacific Railway, Ltd.	5,907	1,070	Lam Research Corp.	10,956	740
Con-way, Inc.	1,200	60	Lambda TD Software, Inc. (Æ)	10,600	180
CSX Corp.	2,404	74	LinkedIn Corp. Class A(Æ)	8,530	1,463
Cummins, Inc.	960	148	Marvell Technology Group, Ltd.	49,900	715
Danaher Corp.	1,712	135	Mentor Graphics Corp.	14,000	302
Deere & Co.	6,771	613	Microsoft Corp.	46,507	1,940
Delta Air Lines, Inc.	39,520	1,530	Motorola Solutions, Inc.	10,700	712
Eaton Corp. PLC	10,123	781	NetApp, Inc.	43,900	1,603
EMCOR Group, Inc.	7,800	347	NXP Semiconductor NV(Æ)	11,700	774
Emerson Electric Co.	1,874	124	ON Semiconductor Corp. (Æ)	12,700	116
FedEx Corp.	5,020	760	Oracle Corp.	164,222	6,656
Fluor Corp.	7,600	584	PMC-Sierra, Inc. (Æ)	23,500	179
General Dynamics Corp.	861	100	Polycom, Inc. (Æ)	16,400	205
General Electric Co.	272,022	7,150	QUALCOMM, Inc.	50,706	4,016
Honeywell International, Inc.	60,588	5,632	Salesforce. com, Inc. (Æ)	34,941	2,029
Illinois Tool Works, Inc.	960	84	SAP AG - ADR(Ñ)	18,190	1,401
Jacobs Engineering Group, Inc. (Æ)	11,800	629	Science Applications International Corp.	7,300	322
L-3 Communications Holdings, Inc. Class 3	9,200	1,111	ServiceNow, Inc. (Æ)	9,107	564
Lexmark International, Inc. Class A	19,910	959	Splunk, Inc. (Æ)	9,557	529
Lockheed Martin Corp.	763	123	Symantec Corp.	31,900	731
Manpowergroup, Inc.	6,200	526	SYNNEX Corp. (Æ)	7,400	539
Mettler-Toledo International, Inc. (Æ)	8,335	2,110	Synopsys, Inc. (Æ)	26,300	1,021
Norfolk Southern Corp.	6,883	709	Tableau Software, Inc. Class A(Æ)	5,100	364
Northrop Grumman Corp.	11,401	1,364	Texas Instruments, Inc.	67,542	3,228
Parker Hannifin Corp.	3,600	453	Verint Systems, Inc. (Æ)	4,000	196
Peerless Industrial Group Class C(Æ)	20,855	1,514	Vodafone Group PLC - ADR	49,331	1,647
Raytheon Co.	14,685	1,355	Western Digital Corp.	12,900	1,191
Ryder System, Inc.	6,000	529	Workday, Inc. Class A(Æ)	6,835	614
Sensata Technologies Holding NV(Æ)	32,265	1,509	Zynga, Inc. Class A(Æ)	77,400	248
SPX Corp.	3,100	335			75,042
Teekay Corp.	2,500	156
Terex Corp.	3,800	156	Utilities - 2.8%
Textron, Inc.	19,600	750	American Electric Power Co. , Inc.	1,135	63
TransDigm Group, Inc.	11,249	1,882	AT&T, Inc.	87,261	3,086
Tyco International, Ltd.	17,000	775	Dominion Resources, Inc.	501	36
Union Pacific Corp.	15,924	1,588	Duke Energy Corp.	8,649	642
United Continental Holdings, Inc. (Æ)	10,965	450	Edison International	21,900	1,273
United Parcel Service, Inc. Class B	1,997	205	Encana Corp.	57,750	1,370
United Technologies Corp.	2,588	299	Entergy Corp.	4,300	353
Waste Management, Inc.	752	34	Exelon Corp.	107,761	3,932
		51,006	Hawaiian Electric Industries, Inc. (Ñ)	6,000	152
			Intelsat SA(Æ)	4,800	90
Technology - 15.5%			Level 3 Communications, Inc. (Æ)	3,900	171
Activision Blizzard, Inc.	9,900	221	MDU Resources Group, Inc.	18,500	649
Adobe Systems, Inc. (Æ)	27,768	2,009	NextEra Energy, Inc.	1,054	108
Analog Devices, Inc.	31,908	1,725	PG&E Corp.	1,134	54
Apple, Inc.	92,289	8,577	Pinnacle West Capital Corp.	7,900	457
Aspen Technology, Inc. (Æ)	13,700	636	PPL Corp.	14,900	529
Benchmark Electronics, Inc. (Æ)	20,100	512	Southern Co.	2,184	99
Broadcom Corp. Class A	20,300	754	Verizon Communications, Inc.	11,698	572
Brocade Communications Systems, Inc.	96,600	889			13,636
Ciena Corp. (Æ)	8,000	173
Cisco Systems, Inc.	128,818	3,201	Total Common Stocks
Cognizant Technology Solutions Corp. Class
A(Æ)	1,416	69	(cost $363,346)		463,825
Computer Sciences Corp.	5,500	348	Short-Term Investments - 4.1%
DST Systems, Inc.	5,700	525	Russell U. S. Cash Management Fund	19,710,642(∞)	19,711
Electronic Arts, Inc. (Æ)	27,900	1,001	Total Short-Term Investments
			(cost $19,711)		19,711

See accompanying notes which are an integral part of the financial statements.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair					Principal	Fair
	Amount ($) or	Value					Amount ($) or	Value
	Shares	$					Shares	$
Other Securities - 0.8%				(identified cost $386,754)				487,233
Russell U. S. Cash Collateral Fund(×)	3,697,066(∞)		3,697
Total Other Securities				Other Assets and Liabilities, Net
(cost $3,697)			3,697	- (0.5%)				(2,205)
Total Investments 100.5%				Net Assets - 100.0%				485,028

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures				29	USD	3,162	09/14	19
S&P 500 E-Mini Index Futures				181	USD	17,669	09/14	176
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								195

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary		Level 1		Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary		$68,974		$—	$—		$68,974	14.2
Consumer Staples		20,988		—	—		20,988	4.3
Energy		53,268		—	—		53,268	11.0
Financial Services		87,649		—	—		87,649	18.0
Health Care		70,658		—	—		70,658	14.6
Materials and Processing		22,604		—	—		22,604	4.7
Producer Durables		51,006		—	—		51,006	10.5
Technology		75,042		—	—		75,042	15.5
Utilities		13,636		—	—		13,636	2.8
Short-Term Investments		—		19,711	—		19,711	4.1
Other Securities		—		3,697	—		3,697	0.8
Total Investments		463,825		23,408	—		487,233	100.5
Other Assets and Liabilities, Net								(0.5)
								100.0
Other Financial Instruments
Futures Contracts		195		—	—		195	— *
Total Other Financial Instruments**		$195		$—	$—		$195

*	Less than . 05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 7

Russell Investment Funds
Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$195

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,917

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(476)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the		Presented in
		Amounts of	Statement of		the Statement
		Recognized Assets and			of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$3,608	$	— $	3,608
Futures Contracts	Variation margin on futures contracts		7		—	7
Total			$3,615	$	— $	3,615

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative Collateral
Counterparty	Liabilities	Instruments Received^			Net Amount
Barclays	$537	$	— $		537	$—
Credit Suisse	616		—		616	—
Fidelity	1,700		—		1,700	—
Merrill Lynch	7		—		—	7
Morgan Stanley	755		—		755	—
Total	$3,615	$	— $		3,608	$7

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Multi-Style Equity Fund 9

Russell Investment Funds
Multi-Style Equity Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$386,754
Investments, at fair value(*)(>)	487,233
Cash (restricted)(a)	1,220
Receivables:
Dividends and interest	489
Dividends from affiliated Russell funds	2
Investments sold	7,044
Variation margin on futures contracts	7
Prepaid expenses	5
Total assets	496,000

Liabilities
Payables:
Investments purchased	6,693
Fund shares redeemed	161
Accrued fees to affiliates	313
Other accrued expenses	108
Payable upon return of securities loaned	3,697
Total liabilities	10,972

Net Assets	$485,028

See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,304
Accumulated net realized gain (loss)	31,518
Unrealized appreciation (depreciation) on:
Investments	100,479
Futures contracts	195
Shares of beneficial interest	248
Additional paid-in capital	351,284
Net Assets	$485,028
Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$19.55
Net assets	$485,027,862
Shares outstanding ($. 01 par value)	24,812,819
Amounts in thousands
(*) Securities on loan included in investments	$3,608
(>) Investments in affiliates, Russell U. S. Cash Management Fund and Russell U. S. Cash Collateral Fund	$23,408
(a) Cash Collateral for Futures	$1,220
(#) Net asset value per share equals net assets divided by hares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 11

Russell Investment Funds
Multi-Style Equity Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,562
Dividends from affiliated Russell funds	10
Securities lending income	10
Total investment income	5,582
Expenses
Advisory fees	1,692
Administrative fees	116
Custodian fees	67
Transfer agent fees	10
Professional fees	32
Trustees’ fees	6
Printing fees	36
Miscellaneous	9
Total expenses	1,968
Net investment income (loss)	3,614
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	33,267
Futures contracts	1,917
Net realized gain (loss)	35,184
Net change in unrealized appreciation (depreciation) on:
Investments	(8,393)
Futures contracts	(476)
Net change in unrealized appreciation (depreciation)	(8,869)
Net realized and unrealized gain (loss)	26,315
Net Increase (Decrease) in Net Assets from Operations	$29,929

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,614	$4,654
Net realized gain (loss)	35,184	56,214
Net change in unrealized appreciation (depreciation)	(8,869)	62,385
Net increase (decrease) in net assets from operations	29,929	123,253

Distributions
From net investment income	(3,372)	(5,303)
From net realized gain	(9,171)	(24,512)
Net decrease in net assets from distributions	(12,543)	(29,815)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(7,458)	(8,887)
Total Net Increase (Decrease) in Net Assets	9,928	84,551
Net Assets
Beginning of period	475,100	390,549
End of period	$485,028	$475,100
Undistributed (overdistributed) net investment income included in net assets	$1,304	$1,062

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 13

Russell Investment Funds
Multi-Style Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:
	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	402	$7,488	838	$14,637
Proceeds from reinvestment of distributions	678	12,544	1,630	29,815
Payments for shares redeemed	(1,469)	(27,490)	(3,049)	(53,339)
Total increase (decrease)	(389)	$(7,458)	(581)	$(8,887)

See accompanying notes which are an integral part of the financial statements.

14 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	18.85	. 14	1.07	1.21	(. 14)	(. 37)
December 31, 2013	15.15	. 19	4.75	4.94	(. 22)	(1.02)
December 31, 2012	13.24	. 19	1.88	2.07	(. 16)	—
December 31, 2011	13.58	. 14	(. 35)	(. 21)	(. 13)	—
December 31, 2010	11.77	. 11	1.81	1.92	(. 11)	—
December 31, 2009	9.00	. 10	2.80	2.90	(. 13)	—

See accompanying notes which are an integral part of the financial statements.
15 Multi-Style Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 51)	19.55	6.58	485,028	. 85	. 85	1.56	53
(1.24)	18.85	32.92	475,100	. 84	. 84	1.07	86
(. 16)	15.15	15.69	390,549	. 87	. 87	1.28	109
(. 13)	13.24	(1.55)	373,392	. 85	. 85	1.03	133
(. 11)	13.58	16.46	400,471	. 89	. 89	. 93	105
(. 13)	11.77	32.72	376,751	. 86	. 85	1.06	136

See accompanying notes which are an integral part of the financial statements.
Multi-Style Equity Fund 16

Russell Investment Funds
Aggressive Equity Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,009.30	$1,019.79
Performance” provides information about actual account values	Expenses Paid During Period*	$5.03	$5.06
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.01% (representing the six month period annualized),
that you paid over the period. Simply divide your account value by	multiplied by the of average account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period). May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Aggressive Equity Fund 17

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			Sonic Automotive, Inc. Class A	412	11
Consumer Discretionary - 13.8%			Sonic Corp. (Æ)	55,552	1,226
Abercrombie & Fitch Co. Class A	22,026	953	Stage Stores, Inc.	27,986	524
American Eagle Outfitters, Inc. (Ñ)	78,325	878	Stamps. com, Inc. (Æ)	23,379	788
Asbury Automotive Group, Inc. (Æ)	14,542	1,000	Steiner Leisure, Ltd. (Æ)	2,008	87
Ascena Retail Group, Inc. (Æ)	4,275	74	Steven Madden, Ltd. (Æ)	25,107	861
bebe stores inc	7,000	21	Stoneridge, Inc. (Æ)	1,112	12
Big Lots, Inc.	2,427	111	Systemax, Inc. (Æ)	1,200	17
Bridgepoint Education, Inc. (Æ)	18,110	241	Tandy Leather Factory, Inc. (Æ)	15,183	138
Brown Shoe Co. , Inc.	6,001	172	TiVo, Inc. (Æ)	4,500	58
Buffalo Wild Wings, Inc. (Æ)	1,963	325	Tower International, Inc. (Æ)	900	33
Build-A-Bear Workshop, Inc. Class A(Æ)	5,734	76	TravelCenters of America LLC(Æ)	71,075	631
Capella Education Co.	14,384	782	Universal Electronics, Inc. (Æ)	29,022	1,418
Chico's FAS, Inc.	63,834	1,082	Vera Bradley, Inc. (Æ)(Ñ)	20,690	453
Children's Place, Inc. (The)	8,202	407	Viad Corp.	1,300	31
Choice Hotels International, Inc.	1,000	47	West Marine, Inc. (Æ)	46,035	472
Citi Trends, Inc. (Æ)	33,225	713	ZAGG, Inc. (Æ)	52,421	285
Columbia Sportswear Co.	3,971	328			35,771
Courier Corp.	1,574	24	Consumer Staples - 3.1%
Cracker Barrel Old Country Store, Inc.	803	80
Deckers Outdoor Corp. (Æ)	6,153	532	Andersons, Inc. (The)	8,352	430
Delta Apparel, Inc. (Æ)	13,094	187	Casey's General Stores, Inc.	3,572	251
Destination Maternity Corp.	7,801	178	Coca-Cola Bottling Co.	846	63
Destination XL Group, Inc. (Æ)	80,075	441	Core-Mark Holding Co. , Inc.	1,676	77
Dorman Products, Inc. (Æ)	27,997	1,381	Dean Foods Co.	58,046	1,021
Drew Industries, Inc.	3,737	187	Fresh Del Monte Produce, Inc.	6,942	213
Ethan Allen Interiors, Inc.	28,084	695	Ingles Markets, Inc. Class A	5,628	148
Finish Line, Inc. (The) Class A	13,966	415	J&J Snack Foods Corp.	10,128	953
Fox Factory Holding Corp. (Æ)	6,039	106	John B Sanfilippo & Son, Inc.	2,851	75
Fred's, Inc. Class A	5,686	87	Medifast, Inc. (Æ)	11,066	336
Fuel Systems Solutions, Inc. (Æ)	63,081	703	Omega Protein Corp. (Æ)	11,138	152
G-III Apparel Group, Ltd. (Æ)	10,880	889	Pantry, Inc. (The)(Æ)	9,266	150
Grand Canyon Education, Inc. (Æ)	29,528	1,358	Sanderson Farms, Inc.	1,897	184
Group 1 Automotive, Inc.	7,645	645	Snyders-Lance, Inc.	31,428	832
Guess?, Inc.	20,859	563	SodaStream International, Ltd. (Æ)(Ñ)	7,312	246
Harman International Industries, Inc.	121	13	SpartanNash Co.	17,630	370
Haverty Furniture Cos. , Inc.	8,300	209	SUPERVALU, Inc. (Æ)	14,900	122
HealthStream, Inc. (Æ)	38,271	930	TreeHouse Foods, Inc. (Æ)	18,944	1,518
Helen of Troy, Ltd. (Æ)	3,524	214	Universal Corp.	17,546	972
Hibbett Sports, Inc. (Æ)(Ñ)	11,327	613	WD-40 Co.	147	11
Hillenbrand, Inc.	3,802	124			8,124
Inter Parfums, Inc.	5,747	170	Energy - 6.0%
Jack in the Box, Inc.	4,747	284	Athlon Energy, Inc. (Æ)	3,707	177
JAKKS Pacific, Inc. (Æ)(Ñ)	6,300	49	C&J Energy Services, Inc. (Æ)	5,582	189
Kirkland's, Inc. (Æ)	1,519	28	Cal Dive International, Inc. (Æ)(Ñ)	259,492	343
Kona Grill, Inc. (Æ)	13,584	263	Callon Petroleum Co. (Æ)	3,300	38
Krispy Kreme Doughnuts, Inc. (Æ)	30,094	481	CARBO Ceramics, Inc. (Ñ)	4,700	724
Libbey, Inc. (Æ)	21,215	565	Comstock Resources, Inc.	35,174	1,014
Lincoln Educational Services Corp.	97,307	437	Contango Oil & Gas Co. (Æ)	15,866	671
Marriott Vacations Worldwide Corp. (Æ)	985	58	Delek US Holdings, Inc.	17,828	504
MDC Holdings, Inc. (Ñ)	27,557	835	Emerald Oil, Inc. (Æ)(Ñ)	13,700	105
Meredith Corp.	30,136	1,457	Geospace Technologies Corp. (Æ)	18,743	1,033
Monarch Casino & Resort, Inc. (Æ)	100	2	Gulfport Energy Corp. (Æ)	7,684	483
Monro Muffler Brake, Inc.	17,873	950	ION Geophysical Corp. (Æ)	1,000	4
New York & Co. , Inc. (Æ)	5,427	20	Jones Energy, Inc. Class A(Æ)	484	10
Nutrisystem, Inc.	6,600	113	Key Energy Services, Inc. (Æ)	51,856	474
Office Depot, Inc. (Æ)	45,599	259	Matador Resources Co. (Æ)	53,190	1,557
Papa John's International, Inc.	4,093	174	Matrix Service Co. (Æ)	4,730	155
Penske Automotive Group, Inc.	570	28	Newfield Exploration Co. (Æ)	2,930	130
Pep Boys-Manny Moe & Jack (The)(Æ)	74,035	848	Parker Drilling Co. (Æ)	13,427	88
Performance Sports Group Ltd. (Æ)	121	2	Patterson-UTI Energy, Inc.	30,241	1,056
Perry Ellis International, Inc. (Æ)	37,999	663	PBF Energy, Inc. Class A	29,541	788
QuinStreet, Inc. (Æ)	4,300	24	PDC Energy, Inc. (Æ)	17,030	1,075
Red Robin Gourmet Burgers, Inc. (Æ)	15,918	1,133	Pioneer Energy Services Corp. (Æ)	13,716	240
RG Barry Corp.	18,175	344	Ring Energy, Inc. (Æ)	19,800	346
Rocky Brands, Inc.	31,626	450	Rowan Companies PLC(Æ)	28,145	898
Ruby Tuesday, Inc. (Æ)	89,603	680	Stone Energy Corp. (Æ)	4,000	187
Skullcandy, Inc. (Æ)	21,900	159	Superior Energy Services, Inc.	24,470	885
Smith & Wesson Holding Corp. (Æ)(Ñ)	32,101	466	Synergy Resources Corp. (Æ)	10,700	142

See accompanying notes which are an integral part of the financial statements.

18 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Triangle Petroleum Corp. (Æ)	76,285	895	First Defiance Financial Corp.	1,051	30
Unit Corp. (Æ)	14,664	1,008	First Financial Bancorp	53,704	924
Vantage Drilling Co. (Æ)	53,789	104	First Financial Corp.	2,521	81
Warren Resources, Inc. (Æ)	8,400	52	First Interstate BancSystem, Inc. Class A	10,085	274
Willbros Group, Inc. (Æ)	1,210	15	First Merchants Corp.	8,552	181
		15,390	First Midwest Bancorp, Inc.	25,929	441
Financial Services - 19.0%			FNB Corp.	98,311	1,262
Advent Software, Inc.	21,125	688	Forestar Group, Inc. (Æ)	27,812	531
AG Mortgage Investment Trust, Inc. (ö)	9,500	180	Franklin Street Properties Corp. (ö)	48,347	608
Alexander & Baldwin, Inc.	11,582	480	Gain Capital Holdings, Inc.	54,377	428
American National Bankshares, Inc.	837	18	German American Bancorp, Inc.	1,699	46
Amerisafe, Inc.	18,067	735	GFI Group, Inc.	165,185	548
AmREIT, Inc. Class B(ö)	2,000	37	Gladstone Commercial Corp. (ö)	1,000	18
AmTrust Financial Services, Inc. (Ñ)	5,412	227	Global Cash Access Holdings, Inc. (Æ)	18,053	161
Apollo Residential Mortgage, Inc. (ö)	8,600	144	Gramercy Property Trust, Inc. (Ñ)(ö)	17,900	108
Arbor Realty Trust, Inc. (ö)	8,400	58	Great Southern Bancorp, Inc.	1,772	57
Argo Group International Holdings, Ltd.	4,689	240	Green Dot Corp. Class A(Æ)	16,209	308
Arlington Asset Investment Corp. Class A	1,304	35	Hallmark Financial Services, Inc. (Æ)	587	6
Ashford Hospitality Trust, Inc. (ö)	7,663	88	Hancock Holding Co.	36,904	1,305
Assurant, Inc.	2,812	184	Hanmi Financial Corp.	15,650	330
Asta Funding, Inc. (Æ)	11,885	98	Hanover Insurance Group, Inc. (The)	2,273	143
Astoria Financial Corp.	54,777	737	HCI Group, Inc.	310	13
Aviv REIT, Inc. (ö)	1,800	51	Healthcare Realty Trust, Inc. (ö)	18,409	468
Baldwin & Lyons, Inc. Class B	900	24	Heritage Financial Corp.	1,978	32
BancFirst Corp.	2,365	146	HFF, Inc. Class A	474	18
Bancorp, Inc. (Æ)	51,828	617	Home BancShares, Inc.	20,027	658
Bank of Marin Bancorp	1,179	54	Home Loan Servicing Solutions, Ltd.	2,236	51
Bank of the Ozarks, Inc. (Ñ)	22,058	738	HomeTrust Bancshares, Inc. (Æ)	3,488	55
BBCN Bancorp, Inc.	11,008	175	Horace Mann Educators Corp.	6,041	189
BioMed Realty Trust, Inc. (ö)	31,391	685	Iberiabank Corp.	34,094	2,359
BOK Financial Corp.	2,209	148	Independence Realty Trust, Inc. (Ñ)(ö)	2,300	22
Boston Private Financial Holdings, Inc.	35,387	475	Infinity Property & Casualty Corp.	16,885	1,136
Brandywine Realty Trust(ö)	900	14	Interactive Brokers Group, Inc. Class A	405	9
Bridge Bancorp, Inc.	512	12	Investment Technology Group, Inc. (Æ)	24,912	421
Brookline Bancorp, Inc.	89,790	841	JER Investment Trust, Inc. (Æ)(Þ)	1,771	—
Bryn Mawr Bank Corp.	2,236	65	Kite Realty Group Trust(ö)	13,700	84
Capitol Federal Financial, Inc.	60,343	733	Lakeland Bancorp, Inc.	3,268	35
Cash America International, Inc.	968	43	Lakeland Financial Corp.	2,087	80
CBOE Holdings, Inc.	1,233	60	LaSalle Hotel Properties(ö)	10,606	374
Centerstate Banks, Inc.	745	8	Lexington Realty Trust(ö)	21,000	231
Central Pacific Financial Corp.	4,553	90	LTC Properties, Inc. (ö)	6,400	250
Chemical Financial Corp.	35,564	999	Maiden Holdings, Ltd.	32,499	393
Citizens & Northern Corp.	1,181	23	MainSource Financial Group, Inc.	4,757	82
City Holding Co.	640	29	Manning & Napier, Inc. Class A	6,707	115
CNB Financial Corp.	926	15	MarketAxess Holdings, Inc.	17,321	937
CNO Financial Group, Inc.	14,325	255	MB Financial, Inc.	22,587	611
CoBiz Financial, Inc.	11,405	122	Mercantile Bank Corp.	4,001	91
Columbia Banking System, Inc.	21,290	560	MidWestOne Financial Group, Inc.	500	12
Community Bank System, Inc.	3,852	140	MoneyGram International, Inc. (Æ)	4,400	65
Community Trust Bancorp, Inc.	2,643	90	Montpelier Re Holdings, Ltd.	4,636	148
Crawford & Co. Class B	2,776	28	Morningstar, Inc.	5,391	387
Credit Acceptance Corp. (Æ)	189	24	National Bank Holdings Corp. Class A	41,166	821
CU Bancorp(Æ)	600	11	National Interstate Corp.	928	26
Cullen/Frost Bankers, Inc.	2,349	187	National Penn Bancshares, Inc.	86,556	916
CVB Financial Corp.	27,406	440	Navigators Group, Inc. (The)(Æ)	3,897	262
DDR Corp. (ö)	3,100	55	NBT Bancorp, Inc.	834	20
DiamondRock Hospitality Co. (ö)	47,694	611	New Residential Investment Corp. (ö)	116,789	736
Douglas Emmett, Inc. (ö)	2,700	76	Northfield Bancorp, Inc.	20,814	273
Eagle Bancorp, Inc. (Æ)	2,453	83	Northrim BanCorp, Inc.	9,091	232
East West Bancorp, Inc.	1,708	60	Northwest Bancshares, Inc.	44,228	600
EastGroup Properties, Inc. (ö)	5,000	321	OceanFirst Financial Corp.	4,688	77
Education Realty Trust, Inc. Class A(ö)	12,500	134	Old Line Bancshares, Inc.	432	7
Enterprise Financial Services Corp.	1,651	29	Old National Bancorp	48,845	697
EPR Properties(ö)	6,692	374	Old Republic International Corp.	4,402	73
FBL Financial Group, Inc. Class A	983	45	One Liberty Properties, Inc. (ö)	400	9
FelCor Lodging Trust, Inc. (ö)	14,700	154	Oritani Financial Corp.	4,568	70
First Busey Corp.	6,536	38	Pacific Continental Corp.	22,810	313
First Business Financial Services, Inc.	1,184	56	Park Sterling Corp.	7,371	48
			Pinnacle Financial Partners, Inc.	11,430	451

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 19

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Piper Jaffray Cos. (Æ)	16,054	831	Ligand Pharmaceuticals, Inc. Class B(Æ)	5,400	336
Platinum Underwriters Holdings, Ltd.	8,149	529	Magellan Health, Inc. (Æ)	8,056	501
Preferred Bank(Æ)	881	21	Masimo Corp. (Æ)	4,761	113
PrivateBancorp, Inc. Class A	64,334	1,870	Medidata Solutions, Inc. (Æ)	33,155	1,420
ProAssurance Corp.	22,570	1,002	Meridian Bioscience, Inc.	18,616	384
Prosperity Bancshares, Inc.	4,768	298	Molina Healthcare, Inc. (Æ)	4,313	193
Provident Financial Services, Inc.	9,261	160	National Research Corp. Class A(Æ)	17,885	250
Renasant Corp.	6,593	192	National Research Corp. Class B(Æ)	8,297	324
RLI Corp.	563	26	Neogen Corp. (Æ)	26,397	1,068
RLJ Lodging Trust(ö)	8,900	257	Omnicell, Inc. (Æ)	34,753	997
S&T Bancorp, Inc.	1,274	32	PAREXEL International Corp. (Æ)	17,633	932
Safeguard Scientifics, Inc. (Æ)	6,359	132	PharMerica Corp. (Æ)	5,073	145
Safety Insurance Group, Inc.	2,498	128	Prestige Brands Holdings, Inc. (Æ)	22,364	758
Sandy Spring Bancorp, Inc.	1,489	37	Repligen Corp. (Æ)	23,800	542
Saul Centers, Inc. (ö)	600	29	Rigel Pharmaceuticals, Inc. (Æ)	17,901	65
Selective Insurance Group, Inc.	13,424	332	RTI Surgical, Inc. (Æ)	123,024	535
Simmons First National Corp. Class A	2,634	104	Select Medical Holdings Corp.	3,543	56
South State Corp. (Æ)	2,371	144	Streamline Health Solutions, Inc. (Æ)	23,400	112
Southwest Bancorp, Inc.	1,784	31	SurModics, Inc. (Æ)	5,152	110
Sovran Self Storage, Inc. (ö)	3,100	239	Techne Corp.	14,957	1,385
STAG Industrial, Inc. (ö)	4,600	110	US Physical Therapy, Inc.	12,327	422
State Auto Financial Corp.	801	19	WellCare Health Plans, Inc. (Æ)	7,379	551
State Bank Financial Corp.	8,103	137	West Pharmaceutical Services, Inc.	6,123	259
Stock Yards Bancorp, Inc.	2,341	70			24,663
Susquehanna Bancshares, Inc.	67,714	715	Materials and Processing - 7.4%
SVB Financial Group(Æ)	2,147	250	A Schulman, Inc.	5,854	226
Symetra Financial Corp.	16,960	385	AAON, Inc.	32,857	1,102
TCF Financial Corp.	1,154	19	Axiall Corp.	22,044	1,043
Territorial Bancorp, Inc.	1,794	37	Balchem Corp.	13,898	745
Third Point Reinsurance, Ltd. (Æ)	5,595	85	Beacon Roofing Supply, Inc. (Æ)	18,648	618
Trico Bancshares	4,110	95	Cabot Corp.	16,803	974
Tristate Capital Holdings, Inc. (Æ)	1,796	26	Clarcor, Inc.	19,779	1,224
TrustCo Bank Corp. NY	1,323	9	Comfort Systems USA, Inc.	17,274	273
United Fire Group, Inc.	4,061	119	Commercial Metals Co.	23,213	402
Waddell & Reed Financial, Inc. Class A	3,283	206	FutureFuel Corp.	5,906	98
Walker & Dunlop, Inc. (Æ)	700	10	Gibraltar Industries, Inc. (Æ)	2,002	31
Washington Federal, Inc.	51,582	1,157	Global Brass & Copper Holdings, Inc.	4,081	69
Webster Financial Corp.	6,702	211	Greif, Inc. Class A	14,758	805
WesBanco, Inc.	5,589	173	Griffon Corp.	3,865	47
Westamerica Bancorporation(Ñ)	18,402	964	Haynes International, Inc.	7,969	451
Western Alliance Bancorp(Æ)	10,503	250	Huntsman Corp.	361	10
Westwood Holdings Group, Inc.	12,522	752	Insteel Industries, Inc.	6,133	121
Wilshire Bancorp, Inc.	17,212	177	Interface, Inc. Class A	21,620	408
WSFS Financial Corp.	2,154	159	Kaiser Aluminum Corp.	1,137	82
		49,163	Koppers Holdings, Inc.	15,374	588
Health Care - 9.5%			Kraton Performance Polymers, Inc. (Æ)	7,465	167
Abaxis, Inc.	14,603	647	Kronos Worldwide, Inc.	51,351	804
Affymetrix, Inc. (Æ)(Ñ)	17,133	153	Landec Corp. (Æ)	18,657	233
Air Methods Corp. (Æ)(Ñ)	24,112	1,245	Lennox International, Inc.	1,271	114
Akorn, Inc. (Æ)	56,260	1,870	Materion Corp.	3,450	128
Align Technology, Inc. (Æ)	13,880	778	Minerals Technologies, Inc.	1,636	107
Alphatec Holdings, Inc. (Æ)	11,200	18	MRC Global, Inc. (Æ)	6,545	185
Analogic Corp.	3,203	251	Neenah Paper, Inc.	784	42
Bio-Rad Laboratories, Inc. Class A(Æ)	817	98	NN, Inc.	11,862	303
Bio-Reference Labs, Inc. (Æ)	3,400	103	Noranda Aluminum Holding Corp.	18,400	65
BioScrip, Inc. (Æ)	54,208	452	OM Group, Inc.	29,917	970
Cambrex Corp. (Æ)	35,511	735	Omnova Solutions, Inc. (Æ)	49,956	454
Cantel Medical Corp.	46,969	1,720	Patrick Industries, Inc. (Æ)	8,200	382
Centene Corp. (Æ)	20,640	1,560	PGT, Inc. (Æ)	21,984	187
Emergent Biosolutions, Inc. (Æ)	10,623	239	PH Glatfelter Co.	8,632	229
Exactech, Inc. (Æ)	11,607	293	Quaker Chemical Corp.	4,017	308
Greatbatch, Inc. (Æ)	6,359	312	Quanex Building Products Corp.	823	15
Hanger, Inc. (Æ)	1,853	58	Reliance Steel & Aluminum Co.	673	50
Health Net, Inc. (Æ)	1,050	43	Resolute Forest Products, Inc. (Æ)	1,501	25
ICON PLC(Æ)	23,355	1,100	RTI International Metals, Inc. (Æ)	18,813	501
Invacare Corp.	511	9	Schnitzer Steel Industries, Inc. Class A	16,468	429
Kindred Healthcare, Inc.	9,413	218	Simpson Manufacturing Co. , Inc.	44,637	1,622
Lannett Co. , Inc. (Æ)	26,267	1,303	Steel Dynamics, Inc.	11,086	199

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Stillwater Mining Co. (Æ)	37,172	652	Knoll, Inc.	25,216	437
Universal Forest Products, Inc.	9,650	466	Layne Christensen Co. (Æ)	25,591	340
Universal Stainless & Alloy Products, Inc. (Æ)	19,864	645	Lexmark International, Inc. Class A	10,748	517
Watsco, Inc.	2,786	286	Manpowergroup, Inc.	3,246	275
Worthington Industries, Inc.	4,300	185	Marten Transport, Ltd.	38,842	869
		19,070	Matson, Inc.	3,614	97
Producer Durables - 17.8%			MAXIMUS, Inc.	41,568	1,787
ABM Industries, Inc.	53,376	1,440	McGrath RentCorp	3,245	119
ACCO Brands Corp. (Æ)	58,781	377	Measurement Specialties, Inc. (Æ)	1,128	98
Advisory Board Co. (The)(Æ)	10,410	539	Mesa Laboratories, Inc.	7,617	640
AGCO Corp.	2,181	123	Mistras Group, Inc. (Æ)	8,621	211
Air Lease Corp. Class A	4,660	180	Modine Manufacturing Co. (Æ)	12,715	200
Air Transport Services Group, Inc. (Æ)	17,277	145	MYR Group, Inc. (Æ)	5,900	149
Aircastle, Ltd.	9,383	166	Old Dominion Freight Line, Inc. (Æ)	7,621	486
Alamo Group, Inc.	1,105	60	Orbital Sciences Corp. (Æ)	372	11
Albany International Corp. Class A	5,293	201	Orion Marine Group, Inc. (Æ)	7,575	82
American Superconductor Corp. (Æ)	2,500	4	Performant Financial Corp. (Æ)	10,100	102
AO Smith Corp.	6,453	320	Powell Industries, Inc.	9,468	619
Applied Industrial Technologies, Inc.	2,600	132	Primoris Services Corp.	6,772	195
Astec Industries, Inc.	29,468	1,293	Proto Labs, Inc. (Æ)	19,861	1,628
Astronics Corp. (Æ)	4,398	248	Quad/Graphics, Inc.	10,075	225
AZZ, Inc.	16,054	740	Quinpario Acquisition Corp. (Æ)	7,700	81
Baltic Trading, Ltd.	40,854	244	Raven Industries, Inc.	37,107	1,230
Barrett Business Services, Inc.	323	15	Regal-Beloit Corp.	13,775	1,082
Blount International, Inc. (Æ)	7,993	112	Republic Airways Holdings, Inc. (Æ)	5,506	60
Brady Corp. Class A	12,000	358	Resources Connection, Inc.	50,336	660
Briggs & Stratton Corp.	35,863	734	Rollins, Inc.	16,454	493
CAI International, Inc. (Æ)	5,270	116	RR Donnelley & Sons Co.	558	9
CDI Corp.	1,079	16	Saia, Inc. (Æ)	22,648	995
Chart Industries, Inc. (Æ)	12,018	995	Sun Hydraulics Corp.	35,682	1,448
CIRCOR International, Inc.	2,054	159	Sykes Enterprises, Inc. (Æ)	2,057	45
Columbus McKinnon Corp.	30,239	818	Teledyne Technologies, Inc. (Æ)	3,114	303
Compass Diversified Holdings	41,702	757	TeleTech Holdings, Inc. (Æ)	5,674	165
Con-way, Inc.	3,039	153	Tennant Co.	1,195	91
CoStar Group, Inc. (Æ)	4,767	754	Tidewater, Inc.	23,625	1,326
Covenant Transportation Group, Inc. Class			TrueBlue, Inc. (Æ)	3,100	85
A(Æ)	915	12	Tsakos Energy Navigation, Ltd.	34,920	233
Deluxe Corp.	5,247	307	Tutor Perini Corp. (Æ)	3,000	95
Ducommun, Inc. (Æ)	14,445	378	URS Corp.	10,905	500
Echo Global Logistics, Inc. (Æ)	7,232	139	Vishay Precision Group, Inc. (Æ)	12,450	205
EMCOR Group, Inc.	10,490	467	Wabash National Corp. (Æ)	68,913	982
EnerSys	28,650	1,970	Wabtec Corp.	2,789	231
Engility Holdings, Inc. (Æ)	5,171	198	Watts Water Technologies, Inc. Class A	2,200	136
Ennis, Inc.	26,876	410	Wesco Aircraft Holdings, Inc. (Æ)	45,300	904
Exponent, Inc.	220	16	Woodward, Inc.	4,700	236
Faro Technologies, Inc. (Æ)	11,975	588			46,016
Forward Air Corp.	20,512	982	Technology - 16.3%
General Cable Corp.	24,426	627	Acacia Research Corp. (Ñ)	63,106	1,121
Gorman-Rupp Co. (The)	1,748	61	ACI Worldwide, Inc. (Æ)	14,310	799
GP Strategies Corp. (Æ)	16,274	421	ADTRAN, Inc.	36,400	821
Graco, Inc.	2,371	185	Anixter International, Inc.	2,000	200
GrafTech International, Ltd. (Æ)	70,096	733	Applied Micro Circuits Corp. (Æ)	59,722	646
Graham Corp.	3,244	112	Aruba Networks, Inc. (Æ)	39,350	689
Granite Construction, Inc.	52,830	1,901	Aspen Technology, Inc. (Æ)	12,022	558
Greenbrier Cos. , Inc. (Æ)	14,707	847	Benchmark Electronics, Inc. (Æ)	11,590	295
Gulfmark Offshore, Inc. Class A	17,905	809	Blackbaud, Inc.	54,032	1,931
Hardinge, Inc.	2,974	38	Bottomline Technologies de, Inc. (Æ)	28,748	860
Harsco Corp.	28,162	750	Brocade Communications Systems, Inc.	16,243	150
Healthcare Services Group, Inc.	26,883	792	Brooks Automation, Inc.	2,438	26
Herman Miller, Inc.	20,276	614	Calix, Inc. (Æ)	23,485	193
Hub Group, Inc. Class A(Æ)	6,033	304	CEVA, Inc. (Æ)	32,778	484
Hudson Technologies, Inc. (Æ)	26,400	76	Cohu, Inc.	6,703	72
Hurco Cos. , Inc.	743	21	Cohu, Inc. (Å)	35,689	382
Hyster-Yale Materials Handling, Inc.	1,167	104	Computer Task Group, Inc.	21,877	360
Icad, Inc. (Æ)	8,500	54	comScore, Inc. (Æ)	5,199	184
InnerWorkings, Inc. (Æ)	5,000	43	Comtech Telecommunications Corp.	7,916	295
Kadant, Inc.	3,819	147	CSG Systems International, Inc.	10,848	283
Kelly Services, Inc. Class A(Æ)	1,644	29	CYREN, Ltd. (Æ)(Ñ)	33,600	97

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 21

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Daktronics, Inc.	7,392	88	Spansion, Inc. Class A(Æ)	1,082	23
Demand Media, Inc. (Æ)	18,600	90	Sparton Corp. (Æ)	10,055	279
Diebold, Inc.	15,292	614	SPS Commerce, Inc. (Æ)	25,269	1,597
Digital River, Inc. (Æ)	13,876	214	Stratasys, Ltd. (Æ)(Ñ)	5,228	594
Echelon Corp. (Æ)	12,100	29	Super Micro Computer, Inc. (Æ)	6,100	154
Electro Scientific Industries, Inc.	79,184	539	Synaptics, Inc. (Æ)	3,200	290
Ellie Mae, Inc. (Æ)	29,243	910	Synchronoss Technologies, Inc. (Æ)	8,699	304
Entropic Communications, Inc. (Æ)	22,200	74	SYNNEX Corp. (Æ)	4,142	302
Envestnet, Inc. (Æ)	16,090	787	Synopsys, Inc. (Æ)	4,007	156
ePlus, Inc. (Æ)	1,226	71	Syntel, Inc. (Æ)	2,654	228
Exa Corp. (Æ)	13,850	156	Take-Two Interactive Software, Inc. (Æ)	18,659	414
Extreme Networks, Inc. (Æ)	6,600	29	TeleNav, Inc. (Æ)	15,073	86
FEI Co.	3,247	294	Tessco Technologies, Inc.	17,875	567
FleetMatics Group PLC(Æ)(Ñ)	19,825	641	Tessera Technologies, Inc.	39,263	867
FormFactor, Inc. (Æ)	100,860	839	Tyler Technologies, Inc. (Æ)	19,570	1,786
Glu Mobile, Inc. (Æ)	27,399	137	Ultimate Software Group, Inc. (Æ)	2,170	300
GSI Group, Inc. (Æ)	10,961	140	Verint Systems, Inc. (Æ)	4,271	209
Guidance Software, Inc. (Æ)	2,200	20	Vishay Intertechnology, Inc.	54,496	844
Harmonic, Inc. (Æ)	58,903	439	Xcerra Corp. (Æ)	58,105	529
Hittite Microwave Corp.	1,996	156	Zynga, Inc. Class A(Æ)	22,500	72
iGATE Corp. (Æ)	519	19			42,093
Imation Corp. (Æ)	5,376	19	Utilities - 1.5%
Infinera Corp. (Æ)	6,700	62	Advantage Oil & Gas, Ltd. (Æ)	72,384	487
Ingram Micro, Inc. Class A(Æ)	3,673	108	Allete, Inc.	1,657	85
Insight Enterprises, Inc. (Æ)	12,271	377	American States Water Co.	7,318	243
Integrated Device Technology, Inc. (Æ)	19,892	308	Artesian Resources Corp. Class A	668	15
Interactive Intelligence Group, Inc. (Æ)	13,154	738	Boingo Wireless, Inc. (Æ)	3,800	26
InterDigital, Inc.	2,861	137	California Water Service Group	25,764	624
Intersil Corp. Class A	17,555	263	Cleco Corp.	213	13
Intevac, Inc. (Æ)	1,000	8	IDT Corp. Class B	3,083	54
InvenSense, Inc. Class A(Æ)(Ñ)	47,674	1,082	Intelsat SA(Æ)	3,100	58
Kemet Corp. (Æ)	2,700	16	Laclede Group, Inc. (The)	7,449	361
KEYW Holding Corp. (The)(Æ)(Ñ)	58,624	737	MagicJack VocalTec, Ltd. (Æ)(Ñ)	4,700	71
Kulicke & Soffa Industries, Inc. (Æ)	76,678	1,093	New Jersey Resources Corp.	2,947	168
Lambda TD Software, Inc. (Æ)	3,537	60	Northwest Natural Gas Co.	10,940	517
Lattice Semiconductor Corp. (Æ)	2,667	22	Piedmont Natural Gas Co. , Inc.	8,946	334
Manhattan Associates, Inc. (Æ)	8,337	287	PNM Resources, Inc.	4,928	144
MaxLinear, Inc. Class A(Æ)	6,500	65	Towerstream Corp. (Æ)(Ñ)	48,922	95
Mentor Graphics Corp.	10,450	225	UIL Holdings Corp.	4,219	163
Mercury Systems, Inc. (Æ)	32,941	374	Unitil Corp.	5,685	192
Micrel, Inc.	62,836	709	Vonage Holdings Corp. (Æ)	42,468	160
MicroStrategy, Inc. Class A(Æ)	142	20
MKS Instruments, Inc.	26,142	817			3,810
NetScout Systems, Inc. (Æ)	3,550	157	Total Common Stocks
Newport Corp. (Æ)	5,619	104	(cost $206,565)		244,100
NIC, Inc.	53,956	855	Short -Term Investments - 5.3%
NVE Corp. (Æ)	6,556	364	Russell U. S. Cash Management Fund	13,718,440(∞)	13,718
OmniVision Technologies, Inc. (Æ)	14,301	314	Total Short-Term Investments
OpenTable, Inc. (Æ)	6,460	669	(cost $13,718)		13,718
Oplink Communications, Inc. (Æ)	33,136	562	Other Securities - 4.1%
Palo Alto Networks, Inc. (Æ)	800	67	Russell U. S. Cash Collateral Fund(×)	10,514,622(∞)	10,515
PC Connection, Inc.	6,529	135	Total Other Securities
Pericom Semiconductor Corp. (Æ)	3,744	34	(cost $10,515)		10,515
Photronics, Inc. (Æ)	92,388	795
Polycom, Inc. (Æ)	48,620	610	Total Investments 103.8%
Pros Holdings, Inc. (Æ)	25,160	665	(identified cost $230,798)		268,333
PTC, Inc. (Æ)	786	30	Other Assets and Liabilities, Net
QLogic Corp. (Æ)	29,248	295	- (3.8%)		(9,831)
Quantum Corp. (Æ)(Ñ)	63,100	77
RMG Networks Holding Corp. (Æ)(Ñ)	7,300	16	Net Assets - 100.0%		258,502
Sapiens International Corp. NV(Æ)	14,985	120
SciQuest, Inc. (Æ)	28,475	504
Seachange International, Inc. (Æ)	1,344	11
ShoreTel, Inc. (Æ)	18,847	123
Sigma Designs, Inc. (Æ)	10,800	49
Silicon Image, Inc. (Æ)	9,177	46
Silicon Laboratories, Inc. (Æ)	25,925	1,277
Skyworks Solutions, Inc.	6,283	295
Sonus Networks, Inc. (Æ)	16,462	59

See accompanying notes which are an integral part of the financial statements.

22 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
	Acquisition	Amount ($)	Unit	(000)	(000)
% of Net Assets Securities	Date	or shares	$	$	$
0.1%
Cohu, Inc.	11/19/07		35,689 10.67	381	382
					382
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
		Number of	Notional	Expiration	(Depreciation)
		Contracts	Amount	Date	$
Long Positions
Russell 2000 Mini Index Futures		121	USD 14,403	09/14	405
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					405

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$35,771	$—		$—	$35,771	13.8
Consumer Staples	8,124	—		—	8,124	3.1
Energy	15,390	—		—	15,390	6.0
Financial Services	49,163	—		—	49,163	19.0
Health Care	24,663	—		—	24,663	9.5
Materials and Processing	19,070	—		—	19,070	7.4
Producer Durables	46,016	—		—	46,016	17.8
Technology	42,093	—		—	42,093	16.3
Utilities	3,810	—		—	3,810	1.5
Short-Term Investments	—	13,718		—	13,718	5.3
Other Securities	—	10,515		—	10,515	4.1
Total Investments	244,100	24,233		—	268,333	103.8
Other Assets and Liabilities, Net						(3.8)
						100.0
Other Financial Instruments
Futures Contracts	405	—		—	405	0.2
Total Other Financial Instruments*	$405	$—		$—	$405

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 23

Russell Investment Funds
Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2014 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$405

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$799

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(177)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the		Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$10,324	$—	$10,324
Futures Contracts	Variation margin on futures contracts		100	—	100
Total			$10,424	$—	$10,424

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^		Net Amount
Barclays	$1,122	$	— $	1,122	$—
Citigroup	565		—	565	—
Credit Suisse	400		—	400	—
Deutsche Bank	874		—	874	—
Fidelity	3,370		—	3,370	—
Goldman Sachs	1,655		—	1,655	—
JPMorgan Chase	191		—	191	—
Merrill Lynch	117		—	17	100
Morgan Stanley	2,125		—	2,125	—
UBS	5		—	5	—
Total	$10,424	$	— $	10,324	$100

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Aggressive Equity Fund 25

Russell Investment Funds
Aggressive Equity Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$230,798
Investments, at fair value(*)(>) .	268,333
Cash (restricted)(a)	1,045
Receivables:
Dividends and interest	194
Dividends from affiliated Russell funds	1
Investments sold	1,643
Fund shares sold	5
Variation margin on futures contracts	100
Prepaid expenses	2
Total assets	271,323

Liabilities
Payables:
Due to custodian	81
Investments purchased	1,905
Fund shares redeemed	54
Accrued fees to affiliates	189
Other accrued expenses	77
Payable upon return of securities loaned	10,515
Total liabilities	12,821

Net Assets	$258,502

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$177
Accumulated net realized gain (loss)	11,506
Unrealized appreciation (depreciation) on:
Investments	37,535
Futures contracts	405
Shares of beneficial interest	157
Additional paid-in capital	208,722
Net Assets	$258,502
Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$16.43
Net assets	$258,502,421
Shares outstanding ($. 01 par value)	15,729,602
Amounts in thousands
(*) Securities on loan included in investments	$10,324
(>) Investments in affiliates, Russell U. S. Cash Management Fund and Russell U. S. Cash Collateral Fund	$24,233
(a) Cash Collateral for Futures	$1,045
(#) Net asset value per share equals et assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 27

Russell Investment Funds
Aggressive Equity Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,472
Dividends from affiliated Russell funds	8
Securities lending income	54
Total investment income	1,534
Expenses
Advisory fees	1,088
Administrative fees	60
Custodian fees	75
Transfer agent fees	5
Professional fees	28
Trustees’ fees	3
Printing fees	18
Miscellaneous	8
Expenses before reductions	1,285
Expense reductions	(60)
Net expenses	1,225
Net investment income (loss)	309
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	12,023
Futures contracts	799
Net realized gain (loss)	12,822
Net change in unrealized appreciation (depreciation) on:
Investments	(9,952)
Futures contracts	(177)
Net change in unrealized appreciation (depreciation)	(10,129)
Net realized and unrealized gain (loss)	2,693
Net Increase (Decrease) in Net Assets from Operations	$3,002

See accompanying notes which are an integral part of the financial statements.

28 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$309	$1,057
Net realized gain (loss)	12,822	32,228
Net change in unrealized appreciation (depreciation)	(10,129)	37,680
Net increase (decrease) in net assets from operations	3,002	70,965

Distributions
From net investment income	(222)	(929)
From net realized gain	(8,442)	(16,473)
Net decrease in net assets from distributions	(8,664)	(17,402)

Share Transactions*
Net increase (decrease) in net assets from share transactions	26,336	(1,637)
Total Net Increase (Decrease) in Net Assets	20,674	51,926
Net Assets
Beginning of period	237,828	185,902
End of period	$258,502	$237,828
Undistributed (overdistributed) net investment income included in net assets	$177	$90

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 29

Russell Investment Funds
Aggressive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:
	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,752	$28,215	705	$11,092
Proceeds from reinvestment of distributions	543	8,664	1,041	17,401
Payments for shares redeemed	(654)	(10,543)	(1,934)	(30,130)
Total increase (decrease)	1,641	$26,336	(188)	$(1,637)

See accompanying notes which are an integral part of the financial statements.

30 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	16.88	. 02	. 11	. 13	(. 01)	(. 57)
December 31, 2013	13.02	. 08	5.11	5.19	(. 07)	(1.26)
December 31, 2012	11.36	. 13	1.67	1.80	(. 14)	—
December 31, 2011	11.92	. 04	(. 54)	(. 50)	(. 06)	—
December 31, 2010	9.59	. 04	2.34	2.38	(. 05)	—
December 31, 2009	7.18	. 05	2.40	2.45	(. 04)	—

See accompanying notes which are an integral part of the financial statements.
31 Aggressive Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 58)	16.43	. 93	258,502	1.06	1.01	. 26	41
(1.33)	16.88	40.00	237,828	1.05	1.00	. 50	77
(. 14)	13.02	15.84	185,902	1.09	1.04	1.08	150
(. 06)	11.36	(4.20)	177,035	1.08	1.02	. 37	105
(. 05)	11.92	24.88	191,763	1.11	1.05	. 44	107
(. 04)	9.59	34.32	158,671	1.13	1.02	. 65	161

See accompanying notes which are an integral part of the financial statements.
Aggressive Equity Fund 32

Russell Investment Funds
Non-U.S. Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,040.90	$1,019.84
Performance” provides information about actual account values	Expenses Paid During Period*	$5.06	$5.01
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are the equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized ),
that you paid over the period. Simply divide your account value by	multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been higher.
in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Non-U.S. Fund 33

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.9%			Husky Energy, Inc.	900	29
Australia - 0.9%			Imperial Oil, Ltd.	749	39
Amcor, Ltd. Class A	3,666	36	Loblaw Cos. , Ltd.	20,252	904
Australia & New Zealand Banking			Magna International, Inc. Class A	503	54
Group, Ltd. - ADR	7,594	239	National Bank of Canada	879	37
BHP Billiton, Ltd. - ADR	9,473	321	Pembina Pipeline Corp.	900	39
Brambles, Ltd.	4,724	41	Power Corp. of Canada	1,080	30
Commonwealth Bank of Australia - ADR	4,786	365	Rogers Communications, Inc. Class B	1,103	44
CSL, Ltd.	25,872	1,622	Royal Bank of Canada - GDR	3,493	250
Insurance Australia Group, Ltd.	6,812	38	Shaw Communications, Inc. Class B	1,091	28
National Australia Bank, Ltd. - ADR	6,292	194	Suncor Energy, Inc.	35,023	1,493
Origin Energy, Ltd.	2,247	31	Toronto Dominion Bank	5,430	280
Santos, Ltd. (Æ)	2,837	38	TransCanada Corp.	2,073	99
Scentre Group(Æ)	15,532	47	Valeant Pharmaceuticals International,
Suncorp Group, Ltd.	3,547	45	Inc. (Æ)	9,190	1,159
Telstra Corp. , Ltd.	12,751	63			13,492
Wesfarmers, Ltd.	3,365	133
Westfield Corp. (Æ)	6,053	41	Cayman Islands - 0.7%
Westpac Banking Corp.	8,418	269	Baidu, Inc. - ADR(Æ)	5,025	939
Woodside Petroleum, Ltd.	1,874	73	CIMC Enric Holdings, Ltd.	238,000	313
Woolworths, Ltd.	3,700	123	MGM China Holdings, Ltd.	340,400	1,181
		3,719	SouFun Holdings, Ltd. - ADR	36,160	354
					2,787
Austria - 0.4%
Erste Group Bank AG	57,500	1,860	Czech Republic - 0.1%

Belgium - 0.5%			CEZ AS(Æ)	15,450	466
Anheuser-Busch InBev NV	11,181	1,285	Denmark - 2.0%
KBC Groep NV(Æ)	11,398	620	AP Moeller - Maersk A/S Class A	11	26
		1,905	AP Moeller - Maersk A/S Class B	19	47
			Carlsberg A/S Class B	4,709	507
Bermuda - 1.0%			Coloplast A/S Class B	16,844	1,523
Li & Fung, Ltd.	956,000	1,416	Danske Bank A/S	113,101	3,197
PartnerRe, Ltd. - ADR	8,475	926	Novo Nordisk A/S Class B	16,891	778
RenaissanceRe Holdings, Ltd.	8,725	934	Novozymes A/S Class B	654	33
Yue Yuen Industrial Holdings, Ltd.	296,100	991	TDC A/S	200,300	2,073
		4,267			8,184

Brazil - 1.2%			Finland - 0.4%
BM&FBovespa SA	115,610	606	Fortum OYJ	1,231	33
Brookfield Incorporacoes SA(Æ)	386,600	254	Kone OYJ Class B	1,009	42
Cielo SA	38,200	787	Sampo Class A	31,471	1,592
Embraer SA - ADR	49,700	1,810			1,667
Itau Unibanco Holding SA - ADR	65,244	938
Kroton Educacional SA	26,800	752	France - 10.0%
		5,147	Air Liquide SA Class A	17,685	2,388
			BNP Paribas SA	13,685	928
Canada - 3.2%			Capital Gemini SA	48,813	3,482
Alimentation Couche Tard, Inc. Class B	43,806	1,200	Casino Guichard Perrachon SA(Æ)	3,700	491
ARC Resources, Ltd.	911	28	Christian Dior SA	139	28
Bank of Montreal	1,897	140	Credit Agricole SA(Ñ)	72,043	1,016
Bank of Nova Scotia	3,582	239	Danone SA	30,213	2,244
BCE, Inc.	1,100	50	Dassault Systemes SA	4,458	574
Brookfield Asset Management, Inc. Class			Essilor International SA	616	65
A(Æ)	38,200	1,681	Faurecia	23,130	873
Brookfield Asset Management, Inc.			GDF Suez	36,501	1,005
Class A	1,424	63	Lagardere SCA	12,131	395
Canadian Imperial Bank of Commerce(Þ)	806	73	Legrand SA - ADR	19,604	1,199
Canadian National Railway Co. (Æ)(Þ)	37,274	2,423	L'Oreal SA	685	118
Canadian National Railway Co.	2,165	141	LVMH Moet Hennessy Louis Vuitton
Canadian Natural Resources, Ltd.	3,209	147	SA - ADR	12,197	2,352
Canadian Oil Sands, Ltd.	1,404	32	Natixis	66,883	429
Canadian Pacific Railway, Ltd.	8,247	1,495	Pernod Ricard SA(Ñ)	17,575	2,111
Cenovus Energy, Inc.	1,140	37	Publicis Groupe SA - ADR(Æ)	13,590	1,153
CI Financial Corp. (Ñ)	34,374	1,129	Rallye SA	37,085	2,023
Crescent Point Energy Corp.	1,162	51	Safran SA	665	44
Enbridge, Inc.	1,641	78	Sanofi - ADR	40,286	4,279

See accompanying notes which are an integral part of the financial statements.

34 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Schneider Electric SE(Æ)	54,261	5,107	Kerry Group PLC Class A	384	29
Sodexo	278	30			2,004
Total SA	61,101	4,416
Unibail-Rodamco SE(ö)	133	39	Israel - 0.6%
Valeo SA	6,860	921	Check Point Software Technologies, Ltd.
Vallourec SA(Ñ)	35,870	1,606	(Æ)(Ñ)	7,871	528
Vinci SA	28,320	2,117	Teva Pharmaceutical Industries, Ltd.
Vivendi SA - ADR(Æ)	1,749	43	- ADR	34,100	1,787
		41,476	Teva Pharmaceutical Industries, Ltd.	1,338	71
					2,386
Germany - 7.1%
Adidas AG	629	64	Italy - 2.6%
Allianz SE	614	102	Enel SpA	196,150	1,143
BASF SE	2,342	273	ENI SpA - ADR	151,326	4,140
Bayer AG	33,512	4,733	Intesa Sanpaolo SpA	564,717	1,744
Bayerische Motoren Werke AG	11,930	1,513	Saipem SpA - ADR(Æ)	30,579	825
Beiersdorf AG(Æ)	16,639	1,610	Snam Rete Gas SpA	295,260	1,779
Brenntag AG	5,812	1,039	Telecom Italia SpA(Æ)	879,650	1,114
Continental AG	8,100	1,876
Daimler AG	31,600	2,960			10,745
Deutsche Boerse AG	45,258	3,512
Deutsche Post AG	2,576	93	Japan - 12.1%
E. ON SE	25,190	520	Amada Co. , Ltd.	240,700	2,448
Fresenius Medical Care AG & Co. KGaA	626	42	Asahi Group Holdings, Ltd.	1,000	31
Fresenius SE & Co. KGaA	354	53	Astellas Pharma, Inc.	115,400	1,516
Henkel AG & Co. KGaA	309	31	Canon, Inc.	59,000	1,919
Linde AG	10,423	2,216	Dai-ichi Life Insurance Co. , Ltd. (The)	72,550	1,081
Merck KGaA	20,246	1,758	Daikin Industries, Ltd.	20,300	1,281
MTU Aero Engines AG	4,130	380	Daito Trust Construction Co. , Ltd.	6,300	741
Muenchener Rueckversicherungs AG	492	109	Denso Corp.	44,100	2,105
ProSiebenSat. 1 Media AG	14,132	630	Eisai Co. , Ltd.	700	29
Rational AG	1,744	564	FANUC Corp.	12,000	2,069
SAP AG - ADR	24,939	1,926	Fuji Heavy Industries, Ltd.	29,700	822
Siemens AG	14,956	1,975	Honda Motor Co. , Ltd.	127,700	4,458
Volkswagen AG	6,866	1,775	Hoya Corp.	81,600	2,711
			Inpex Corp.	82,300	1,251
		29,754	Isuzu Motors, Ltd.	81,000	536
			ITOCHU Corp.	152,800	1,962
Hong Kong - 1.6%			Japan Tobacco, Inc.	31,700	1,156
AIA Group, Ltd.	585,000	2,940	Kao Corp.	26,200	1,031
Cheung Kong Holdings, Ltd.	3,000	53	KDDI Corp.	17,100	1,043
China Mobile, Ltd.	152,000	1,475	Keyence Corp.	2,700	1,178
CLP Holdings, Ltd.	5,500	45	Kyocera Corp.	19,400	921
Guangdong Investment, Ltd.	455,200	525	Mabuchi Motor Co. , Ltd.	31,000	2,351
Hang Seng Bank, Ltd.	2,200	36	Mitsubishi Corp.	2,500	52
Hong Kong & China Gas Co. , Ltd.	18,360	40	Mitsubishi UFJ Financial Group, Inc.	156,700	961
Link REIT (The)(ö)	7,000	38	MS&AD Insurance Group Holdings, Inc.	17,700	428
Power Assets Holdings, Ltd.	4,000	35	Nippon Telegraph & Telephone Corp.	1,100	69
Sun Hung Kai Properties, Ltd.	2,000	27	NKSJ Holdings, Inc.	45,300	1,220
Tencent Holdings, Ltd. (Æ)	105,500	1,609	NTT DOCOMO, Inc.	58,400	998
		6,823	ORIX Corp.	98,900	1,639
			Secom Co. , Ltd.	22,200	1,357
India - 1.4%			Seven & I Holdings Co. , Ltd.	1,300	55
HDFC Bank, Ltd. - ADR	17,610	825	Shin-Etsu Chemical Co. , Ltd.	50,500	3,070
Housing Development Finance Corp.	73,617	1,215	SMC Corp.	4,100	1,097
Reliance Industries, Ltd.	52,095	879	Start Today Co. , Ltd.	13,500	355
Tata Motors, Ltd. - ADR	69,649	2,720	Sumitomo Corp.	126,200	1,704
		5,639	Sumitomo Mitsui Financial Group, Inc.	71,400	2,991
			Takeda Pharmaceutical Co. , Ltd.	2,100	97
Indonesia - 0.4%			Terumo Corp.	35,400	791
Bank Rakyat Indonesia Persero Tbk PT	1,606,000	1,398	Tokyo Gas Co. , Ltd.	6,000	35
Telekomunikasi Indonesia Persero Tbk			Toyota Motor Corp.	7,300	438
PT	1,464,900	305	Yokogawa Electric Corp.	20,000	253
		1,703			50,250

Ireland - 0.5%			Jersey - 1.1%
CRH PLC	76,900	1,975	Delphi Automotive PLC	11,571	795
			Experian PLC	2,901	49

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 35

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
WPP PLC	162,921	3,553	Inditex SA	750	115
		4,397	Indra Sistemas SA	24,775	443
			Mapfre SA	129,859	518
Kenya - 0.1%			Telefonica SA - ADR	2,371	41
Safaricom, Ltd.	4,033,700	573			6,251

Luxembourg - 0.2%			Sweden - 0.9%
ArcelorMittal	62,573	928	Assa Abloy AB Class B	1,058	54
SES SA	885	34	Atlas Copco AB Class A	2,411	70
Tenaris SA	1,276	30	Atlas Copco AB Class B	1,129	30
		992	Hennes & Mauritz AB Class B	28,688	1,254
			Nordea Bank AB	4,533	64
Netherlands - 6.4%			Sandvik AB	138,400	1,891
Aegon NV	409,734	3,576	Svenska Cellulosa AB SCA Class B	1,801	47
Akzo Nobel NV	40,161	3,011	Svenska Handelsbanken AB Class A	1,415	69
Delta Lloyd NV	95,100	2,414	Telefonaktiebolaget LM Ericsson Class B	7,222	87
Heineken NV	21,253	1,526	TeliaSonera AB	6,712	49
ING Groep NV(Æ)	449,836	6,321			3,615
Koninklijke Ahold NV(Æ)	2,155	40
Koninklijke KPN NV(Æ)	244,650	891	Switzerland - 10.5%
Koninklijke Philips NV	59,822	1,898	ABB, Ltd. (Æ)	97,684	2,249
NXP Semiconductor NV(Æ)	15,899	1,052	ABB, Ltd. - ADR(Æ)(Ñ)	24,400	562
Randstad Holding NV(Æ)	30,678	1,663	ACE, Ltd.	8,750	907
Reed Elsevier NV(Æ)	63,652	1,460	Actelion, Ltd. (Æ)	11,959	1,513
STMicroelectronics NV	164,450	1,475	Adecco SA(Æ)	9,869	812
Unilever NV	25,541	1,118	Cie Financiere Richemont SA	10,719	1,125
		26,445	Credit Suisse Group AG(Æ)	121,262	3,468
			GAM Holding AG(Æ)	25,726	490
Norway - 1.2%			Geberit AG	4,449	1,562
DNB ASA	133,500	2,441	Givaudan SA(Æ)	27	45
Marine Harvest ASA	40,450	552	Helvetia Holding AG	800	367
Orkla ASA	153,200	1,365	Julius Baer Group, Ltd. (Æ)	25,138	1,036
Statoil ASA Class N	3,077	95	Kuehne & Nagel International AG	4,716	628
TE Connectivity, Ltd.	29,140	664	Lonza Group AG(Æ)	15,800	1,719
			Nestle SA	68,250	5,288
		5,117	Novartis AG	65,101	5,896
			Partners Group Holding AG	4,757	1,300
Russia - 0.6%			Roche Holding AG	18,601	5,548
Gazprom OAO - ADR(Æ)	243,440	2,122	SGS SA	16	38
Sberbank of Russia - ADR	48,569	492	Sika AG	195	797
		2,614	Sonova Holding AG	6,008	917
			Swatch Group AG (The) Class B	89	54
Singapore - 1.6%			Swiss Life Holding AG(Æ)	6,400	1,518
DBS Group Holdings, Ltd.	120,000	1,612	Swiss Re AG(Æ)	7,073	629
Jardine Cycle & Carriage, Ltd.	70,500	2,502	Swisscom AG	68	40
Keppel Corp. , Ltd. - ADR	4,000	35	Syngenta AG	270	101
Oversea-Chinese Banking Corp. , Ltd.	7,000	54	TE Connectivity, Ltd.	955	59
Singapore Telecommunications, Ltd.	166,000	513	UBS AG(Æ)	179,466	3,292
United Overseas Bank, Ltd.	113,100	2,042	Zurich Insurance Group AG(Æ)	6,189	1,865
		6,758			43,825

South Africa - 0.5%			Taiwan - 1.9%
Bidvest Group, Ltd. (Æ)	37,778	1,004	Hon Hai Precision Industry Co. , Ltd.	951,924	3,188
Discovery Holdings, Ltd.	132,149	1,207	MediaTek, Inc.	84,000	1,421
		2,211	Taiwan Semiconductor Manufacturing
			Co. , Ltd. - ADR	90,502	1,936

South Korea - 1.3%			Teco Electric and Machinery Co. , Ltd.	1,211,700	1,394
Hana Financial Group, Inc.	25,755	955			7,939
Hankook Tire Co. , Ltd.	20,500	1,224
Samsung Electronics Co. , Ltd.	1,670	2,182	Thailand - 0.1%
Shinhan Financial Group Co. , Ltd.	26,471	1,225	Charoen Pokphand Foods PCL(Æ)	48,800	40
		5,586	Kasikornbank PCL Class R	44,100	279
					319
Spain - 1.5%
Amadeus IT Holding SA Class A	58,245	2,402	United Kingdom - 17.7%
Banco Santander SA - ADR	255,775	2,672	AMEC PLC - GDR	29,900	622
Iberdrola SA	7,869	60	ARM Holdings PLC	25,424	383

See accompanying notes which are an integral part of the financial statements.

36 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair				Principal	Fair
	Amount ($)	Value				Amount ($)	Value
	or Shares	$				or Shares	$
Associated British Foods PLC	1,094	57	Standard Chartered PLC			92,853	1,897
AstraZeneca PLC - ADR(Æ)	2,832	210	Tesco PLC			21,220	103
Aviva PLC	164,021	1,433	Travis Perkins PLC			78,625	2,204
Babcock International Group PLC	75,267	1,497	Tullow Oil PLC			62,808	917
BAE Systems PLC	4,995	37	Unilever PLC			3,856	175
Barclays PLC	842,904	3,069	United Utilities Group PLC(Æ)			1,806	27
Berkeley Group Holdings PLC	21,531	891	Vodafone Group PLC			690,306	2,304
BG Group PLC	131,872	2,787	Whitbread PLC			500	38
BHP Billiton PLC	1,901	61					73,689
BP PLC	573,020	5,051
BP PLC - ADR	6,100	322	United States - 1.6%
British American Tobacco PLC	5,526	329	Autoliv, Inc.			246	26
British Land Co. PLC(ö)	2,635	32	Joy Global, Inc. (Ñ)			26,600	1,638
British Sky Broadcasting Group PLC	2,791	43	NCR Corp. (Æ)(Ñ)			14,699	516
BT Group PLC	23,290	153	News Corp. Class A(Æ)			76,275	1,368
Bunzl PLC(Æ)	965	27	News Corp. (Æ)			35,235	615
Burberry Group PLC(Æ)	1,029	26	Philip Morris International, Inc.			9,200	776
Capita PLC	79,469	1,557	Yum! Brands, Inc.			18,822	1,528
Carillion PLC	76,100	431
Centrica PLC	14,750	79					6,467
Compass Group PLC	314,918	5,482
Dairy Crest Group PLC	157,809	1,271	Total Common Stocks
Diageo PLC	56,393	1,801	(cost $300,475)				391,072
DS Smith PLC Class F	429,650	2,035	Preferred Stocks - 0.1%
Ensco PLC Class A	537	30	Brazil - 0.1%
GlaxoSmithKline PLC - ADR	160,506	4,296	Usinas Siderurgicas de Minas Gerais
Hays PLC	152,445	381	SA(Æ)			171,175	587
HSBC Holdings PLC	426,472	4,327
IMI PLC	34,825	886	Germany - 0.0%
Imperial Tobacco Group PLC	106,345	4,787	Henkel AG & Co. KGaA			519	60
InterContinental Hotels Group PLC
- ADR	29,944	1,241	Total Preferred Stocks
Johnson Matthey PLC	24,155	1,282	(cost $746)				647
Jupiter Fund Management PLC	118,818	812
Kingfisher PLC	6,906	42	Short -Term Investments - 5.2%
Land Securities Group PLC(ö)	2,069	37	United States - 5.2%
National Grid PLC	182,201	2,619	Russell U. S. Cash Management Fund			21,585,759 (∞)	21,586
Next PLC	453	50
Reckitt Benckiser Group PLC	23,405	2,043	Total Short-Term Investments
Reed Elsevier PLC	3,355	54	(cost $21,586)				21,586
Rio Tinto PLC(Æ)	33,379	1,776	Other Securities - 1.5%
Rolls-Royce Holdings PLC(Æ)	31,221	571	Russell U. S. Cash Collateral Fund(×)			6,117,138 (∞)	6,117
Royal Bank of Scotland Group PLC(Æ)	195,545	1,099	Total Other Securities
Royal Dutch Shell PLC Class A	145,069	6,009	(cost $6,117)				6,117
Royal Dutch Shell PLC Class B	7,203	313
SABMiller PLC - ADR	2,796	162	Total Investments 100.7%
Scottish & Southern Energy PLC	1,077	29	(identified cost $328,924)				419,422
Shire PLC - ADR(Æ)	1,731	135	Other Assets and Liabilities, Net
Smith & Nephew PLC	52,408	931	- (0.7%)				(2,785)
Smiths Group PLC	53,613	1,190
St. James's Place PLC	94,756	1,236	Net Assets - 100.0%				416,637

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
CAC 40 Index Futures			52	EUR	2,299	07/14	(72)
DAX Index Futures			9	EUR	2,218	09/14	(18)
EURO STOXX 50 Index Futures			128	EUR	4,137	09/14	(71)
FTSE 100 Index Futures			37	GBP	2,483	09/14	(16)
Hang Seng Index Futures			6	HKD	6,931	07/14	8
NIKKEI 225 Index Futures			165	JPY 1,251,113		09/14	123
S&P/TSX 60 Index Futures			15	CAD	2,591	09/14	24
SPI 200 Index Futures			14	AUD	1,874	09/14	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 37

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
TOPIX Index Futures				36	JPY	454,500	09/14	96
Short Positions
MSCI Emerging Markets Mini Index Futures				240	USD	12,488	09/14	(4)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								70

Foreign Currency Exchange Contracts

Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD		121		EUR	88	07/07/14	—
Bank of America	USD		169		GBP	99	07/15/14	—
Bank of America	USD		19		HKD	144	07/03/14	—
Bank of America	CHF		9		USD	11	07/03/14	—
Bank of America	EUR		326		USD	446	07/02/14	—
Bank of New York	USD		1		CAD	1	07/03/14	—
Bank of New York	USD		47		CHF	42	07/29/14	—
Bank of New York	USD		3		DKK	18	07/05/14	—
Bank of New York	USD		5,190		EUR	3,835	09/17/14	61
Bank of New York	USD		108		GBP	64	08/02/14	1
Bank of New York	CHF		42		USD	47	07/01/14	—
Bank of New York	EUR		23		USD	31	07/01/14	—
Bank of New York	EUR		25		USD	34	07/01/14	—
Bank of New York	JPY		1,857		USD	18	07/01/14	—
Bank of New York	JPY		4,956		USD	49	07/01/14	—
Barclays	USD		1,691		AUD	1,813	09/17/14	9
Barclays	USD		802		HKD	6,220	09/17/14	—
Brown Brothers Harriman	USD		465		CZK	9,322	07/03/14	—
Brown Brothers Harriman	JPY		5,506		USD	54	07/02/14	—
Citigroup	USD		85		GBP	50	07/31/14	—
Citigroup	CHF		11		USD	13	07/02/14	—
Credit Suisse	USD		4,337		GBP	2,585	09/17/14	84
HSBC	USD		2,087		CAD	2,275	09/17/14	40
HSBC	USD		3,278		JPY	333,890	09/17/14	20
State Street	USD		157		CAD	168	07/19/14	—
State Street	USD		3		CHF	3	07/04/14	—
State Street	USD		1		DKK	3	07/02/14	—
State Street	USD		70		DKK	383	07/26/14	—
State Street	USD		488		DKK	2,667	08/12/14	2
State Street	USD		232		EUR	170	08/07/14	1
State Street	USD		369		EUR	270	08/10/14	1
State Street	USD		460		EUR	337	08/11/14	2
State Street	USD		22		HKD	167	07/02/14	—
State Street	USD		24		HKD	187	07/02/14	—
State Street	USD		35		JPY	3,514	07/09/14	—
State Street	USD		1		SEK	4	07/02/14	—
State Street	USD		86		SEK	578	08/04/14	1
State Street	USD		61		SGD	76	07/17/14	—
State Street	USD		23		THB	751	07/03/14	—
State Street	AUD		13		USD	12	07/02/14	—
State Street	AUD		100		USD	93	09/17/14	—
State Street	CAD		100		USD	91	09/17/14	(2)
State Street	EUR		1		USD	1	07/01/14	—
State Street	EUR		200		USD	271	09/17/14	(3)
State Street	EUR		200		USD	271	09/17/14	(3)
State Street	GBP		343		USD	584	07/02/14	(3)
State Street	GBP		100		USD	167	09/17/14	(4)
State Street	GBP		100		USD	170	09/17/14	(1)
State Street	ILS		174		USD	51	07/08/14	—
State Street	JPY		1,364		USD	13	07/01/14	—
State Street	JPY		1,444		USD	14	07/01/14	—
State Street	JPY		2,870		USD	28	07/01/14	—
State Street	JPY		28,121		USD	277	07/02/14	—
State Street	JPY		10,000		USD	98	09/17/14	(1)
State Street	JPY		10,000		USD	98	09/17/14	(1)
State Street	NOK		5		USD	1	07/02/14	—

See accompanying notes which are an integral part of the financial statements.

38 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Westpac	USD	5,190	EUR	3,835	09/17/14	62
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						266

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Australia	$3,719	$—		$—	$3,719	0.9
Austria	1,860	—		—	1,860	0.4
Belgium	1,905	—		—	1,905	0.5
Bermuda	4,267	—		—	4,267	1.0
Brazil	5,147	—		—	5,147	1.2
Canada	13,492	—		—	13,492	3.2
Cayman Islands	2,787	—		—	2,787	0.7
Czech Republic	466	—		—	466	0.1
Denmark	8,184	—		—	8,184	2.0
Finland	1,667	—		—	1,667	0.4
France	41,476	—		—	41,476	10.0
Germany	29,754	—		—	29,754	7.1
Hong Kong	6,823	—		—	6,823	1.6
India	5,639	—		—	5,639	1.4
Indonesia	1,703	—		—	1,703	0.4
Ireland	2,004	—		—	2,004	0.5
Israel	2,386	—		—	2,386	0.6
Italy	10,745	—		—	10,745	2.6
Japan	50,250	—		—	50,250	12.1
Jersey	4,397	—		—	4,397	1.1
Kenya	573	—		—	573	0.1
Luxembourg	992	—		—	992	0.2
Netherlands	26,445	—		—	26,445	6.4
Norway	5,117	—		—	5,117	1.2
Russia	2,614	—		—	2,614	0.6
Singapore	6,758	—		—	6,758	1.6
South Africa	2,211	—		—	2,211	0.5
South Korea	5,586	—		—	5,586	1.3
Spain	6,251	—		—	6,251	1.5
Sweden	3,615	—		—	3,615	0.9
Switzerland	43,825	—		—	43,825	10.5
Taiwan	7,939	—		—	7,939	1.9
Thailand	319	—		—	319	0.1
United Kingdom	73,689	—		—	73,689	17.7
United States	6,467	—		—	6,467	1.6
Preferred Stocks	—	647		—	647	0.1
Short-Term Investments	—	21,586		—	21,586	5.2
Other Securities	—	6,117		—	6,117	1.5
Total Investments	391,072	28,350		—	419,422	100.7
Other Assets and Liabilities, Net						(0.7)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 39

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total		% of Net Assets
									100.0

Other Financial Instruments
Futures Contracts		70		—		—		70	— *
Foreign Currency Exchange Contracts		4		262		—		266	— *
Total Other Financial Instruments**		$74		$262		$—		$336

*	Less than . 05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2014 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$284
Variation margin on futures contracts*	251	—
Total	$251	$284

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$181	$—
Unrealized depreciation on foreign currency exchange contracts	—	18
Total	$181	$18

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$275	$—
Foreign currency-related transactions**	—	308
Total	$275	$308

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,221)	$—
Foreign currency-related transactions***	—	363
Total	$(1,221)	$363

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***

Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 41

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement
	Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$5,925	$—	$5,925
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	284	—	284
Futures Contracts	Variation margin on futures contracts	110	—	110
Total		$6,319	$—	$6,319

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$63	$—	$—	$63
Barclays	9	—	—	9
Citigroup	355	—	355	—
Credit Suisse	1,637	—	1,556	81
Fidelity	694	—	694	—
Goldman Sachs	1,960	—	1,960	—
HSBC	60	—	—	60
Morgan Stanley	1,465	—	1,355	110
State Street	8	—	—	8
UBS	6	—	6	—
Westpac	62	—	—	62
Total	$6,319	$—	$5,926	$393

42 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$28	$	— $	28
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	18	—	18
Total	$46	$	— $	46

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of New York	$1	$ —	$ —	$1
Morgan Stanley	28	—	28	—
State Street	17	—	—	17
Total	$46	$ —	$28	$18

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Non-U.S. Fund 43

Russell Investment Funds
Non-U.S. Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$328,924
Investments, at fair value(*)(>)	419,422
Cash	34
Cash (restricted)(a)	3,600
Foreign currency holdings(^)	361
Unrealized appreciation on foreign currency exchange contracts	284
Receivables:
Dividends and interest	766
Dividends from affiliated Russell funds	2
Investments sold	3,232
Fund shares sold	42
Foreign capital gains taxes recoverable	338
Variation margin on futures contracts	110
Other receivable	3
Prepaid expenses	4
Total assets	428,198

Liabilities
Payables:
Investments purchased	4,826
Fund shares redeemed	103
Accrued fees to affiliates	311
Other accrued expenses	127
Variation margin on futures contracts	28
Deferred capital gains tax liability	31
Unrealized depreciation on foreign currency exchange contracts	18
Payable upon return of securities loaned	6,117
Total liabilities	11,561

Net Assets	$416,637

See accompanying notes which are an integral part of the financial statements.

44 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Statement of Assets and Liabilities, continued — June 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,431
Accumulated net realized gain (loss)	(58,223)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	90,467
Futures contracts	70
Foreign currency-related transactions	291
Other investments	3
Shares of beneficial interest	328
Additional paid-in capital	378,270
Net Assets	$416,637
Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$12.68
Net assets	$416,636,782
Shares outstanding ($. 01 par value)	32,849,250
Amounts in thousands
(^) Foreign currency holdings - cost	$359
(*) Securities on loan included in investments	$5,925
(>) Investments in affiliates, Russell U. S. Cash Management Fund and Russell U. S. Cash Collateral Fund	$27,703
(a) Cash Collateral for Futures	$3,600
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 45

Russell Investment Funds
Non-U.S. Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$9,554
Dividends from affiliated Russell funds	8
Securities lending income	230
Less foreign taxes withheld	(788)
Total investment income	9,004
Expenses
Advisory fees	1,836
Administrative fees	102
Custodian fees	113
Transfer agent fees	9
Professional fees	36
Trustees’ fees	5
Printing fees	32
Miscellaneous	7
Expenses before reductions	2,140
Expense reductions	(102)
Net expenses	2,038
Net investment income (loss)	6,966
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	11,969
Futures contracts	275
Foreign currency-related transactions	209
Net realized gain (loss)	12,453
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(1,858)
Futures contracts	(1,221)
Foreign currency-related transactions	371
Net change in unrealized appreciation (depreciation)	(2,708)
Net realized and unrealized gain (loss)	9,745
Net Increase (Decrease) in Net Assets from Operations	$16,711

See accompanying notes which are an integral part of the financial statements.

46 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,966	$6,733
Net realized gain (loss)	12,453	24,302
Net change in unrealized appreciation (depreciation)	(2,708)	46,434
Net increase (decrease) in net assets from operations	16,711	77,469

Distributions
From net investment income	(4,585)	(7,653)
Net decrease in net assets from distributions	(4,585)	(7,653)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(24,006)	1,845
Total Net Increase (Decrease) in Net Assets	(11,880)	71,661
Net Assets
Beginning of period	428,517	356,856
End of period	$416,637	$428,517
Undistributed (overdistributed) net investment income included in net assets	$5,431	$3,050

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 47

Russell Investment Funds
Non-U.S. Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:
	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	685	$8,341	2,484	$27,097
Proceeds from reinvestment of distributions	378	4,585	691	7,653
Payments for shares redeemed	(3,005)	(36,932)	(2,980)	(32,905)
Total increase (decrease)	(1,942)	$(24,006)	195	$1,845

See accompanying notes which are an integral part of the financial statements.

48 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income
June 30, 2014(1)	12.32	. 21	. 29	. 50	(. 14)
December 31, 2013	10.31	. 18	2.05	2.23	(. 22)
December 31, 2012	8.75	. 18	1.55	1.73	(. 17)
December 31, 2011	10.21	. 17	(1.46)	(1.29)	(. 17)
December 31, 2010	9.25	. 12	. 92	1.04	(. 08)
December 31, 2009	7.48	. 12	1.88	2.00	(. 23)

See accompanying notes which are an integral part of the financial statements.
49 Non-U.S. Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 14)	12.68	4.09	416,637	1.05	1.00	3.41	16
(. 22)	12.32	21.91	428,517	1.04	. 99	1.76	36
(. 17)	10.31	19.81	356,856	1.07	1.01	1.94	47
(. 17)	8.75	(12.88)	329,578	1.10	1.04	1.74	49
(. 08)	10.21	11.42	366,870	1.12	1.06	1.30	49
(. 23)	9.25	27.33	322,145	1.12	1.04	1.56	133

See accompanying notes which are an integral part of the financial statements.
Non-U.S. Fund 50

Russell Investment Funds
Core Bond Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,035.50	$1,021.67
Performance” provides information about actual account values	Expenses Paid During Period*	$3.18	$3.16
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.63%
(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been
in the row entitled “Expenses Paid During Period” to estimate	higher.
the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Core Bond Fund 51

Russell Investment Funds
Core Bond Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 76.5%			Series 2010-1 Class A2
Asset-Backed Securities - 8.6%			1.427% due 02/25/35 (Ê)	500	516
			Series 2011-2 Class A3

Access Series Group, 2008-1 Inc. Class A			1.229% due 10/27/36 (Ê)	410	411
			CarFinance Capital Auto Trust
1.529% due 10/27/25 (Ê)	448	451	Series 2014-1A Class A
ACE Securities Corp.			1.460% due 12/17/18 (Þ)	434	434
Series 2005-SD3 Class A

0.552% due 08/25/45 (Ê)	3	3	CCG Series Receivables 2013-1 Trust Class A2
Ally Auto Receivables Trust			1.050% due 08/14/20 (Þ)	928	930
0.480% due 02/15/17	1,600	1,600	Series 2014-1 Class A2
Series 2011-1 Class A4			1.060% due 11/15/21 (Þ)	440	440
2.230% due 03/15/16	316	317	CFC LLC
Series 2012-3 Class A3			Series 2013-1A Class A
0.850% due 08/15/16	2,249	2,254	1.650% due 07/17/17 (Þ)	160	160
Ally Master Owner Trust			Chase Issuance Trust
Series 2013-1 Class A2			Series 2012-A3 Class A3
1.000% due 02/15/18	835	838	0.790% due 06/15/17	1,345	1,350
Alm Loan Funding			Chesapeake Funding LLC
Series 2012-7A Class A1			Series 2012-1A Class A
1.648% due 10/19/24 (Ê)(Þ)	450	451	0.901% due 11/07/23 (Ê)(Þ)	1,030	1,034
American Express Credit Account			Series 2014-1A Class C
Master Trust
Series 2012-2 Class A			1.351% due 03/07/26 (Ê)(Þ)	200	200
0.680% due 03/15/18	250	251	CIT Education Loan Trust
			Series 2007-1 Class A
American Money Management Corp.			0.323% due 03/25/42 (Ê)(Þ)	405	379
1.680% due 07/27/26	500	499
AmeriCredit Automobile Receivables			Citibank Credit Card Issuance Trust
			Series 2006-A7 Class A7

Series Trust 2011-3 Class B			0.291% due 12/17/18 (Ê)	1,295	1,292
2.280% due 06/08/16	232	233	Citigroup Mortgage Loan Trust, Inc.
			Series 2007-WFH1 Class A3
Series 2012-4 Class A2			0.302% due 01/25/37 (Ê)	853	833
0.490% due 04/08/16	151	151	Series 2007-WFH1 Class A4
Series 2012-4 Class A3
0.670% due 06/08/17	1,500	1,502	0.352% due 01/25/37 (Ê)	934	788
			Conseco Financial Corp.
Series 2012-5 Class A2			Series 1999-2 Class A5
0.510% due 01/08/16	83	83	6.680% due 12/01/30	95	95
Series 2012-5 Class A3			Countrywide Asset-Backed Certificates
0.620% due 06/08/17	475	475	Series 2006-3 Class 2A2
Series 2013-1 Class A2			0.332% due 06/25/36 (Ê)	98	94
0.490% due 06/08/16	85	85	Series 2007-4 Class A2
Series 2013-2 Class A2			5.530% due 04/25/47	188	181
0.530% due 11/08/16	143	143	DT Auto Owner Trust
Series 2013-3 Class A2			Series 2013-1A Class A
0.680% due 10/11/16	586	586	0. 750% due 05/16/16 (Þ)	177	177
Series 2014-2 Class A2B			Series 2013-2A Class A
0.432% due 10/10/17 (Ê)	1,265	1,265	0. 810% due 09/15/16 (Þ)	478	479
Asset Backed Securities Corp. Home			Educational Funding of the South, Inc.
Equity			Series 2011-1 Class A2
Series 2005-HE5 Class M3			0.879% due 04/25/35 (Ê)	450	451
0.872% due 06/25/35 (Ê)	1,050	974	EFS Volunteer LLC
Series 2006-HE5 Class A5			Series 2010-1 Class A2
0.390% due 07/25/36 (Ê)	1,200	1,001	1.089% due 10/25/35 (Ê)(Þ)	500	497
Babson CLO, Ltd.			Enterprise Fleet Financing LLC
1.713% due 07/12/25	470	470	Series 2011-3 Class A2
Bank of America Auto Trust			1.620% due 05/20/17 (Þ)	82	83
Series 2012-1 Class A3			Exeter Automobile Receivables Trust
0.780% due 06/15/16	980	982	Series 2013-1A Class A
Bayview Financial Acquisition Trust			1.290% due 10/16/17 (Þ)	150	150
Series 2006-A Class 1A3			Fannie Mae Grantor Trust
5.865% due 02/28/41	190	196	Series 2003-T4 Class 2A5
BMW Vehicle Owner Trust			5.407% due 09/26/33	48	53
Series 2011-A Class A4			Federal Home Loan Mortgage Corp.
1.030% due 02/26/18	1,015	1,019	Structured Pass Through Securities
Brazos Higher Education Authority

See accompanying notes which are an integral part of the financial statements.

52 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2000-30 Class A5			Series 2006-19 Class A2
8.610% due 12/25/30	33	35	0.322% due 12/25/36 (Ê)	129	105
Ford Credit Auto Lease Trust			Long Beach Mortgage Loan Trust
Series 2012-B Class A3			Series 2004-4 Class 1A1
0.570% due 09/15/15	628	628	0.712% due 10/25/34 (Ê)	5	4
Ford Credit Auto Owner Trust			Series 2004-4 Class M1
Series 2012-A Class A3			1.052% due 10/25/34 (Ê)	1,200	1,132
0.840% due 08/15/16	237	238	Merrill Lynch First Franklin Mortgage
Series 2012-D Class A3			Loan Trust
0.510% due 04/15/17	568	569	Series 2007-1 Class A2B
Series 2014-A Class A2			0.322% due 04/25/37 (Ê)	113	67
0.480% due 11/15/16	666	666	Series 2007-4 Class 2A2
Gabs Dynergy Danskamm			0.272% due 07/25/37 (Ê)	797	504
Class B			MMAF Equipment Finance LLC
7.670% due 08/11/16 (Ø)	700	—	Series 2014-AA Class A1
GM Financial Leasing			0.200% due 07/02/15 (Þ)	1,400	1,400
Series 2014-1A Class B			Series 2014-AA Class A5
1.760% due 05/21/18 (Þ)	610	612	2.330% due 12/08/25 (Þ)	1,155	1,158
Green Tree			Montana Higher Education Student
Series 2008-MH1 Class A2			Assistance Corp.
8.970% due 04/25/38 (Þ)	583	622	Series 2012-1 Class A3
Higher Education Funding I			1.203% due 07/20/43 (Ê)	650	649
Series 2014-1 Class A			Morgan Stanley ABS Capital I, Inc. Trust
1.277% due 05/25/34 (Ê)(Þ)	469	470	Series 2007-HE5 Class A2C
Honda Auto Receivables Owner Trust			0.402% due 03/25/37 (Ê)	738	411
Series 2011-3 Class A3			Series 2007-HE5 Class A2D
0.880% due 09/21/15	263	264	0.492% due 03/25/37 (Ê)	738	416
Series 2012-2 Class A3			Motor PLC
0.700% due 02/16/16	816	817	Series 2012-12A Class A1C
Series 2013-2 Class A2			1.286% due 02/25/20 (Þ)	168	168
0.370% due 10/16/15	151	151	Nelnet Student Loan Trust
HSBC Home Equity Loan Trust			Series 2014-4A Class A2
Series 2005-1 Class A			1.099% due 11/25/43 (Ê)(Þ)	470	470
0.443% due 01/20/34 (Ê)	89	88	Nissan Auto Receivables Owner Trust
Hyundai Auto Lease Securitization Trust			Series 2011-B Class A3
Series 2012-A Class A3			0.950% due 02/16/16	164	164
0.920% due 08/17/15 (Þ)	2,333	2,334	NOB Hill CLO, Ltd.
Hyundai Auto Receivables Trust			Series 2006-1A Class A1
Series 2010-A Class A4			0.474% due 08/15/18 (Ê)(Þ)	152	152
2.450% due 12/15/16	1,042	1,048	OHA Credit Partners VII, Ltd.
Series 2011-B Class A4			Series 2012-7A Class A
1.650% due 02/15/17	230	231	1.649% due 11/20/23 (Ê)(Þ)	450	450
Series 2011-C Class A4			Pacifica CDO V Corp.
1.300% due 02/15/18	1,260	1,270	Series 2006-5A Class A1
Series 2012-A Class A3			0.488% due 01/26/20 (Ê)(Þ)	100	99
0.720% due 03/15/16	80	80	Popular ABS Mortgage Pass-Through
ING Investment Management CLO			Trust
1.379% due 04/25/25	500	494	Series 2005-6 Class A3
JGWPT XXX LLC			4.437% due 01/25/36	78	70
Series 2013-3A Class A			Series 2006-C Class A4
4.080% due 01/17/73 (Þ)	305	317	0.402% due 07/25/36 (Ê)	1,380	1,226
JPMorgan Mortgage Acquisition Corp.			Series 2006-D Class A3
Series 2007-HE1 Class AF6			0.412% due 11/25/46 (Ê)	1,500	1,300
4.497% due 03/25/47	1,723	1,366	Prestige Auto Receivables Trust
Lafayette CLO I, Ltd.			Series 2013-1A Class A2
Series 2012-1A Class A			1.090% due 02/15/18 (Þ)	190	191
1.630% due 09/06/22 (Ê)(Þ)	13	13	Series 2014-1A Class A3
Landmark VII CDO, Ltd.			1.520% due 04/15/20 (Þ)	403	403
Series 2006-7A Class A1L			RAMP Trust
0.502% due 07/15/18 (Ê)(Þ)	98	98	Series 2003-RS9 Class AI6A
Lehman XS Trust			6.017% due 10/25/33	311	327
Series 2006-9 Class A1B			Series 2003-RS11 Class AI6A
0.312% due 05/25/46 (Ê)	133	109	5.980% due 12/25/33	105	114
Series 2006-13 Class 1A2			RASC Trust
0.322% due 09/25/36 (Ê)	129	107

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 53

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-KS4 Class AIIB			Series 2008-4 Class B
0.732% due 06/25/33 (Ê)	24	21	2.079% due 04/25/29 (Ê)	205	204
Red River CLO, Ltd.			Series 2008-5 Class B
Series 2006-1A Class A			2.079% due 07/25/29 (Ê)	205	207
0.495% due 07/27/18 (Ê)(Þ)	290	288	Series 2008-6 Class B
Renaissance Home Equity Loan Trust			2.079% due 07/25/29 (Ê)	205	202
Series 2005-2 Class AF4			Series 2008-7 Class A2
4.934% due 08/25/35	85	82	0.729% due 10/25/17 (Ê)	1,027	1,029
Series 2006-1 Class AF6			Series 2008-7 Class B
5.746% due 05/25/36	136	102	2.079% due 07/25/29 (Ê)	205	206
Series 2007-1 Class AF2			Series 2008-8 Class B
5.512% due 04/25/37	410	228	2.479% due 10/25/29 (Ê)	205	216
Series 2007-2 Class AF2			Series 2008-9 Class B
5.675% due 06/25/37	124	68	2.479% due 10/25/29 (Ê)	205	215
Santander Drive Auto Receivables Trust			Series 2012-7 Class A3
Series 2011-2 Class B			0.802% due 05/26/26 (Ê)	475	477
2.660% due 01/15/16	18	18	Series 2013-4 Class A
Series 2012-1 Class B			0.700% due 06/25/27 (Ê)	424	427
2.720% due 05/16/16	229	230	Small Business Administration
Series 2012-2 Class B			Participation Certificates
2.090% due 08/15/16	407	409	Series 2005-20G Class 1
Series 2012-3 Class A3			4.750% due 07/01/25	312	333
1.080% due 04/15/16	101	101	SMART Trust
Series 2012-5 Class A3			Series 2011-2USA Class A4A
0.830% due 12/15/16	137	137	2.310% due 04/14/17 (Þ)	705	713
Series 2012-6 Class A3			Series 2012-1USA Class A4A
0.620% due 07/15/16	243	243	2.010% due 12/14/17 (Þ)	310	315
Series 2013-1 Class A3			Soundview Home Equity Loan Trust
0.620% due 06/15/17	1,012	1,013	Series 2005-1 Class M2
Series 2013-1 Class B			0.902% due 04/25/35 (Ê)	440	436
1.160% due 01/15/19	230	230	Series 2005-OPT3 Class A4
Series 2013-2 Class A2			0.452% due 11/25/35 (Ê)	174	173
0.470% due 03/15/16	13	13	Toyota Auto Receivables Owner Trust
Series 2013-2 Class A3			Series 2013-A Class A3
0.700% due 09/15/17	1,105	1,106	0.550% due 01/17/17	475	476
Series 2013-A Class A2			Series 2013-B Class A2
0.800% due 10/17/16 (Þ)	240	240	0.480% due 02/15/16	164	164
SLM Private Education Loan Trust			Washington Mutual Asset-Backed
Series 2010-A Class 2A			Certificates
3.402% due 05/16/44 (Ê)(Þ)	866	921	Series 2006-HE2 Class A3
Series 2012-B Class A2			0.302% due 05/25/36 (Ê)	425	286
3.480% due 10/15/30 (Þ)	580	608			68,687
Series 2013-B Class A2A			Corporate Bonds and Notes - 13.9%
1.850% due 06/17/30 (Þ)	1,250	1,235	21st Century Fox America, Inc.
Series 2014-A Class A2B			8.250% due 10/17/96	20	27
1.302% due 01/15/26 (Ê)(Þ)	310	314	AbbVie, Inc.
SLM Student Loan Trust			0.983% due 11/06/15 (Ê)	400	403
0.349% due 01/25/27	1,005	993	Alterra USA Holdings, Ltd.
Series 2003-11 Class A6			7.200% due 04/14/17 (Þ)	155	173
0.981% due 12/15/25 (Ê)(Þ)	350	350	Altria Group, Inc.
Series 2004-8 Class B			9.950% due 11/10/38	50	83
0.689% due 01/25/40 (Ê)	137	125	10.200% due 02/06/39	317	538
Series 2006-2 Class A6			Amazon. com, Inc.
0.399% due 01/25/41 (Ê)	570	523	1.200% due 11/29/17	295	293
Series 2006-8 Class A6			American Airlines Class A Pass Through
0.389% due 01/25/41 (Ê)	570	517	Trust
Series 2007-6 Class B			4.950% due 01/15/23 (Þ)	461	499
1.079% due 04/27/43 (Ê)	198	181	Series 2013-1
Series 2008-2 Class B			4.000% due 07/15/25 (Þ)	438	446
1.429% due 01/25/29 (Ê)	205	186	American International Group, Inc.
Series 2008-3 Class B			4.875% due 09/15/16	440	476
1.429% due 04/25/29 (Ê)	205	189	American Tower Trust I
Series 2008-4 Class A4			3.070% due 03/15/23 (Þ)	495	489
1.879% due 07/25/22 (Ê)	1,400	1,474	Ameriprise Financial, Inc.

See accompanying notes which are an integral part of the financial statements.

54 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.518% due 06/01/66	210	232	CHS/Community Health Systems, Inc.
Amgen, Inc.			8.000% due 11/15/19	180	197
2.200% due 05/22/19	595	594	CIT Group, Inc.
Anheuser-Busch InBev Finance, Inc.			6.625% due 04/01/18 (Þ)	390	438
3.700% due 02/01/24	515	529	Citigroup, Inc.
Anheuser-Busch InBev Worldwide, Inc.			2.250% due 08/07/15	1,000	1,016
0.800% due 07/15/15	380	382	4.587% due 12/15/15	700	738
5.375% due 01/15/20	325	375	5.850% due 08/02/16	220	241
Apollo Management Holdings, LP			6.000% due 08/15/17	450	509
4.000% due 05/30/24 (Þ)	450	453	6.125% due 11/21/17	405	463
Apple, Inc.			5.375% due 08/09/20	250	286
0.473% due 05/03/18 (Ê)	1,180	1,180	5. 500% due 09/13/25	435	485
2.850% due 05/06/21	415	419	Comcast Corp.
AT&T Corp.			6.500% due 01/15/17	935	1,064
8.000% due 11/15/31	175	257	3. 600% due 03/01/24	550	565
AT&T, Inc.			Commonwealth Edison Co.
2.500% due 08/15/15	610	623	5. 800% due 03/15/18	290	333
2.950% due 05/15/16	605	629	ConAgra Foods, Inc.
4.800% due 06/15/44	360	368	4.950% due 08/15/20	580	643
Axiall Corporation			Continental Airlines Pass Through Trust
4.875% due 05/15/23	785	781	Series 00A1
Bank of America Corp.			8.048% due 11/01/20	286	329
4.750% due 08/01/15	410	428	Series 071A
5.625% due 10/14/16	200	220	5.983% due 04/19/22	126	142
5.750% due 12/01/17	140	158	Series 09-1
4.000% due 04/01/24	520	531	9.000% due 07/08/16	194	219
Series GMTN			Series 991A Class A
6.400% due 08/28/17	200	228	6.545% due 02/02/19	137	152
Bank of America NA			Continental Resources, Inc.
0.695% due 11/14/16 (Ê)	1,700	1,703	5.000% due 09/15/22	580	631
0.643% due 05/08/17	300	300	Credit Suisse
Series BKNT			0.717% due 05/26/17	300	301
0.511% due 06/15/16 (Ê)	600	597	Crown Castle Towers LLC
5.300% due 03/15/17	200	220	4.174% due 08/15/17 (Þ)	415	441
6.100% due 06/15/17	775	874	Daimler Finance NA LLC
Bear Stearns Cos. LLC (The)			1.300% due 07/31/15 (Þ)	1,300	1,311
5.550% due 01/22/17	330	364	Delta Air Lines Pass Through Trust
			Series 2002-1 Class G-1
7.250% due 02/01/18	195	232	6.718% due 01/02/23	103	120
Bellsouth Capital Funding Corp.			DIRECTV Holdings LLC / DIRECTV
7.875% due 02/15/30	380	507	Financing Co. , Inc.
BMW US Capital LLC Co.			5.000% due 03/01/21	850	949
0.568% due 06/02/17	1,600	1,594	4.450% due 04/01/24	255	270
Boston Scientific Corp.
6.000% due 01/15/20	335	389	DISH 7.125% DBS Corp. due 02/01/16	300	324
Burlington Northern Santa Fe LLC
6.875% due 12/01/27	25	31	Duke 4.100% Energy due Progress, 03/15/43 Inc.	310	306
6.750% due 03/15/29	10	13	El Paso Natural Gas Co. LLC
CareFusion Corp.			7.500% due 11/15/26	100	129
6.375% due 08/01/19	235	275	Energy Transfer Partners, LP
Carlyle Holdings II Finance LLC			6.050% due 06/01/41	375	426
5.625% due 03/30/43 (Þ)	250	277
CCO Holdings LLC / CCO Holdings			3.243% due 11/01/66 (Ê)	1,380	1,268
Capital Corp.			Enterprise Products Operating LLC
8.125% due 04/30/20	425	460	5. 250% due 01/31/20	561	640
CenterPoint Energy Resources Corp.			Series B
6.125% due 11/01/17	50	57	7. 034% due 01/15/68	370	422
Chase Capital III			Express Scripts Holding Co.
Series C			3.500% due 11/15/16	500	531
0.777% due 03/01/27 (Ê)	295	258	2.250% due 06/15/19	705	702
Chesapeake Energy Corp.			3.500% due 06/15/24	340	336
3.479% due 04/15/19 (Ê)	400	405	Farmers Exchange Capital
Chevron Corp.			7.200% due 07/15/48 (Þ)	300	379
3.191% due 06/24/23	325	330	Farmers Exchange Capital II

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 55

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.151% due 11/01/53 (Þ)	630	708	6.750% due 09/01/16 (Þ)	100	111
Forest Laboratories, Inc.			Ipalco Enterprises, Inc.
4.875% due 02/15/21 (Þ)	1,040	1,136	5.000% due 05/01/18	500	534
FPL Energy Wind Funding LLC			JetBlue Airways Pass Through Trust
6.876% due 06/27/17 (Þ)	49	49	Series 04-2 Class G-2
Freeport-McMoRan Copper & Gold, Inc.			0.674% due 11/15/16 (Ê)	750	729
3.100% due 03/15/20	460	465	JPMorgan Chase & Co.
General Electric Capital Corp.			4.250% due 10/15/20	300	325
0.394% due 02/15/17 (Ê)	560	558	Series FRN
4.375% due 09/16/20	300	331	0.744% due 02/15/17 (Ê)	1,200	1,204
Series GMTN			Series GMTN
0.877% due 07/12/16 (Ê)	625	631	0.847% due 02/26/16 (Ê)	1,400	1,408
5.625% due 05/01/18	230	264	Series V
6.875% due 01/10/39	350	470	5.000% due 12/29/49 (ƒ)	660	658
General Electric Co.			JPMorgan Chase Bank NA
5.250% due 12/06/17	340	383	Series BKNT
4.500% due 03/11/44	340	354	5. 875% due 06/13/16	70	77
General Mills, Inc.			6.000% due 10/01/17	945	1,075
0.428% due 01/28/16 (Ê)	435	435	JPMorgan Chase Capital XIII
Series FRN			Series M
0.527% due 01/29/16 (Ê)	640	642	1. 184% due 09/30/34 (Ê)	480	415
General Motors Co.			JPMorgan Chase Capital XXI
			Series U
4.875% due 10/02/23 (Þ)	1,800	1,895	1.173% due 02/02/37 (Ê)	335	280
Georgia-Pacific LLC
8.875% due 05/15/31	330	495	JPMorgan Chase Capital XXIII
Gilead Sciences, Inc.			1.224% due 05/15/47 (Ê)	545	435
			Kinder Morgan Energy Partners, LP
4.800% due 04/01/44	900	950	3.500% due 03/01/21	440	446
Goldman Sachs Group, Inc. (The)
0.680% due 03/22/16 (Ê)	900	900	5. 500% due 03/01/44	375	396
			Life Technologies Corp.
6.150% due 04/01/18	400	459	6.000% due 03/01/20	610	713
4.000% due 03/03/24	520	529	Lorillard Tobacco Co.
6.750% due 10/01/37	560	674	6.875% due 05/01/20	640	761
Series D			MacDermid, Inc.
6.000% due 06/15/20	150	175	4.000% due 06/07/20 (Ê)	614	614
Series GMTN			Manufacturers & Traders Trust Co.
7.500% due 02/15/19	300	366	5.585% due 12/28/20	84	88
5.375% due 03/15/20	575	651	Medco Health Solutions, Inc.
Great Plains Energy, Inc.			4.125% due 09/15/20	265	284
5.292% due 06/15/22	620	709	Merck & Co. , Inc.
HCA, Inc.			0.586% due 05/18/18 (Ê)	1,170	1,174
7.250% due 09/15/20	496	531	MetLife, Inc.
HCP, Inc.			10.750% due 08/01/39	570	906
2.625% due 02/01/20	625	625	Metropolitan Life Global Funding I
5.375% due 02/01/21	400	455	0.356% due 06/23/16 (Å)	900	900
Health Care REIT, Inc.			1.875% due 06/22/18 (Þ)	750	752
4.950% due 01/15/21	365	405	Monongahela Power Co.
5.250% due 01/15/22	200	224	4.100% due 04/15/24 (Þ)	375	396
6.500% due 03/15/41	140	178	5.400% due 12/15/43 (Þ)	255	292
Healthcare Realty Trust, Inc.			Morgan Stanley
6.500% due 01/17/17	700	787	0.707% due 10/15/15 (Ê)	530	531
Hewlett-Packard Co.			5.550% due 04/27/17	425	473
6.000% due 09/15/41	605	696	6.250% due 08/28/17	500	570
Historic TW, Inc.			5.625% due 09/23/19	275	316
8.050% due 01/15/16	195	214	5.000% due 11/24/25	430	459
HSBC Finance Corp.
5.500% due 01/19/16	1,900	2,035	Series GMTN
Humana, Inc.			5.450% due 01/09/17	225	248
			National City Bank
6.450% due 06/01/16	160	176	Series BKNT
8.150% due 06/15/38	285	413	0.601% due 06/07/17 (Ê)	500	499
Indiantown Cogeneration, LP			Nationwide Mutual Insurance Company
Series A-10			Series 144a
9.770% due 12/15/20	157	178	5.810% due 12/15/24 (Þ)	500	511
International Lease Finance Corp.			Navient Corp.

See accompanying notes which are an integral part of the financial statements.

56 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 01/25/16	1,800	1,913	UAL Pass Through Trust
NiSource Finance Corp.			Series 09-1
6.400% due 03/15/18	145	167	10.400% due 11/01/16	39	45
NVR, Inc.			UnitedHealth Group, Inc.
3.950% due 09/15/22	380	383	6.000% due 06/15/17	3	3
Oncor Electric Delivery Co. LLC			3.875% due 10/15/20	200	215
6.800% due 09/01/18	550	654	Verizon Communications, Inc.
Oracle Corp.			4.900% due 09/15/15	1,000	1,052
Zero coupon due	1,080	1,079	2.500% due 09/15/16	1,300	1,340
PACCAR Financial Corp.			1.981% due 09/14/18 (Ê)	100	106
0.495% due 02/08/16 (Ê)	125	125	3.650% due 09/14/18	300	321
Panhandle Eastern Pipe Line Co. , LP			5.150% due 09/15/23	1,950	2,182
8.125% due 06/01/19	450	546	6. 550% due 09/15/43	725	912
Pfizer, Inc.			Wachovia Capital Trust III
6.200% due 03/15/19	330	392	5. 570% due 03/29/49 (Ê)(ƒ)	810	786
Plains Exploration & Production Co.			WEA Finance LLC / WT Finance Aust
6.875% due 02/15/23	355	415	Pty, Ltd.
Procter & Gamble Co. (The)			6.750% due 09/02/19 (Þ)	95	118
0.303% due 11/04/16 (Ê)	1,000	1,000	Wells Fargo & Co.
Progress Energy, Inc.			0.428% due 10/28/15 (Ê)	615	615
5.625% due 01/15/16	40	43	0.531% due 06/02/17	3,500	3,500
Prudential Holdings LLC			4.100% due 06/03/26	545	552
8.695% due 12/18/23 (Þ)	526	664	Williams Cos. , Inc. (The)
Public Service Co. of New Mexico			7.875% due 09/01/21	161	200
7.950% due 05/15/18	260	312	Williams Partners, LP
QVC, Inc.			4.300% due 03/04/24	405	422
7.500% due 10/01/19 (Þ)	260	273	Williams Partners, LP / Williams
4.375% due 03/15/23	930	945	Partners Finance Corp.
Rockwood Specialties Group, Inc.			7.250% due 02/01/17	235	269
4.625% due 10/15/20	765	794	ZFS Finance USA Trust II
Sabine Pass LNG, LP			6.450% due 12/15/65 (Þ)	550	593
7.500% due 11/30/16	175	193	ZFS Finance USA Trust V
Series 144a			6.500% due 05/09/37 (Þ)	955	1,022
7.500% due 11/30/16 (Þ)	380	409			110,155
Samsung Electronics America, Inc.			International Debt - 6.1%
1.750% due 04/10/17 (Þ)	635	638	ABN AMRO Bank NV
SL Green Realty Corp. / SL Green			1.028% due 10/28/16 (Ê)(Þ)	300	303
Operating Partnership / Reckson			Actavis Funding SCS Company
Operating Partnership			3.850% due 06/15/24 (Þ)	425	430
7.750% due 03/15/20	325	393	ArcelorMittal
South Carolina Electric & Gas Co.			7.250% due 03/01/41	670	712
6.500% due 11/01/18	150	179	AWAS Aviation Capital, Ltd.
Springleaf Finance Corp.			7.000% due 10/17/16 (Þ)	242	250
6.900% due 12/15/17	300	333	Baidu, Inc.
Series MTNI			3.250% due 08/06/18	340	351
5.400% due 12/01/15	700	735	Banco do Brasil SA/Cayman
Sprint Capital Corp.			9.000% due 12/29/49 (ƒ)(Þ)	500	493
8.750% due 03/15/32	1,255	1,450	Banco Santander Chile
Symantec Corp.			1.127% due 04/11/17 (Ê)(Þ)	600	600
2.750% due 06/15/17	210	216	Bank of Nova Scotia
Tennessee Gas Pipeline Co. LLC			1.250% due 04/11/17	1,600	1,606
8.000% due 02/01/16	200	222	Series YCD
8.375% due 06/15/32	460	644	0.414% due 05/09/16 (Ê)(~)	730	730
The Goldman Sachs Group, Inc.			Barclays Bank PLC
Zero coupon due	360	358	7.625% due 11/21/22	500	571
Time Warner Cable, Inc.			Barrick Gold Corp.
5.000% due 02/01/20	375	420	4.100% due 05/01/23	1,215	1,210
6.550% due 05/01/37	395	491	BBVA Bancomer SA
Time Warner, Inc.			6.500% due 03/10/21 (Þ)	200	226
5.875% due 11/15/16	400	445	BBVA US Senior SAU
Toyota Motor Credit Corp.			4.664% due 10/09/15	650	680
0.516% due 05/17/16 (Ê)	1,135	1,139	BHP Billiton Finance USA, Ltd.
U. S. Bank NA			3.850% due 09/30/23	440	461
0.349% due 04/22/16	200	200	BNP Paribas

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 57

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
0.533% due 11/07/15		900	900	Nomura Holdings Inc.
BP Capital Markets PLC				2.000% due 09/13/16	575	584
3.245% due 05/06/22		485	491	NOVA Chemicals Corp.
BPCE SA				5.250% due 08/01/23 (Þ)	635	694
0.796% due 11/18/16 (Ê)		300	301	OHA Credit Partners IX, Ltd.
Braskem Finance, Ltd.				Series 2013-9A Class A1
6.450% due 02/03/24		600	641	1.628% due 10/20/25 (Ê)(Þ)	559	559
Caisse Centrale Desjardins				Orange SA
2.650% due 09/16/15 (Þ)		410	420	2.125% due 09/16/15	600	609
0.507% due 10/29/15 (Ê)(Þ)		1,205	1,206	Petrobras Global Finance BV
CDP Financial, Inc.				6.250% due 03/17/24	120	128
5.600% due 11/25/39 (Þ)		265	333	5.625% due 05/20/43	105	95
Cent CLO, Ltd.				Petrobras International Finance Co.
Series 2013-19A Class A1A				3.875% due 01/27/16	400	412
1.557% due 10/29/25 (Ê)(Þ)		598	595	7.875% due 03/15/19	800	933
Cooperatieve Centrale Raiffeisen-				Petroleos Mexicanos
Boerenleenbank BA				6.375% due 01/23/45 (Þ)	600	697
0.558% due 04/28/17		400	400	Province of Quebec Canada
Credit Suisse				3.500% due 07/29/20	200	214
6.000% due 02/15/18		385	439	Rabobank Nederland
Duane Street CLO III, Ltd.				11.000% due 06/29/49 (ƒ)(Þ)	702	943
Series 2006-3A Class A1				Ras Laffan Liquefied Natural Gas Co. ,
0.478% due 01/11/21 (Ê)(Þ)		332	330	Ltd. III
Enel Finance International NV				Series REGS
6.000% due 10/07/39 (Þ)		275	313	6.750% due 09/30/19	300	362
Fomento Economico Mexicano SAB de				Rio Tinto Finance USA PLC
CV				1.375% due 06/17/16	365	369
4.375% due 05/10/43		204	190	3.500% due 03/22/22	500	513
Government of the Cayman Islands				Royal Bank of Canada
5.950% due 11/24/19 (Þ)		20	23	1.920% due 07/30/15	745	758
Grupo Bimbo SAB de CV				Royal Bank of Scotland Group PLC
3.875% due 06/27/24 (Þ)		300	299	5.125% due 05/28/24	730	741
HBOS PLC				6.990% due 10/29/49 (ƒ)(Þ)	300	350
Series GMTN				Series 1
6.750% due 05/21/18 (Þ)		825	950	9.118% due 03/31/49 (ƒ)	300	317
HSBC Bank PLC				Saudi Electricity Global Sukuk Co. 2
3.100% due 05/24/16 (Þ)		800	836	5.060% due 04/08/43 (Þ)	800	779
ING Bank NV				Seagate HDD Cayman
0.582% due 01/04/16 (Å)		1,500	1,499	4.750% due 06/01/23 (Þ)	445	448
Intesa Sanpaolo SpA				Shell International Finance BV
2.375% due 01/13/17		925	939	0.434% due 11/15/16 (Ê)	455	455
5.017% due 06/26/24 (Þ)		550	556	Sirius International Group, Ltd.
JPMorgan Chase & Co.				7.506% due 05/29/49 (ƒ)(Þ)	365	383
Series MPLE				Statoil ASA
2.920% due 09/19/17 (Þ)	CAD	605	581	0.685% due 11/08/18 (Ê)	1,100	1,108
Kommunalbanken AS				Suncor Energy, Inc.
1.125% due 05/23/18 (Þ)		1,020	1,008	5.950% due 12/01/34	320	384
Korea East-West Power Co. , Ltd.				Sydney Airport Finance Co. Pty, Ltd.
2.500% due 07/16/17 (Þ)		200	204	3.900% due 03/22/23 (Þ)	640	651
Korea Electric Power Corp.				Talisman Energy, Inc.
5.125% due 04/23/34 (Þ)		60	61	7.750% due 06/01/19	375	465
Lloyds Banking Group PLC				TC Ziraat Bankasi AS
7.500% due 12/31/49 (ƒ)		850	904	4.250% due 07/03/19 (Þ)	380	378
Majapahit Holding BV				Tencent Holdings, Ltd.
Series REGS				3.375% due 05/02/19 (Þ)	330	337
7.750% due 10/17/16		100	113	Teva Pharmaceutical Finance Co. BV
Marfrig Overseas, Ltd.				2.950% due 12/18/22	505	486
9.500% due 05/04/20 (Þ)		495	532	Total Capital Canada, Ltd.
National Australia Bank, Ltd.				0.607% due 01/15/16 (Ê)	1,500	1,506
0.515% due 06/30/17 (Å)		1,100	1,100	2.750% due 07/15/23	395	383
Nexen Energy ULC
7.500% due 07/30/39		320	433	Total 1.000% Capital due International 08/12/16 SA	1,180	1,187
Nokia OYJ
6.625% due 05/15/39		280	304	Total 2.125% Capital due SA 08/10/18	510	518

See accompanying notes which are an integral part of the financial statements.

58 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Trade MAPS 1, Ltd.			Banc of America Funding Trust
Series 2013-1A Class A			Series 2006-3 Class 5A3
0.854% due 12/10/18 (Ê)(Þ)	640	642	5.500% due 03/25/36	781		747
Transocean, Inc.			Banc of America Funding, Ltd.
6.375% due 12/15/21	700	810	Series 2012-R5 Class A
Turkiye Garanti Bankasi AS			0.411% due 10/03/39 (Å)(Ê)	621		615
2.728% due 04/20/16 (Ê)(Þ)	200	198	Banc of America Merrill Lynch
Tyco Electronics Group SA			Commercial Mortgage, Inc.
6.550% due 10/01/17	450	521	Series 2003-2 Class D
Vale Overseas, Ltd.			5.501% due 03/11/41	203		203
8.250% due 01/17/34	160	199	Series 2006-2 Class A4
Validus Holdings, Ltd.			5.919% due 05/10/45	200		214
8.875% due 01/26/40	250	359	Series 2008-1 Class A4
Weatherford International, Ltd.			6.418% due 02/10/51	580		659
5.125% due 09/15/20	520	582	Banc of America Mortgage Securities,
Willis Group Holdings PLC			Inc.
4.125% due 03/15/16	210	220	Series 2004-1 Class 5A1
Yamana Gold, Inc.			6.500% due 09/25/33	2		2
4.950% due 07/15/24 (Þ)	1,000	1,007	Series 2004-11 Class 2A1
			5.750% due 01/25/35	74		75
		48,808	Series 2005-H Class 2A5
Loan Agreements - 0.3%			2.767% due 09/25/35 (Ê)	157		149
Avago Technologies Cayman, Ltd.			Bayview Commercial Asset Trust
1.000% due 05/06/21	295	296	Series 2005-3A Class A1
First Data Corp. Term Loan C			0.472% due 11/25/35 (Ê)(Þ)	358		318
4.190% due 03/24/18 (Ê)	575	575	Series 2008-4 Class A2
HCA, Inc.			2.652% due 07/25/38 (Ê)(Þ)	71		74
2.945% due 05/01/18 (Ê)	504	504	BCAP LLC Trust
Sungard Availability Services Capital,			Series 2011-R11 Class 15A1
Inc.			2.612% due 10/26/33 (Ê)(Þ)	385		394
1.000% due 03/31/19 (Ê)	449	446	Series 2011-R11 Class 20A5
Valeant Pharmaceuticals International,			2.614% due 03/26/35 (Ê)(Þ)	240		245
Inc. 1st Lien Term Loan B			Series 2011-RR4 Class 7A2
3.750% due 08/05/20 (Ê)	368	367	13.726% due 04/26/37 (Þ)	259		74
Visant Corp. Term Loan B			Bear Stearns Adjustable Rate Mortgage
5.250% due 12/22/16 (Ê)	525	523	Trust
		2,711	Series 2004-5 Class 2A
Mortgage-Backed Securities - 26.0%			2.957% due 07/25/34 (Ê)	532		534
Adjustable Rate Mortgage Trust			Series 2004-9 Class 22A1
Series 2007-1 Class 1A1			3.196% due 11/25/34 (Ê)	27		27
2.832% due 03/25/37 (Ê)	739	598	Series 2005-2 Class A1
American Home Mortgage Investment			2.580% due 03/25/35 (Ê)	382		387
Trust			Series 2007-3 Class 1A1
Series 2004-4 Class 4A			2.936% due 05/25/47 (Ê)	161		137
2.322% due 02/25/45 (Ê)	47	47	Bear Stearns Alt-A Trust
Series 2007-1 Class GA1C			Series 2005-4 Class 23A1
0.342% due 05/25/47 (Ê)	720	518	2.583% due 05/25/35 (Ê)	126		123
Series 2007-4 Class A2			Series 2005-7 Class 22A1
0.342% due 08/25/37 (Ê)	164	159	2.790% due 09/25/35 (Ê)	302		264
Aventura Mall Trust			Series 2005-10 Class 24A1
Series 2013-AVM Class A			2.361% due 01/25/36 (Ê)	251		194
3.867% due 12/05/32 (Þ)	335	355	Series 2006-1 Class 21A2
Banc of America Commercial Mortgage			2.624% due 02/25/36 (Ê)	337		232
Trust			Bear Stearns ARM Trust
Series 2007-2 Class AM			Series 2003-1 Class 6A1
5.791% due 04/10/49	585	647	2.504% due 04/25/33 (Ê)	14		14
Banc of America Funding Corp.			Series 2003-8 Class 4A1

5.500% Series 2006-3 due 03/25/36 Class 5A8	215	204	Bear 2.771% due 01/25/34 (Ê)	53		53
			Stearns Commercial Mortgage
Series 2006-G Class 2A3			Securities Trust
0.323% due 07/20/36 (Ê)	168	167	Series 2006-T22 Class A4
Series 2006-I Class 5A1			5.757% due 04/12/38	491		522
5.567% due 10/20/46 (Ê)	625	556	Bear Stearns Mortgage Backed Securities
Series 2007-4 Class 3A1			4.871% due 09/11/42	791		819
0.522% due 06/25/37 (Ê)	799	641	BNPP Mortgage Securities LLC

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 59

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2009-1 Class A1			Series 2004-C5 Class B
6.000% due 08/27/37 (Þ)	172	179	4.929% due 11/15/37	350	353
CHL Mortgage Pass-Through Trust			Series 2005-9 Class 2A1
Series 2004-22 Class A3			5.500% due 10/25/35	196	191
2.498% due 11/25/34 (Ê)	90	85	Series 2005-C2 Class A3
Series 2004-HYB9 Class 1A1			4.691% due 04/15/37	144	145
2.465% due 02/20/35 (Ê)	143	142	Series 2005-C3 Class AJ
Citicorp Mortgage Securities Trust			4.771% due 07/15/37	100	103
Series 2006-3 Class 1A9			Series 2005-C5 Class AJ
5.750% due 06/25/36	170	175	5.100% due 08/15/38	210	219
Citigroup Commercial Mortgage Trust			Credit Suisse Mortgage Capital
Series 2006-C5 Class A4			Certificates
5.431% due 10/15/49	135	146	Series 2007-2 Class 3A4
Series 2009-RR1 Class MA4A			5.500% due 03/25/37	705	678
5.485% due 03/17/51 (Þ)	300	328	CSMC
Citigroup Mortgage Loan Trust, Inc.			Series 2011-4R Class 5A1
Series 2005-11 Class A2A			3.311% due 05/27/36 (Þ)	263	250
2.500% due 10/25/35 (Ê)	27	27	DBCCRE Mortgage Trust
Series 2006-AR7 Class 1A4A			Series 2014-ARCP Class C
2.643% due 11/25/36 (Ê)	283	229	5.099% due 01/10/34 (Þ)	295	310
Series 2007-10 Class 2A3A			DBRR Trust
4.461% due 09/25/37 (Ê)	327	281	Series 2011-LC2 Class A4A
Series 2007-10 Class 2A4A			4.537% due 07/12/44 (Þ)	340	376
5.862% due 09/25/37 (Ê)	166	149	Series 2012-EZ1 Class B
Series 2007-AR8 Class 2A1A			1.393% due 09/25/45 (Þ)	210	210
2.747% due 07/25/37 (Ê)	399	356	DBUBS Mortgage Trust
Commercial Mortgage Asset Trust			Series 2011-LC1A Class A1
Series 1999-C1 Class D			3.742% due 11/10/46 (Þ)	725	756
7.303% due 01/17/32	13	13	Series 2011-LC2A Class A2
Series 2001-J2A Class E			3.386% due 07/10/44 (Þ)	900	939
7.160% due 07/16/34 (Þ)	200	225	Deutsche Alt-A Securities Mortgage
Commercial Mortgage Trust			Loan Trust
Series 2005-GG3 Class A4			Series 2005-AR1 Class 2A3
4.799% due 08/10/42	100	101	1.818% due 08/25/35 (Ê)	378	303
Countrywide Alternative Loan Trust			Series 2007-OA1 Class A1
Series 2005-81 Class A1			0.302% due 02/25/47 (Ê)	1,625	1,191
0.432% due 02/25/37 (Ê)	242	193	Extended Stay America Trust
Series 2005-48T1 Class A6			Series 2013-ESH7 Class A27
5.500% due 11/25/35	647	594	2.958% due 12/05/31 (Þ)	325	330
Series 2006-36T2 Class 1A9			Fannie Mae
1.052% due 12/25/36 (Ê)	169	113	2.633% due 2017(Ê)	7	7
Series 2006-45T1 Class 2A2			6.000% due 2017	5	5
6.000% due 02/25/37	614	522	3.584% due 2020	563	604
Countrywide Home Loan Mortgage Pass			3.615% due 2020	711	757
Through Trust			3.665% due 2020	780	840
Series 2005-3 Class 1A2			3.762% due 2020	1,643	1,774
0.442% due 04/25/35 (Ê)	17	16	4.250% due 2020	753	832
Series 2005-HYB9 Class 3A2A
2.417% due 02/20/36 (Ê)	29	27	5.500% due 2020	24	26
Series 2007-2 Class A2			3.890% due 2021	200	216
6.000% due 03/25/37	1,263	1,147	4.302% due 2021	789	879
Series 2007-4 Class 1A10			5.500% due 2021	54	58
6.000% due 05/25/37	1,194	1,035	3.017% due 2022	292	302
Series 2007-HY5 Class 1A1			5.500% due 2022	110	119
2.834% due 09/25/47 (Ê)	1,074	945	4.000% due 2025	589	628
Credit Suisse Commercial Mortgage			4.500% due 2025	979	1,054
Trust			4.000% due 2026	609	650
Series 2006-C5 Class A1A			6.000% due 2026	117	132
5.297% due 12/15/39	1,158	1,257	6.000% due 2027	70	79
Series 2007-C1 Class A3			5.500% due 2028	38	43
5.383% due 02/15/40	83	90	6.000% due 2028	7	8
Credit Suisse First Boston Mortgage
Securities Corp.			3.500% due 2032	555	582
Series 2003-C5 Class D			6.000% due 2032	89	102
5.116% due 12/15/36	64	64	6.150% due 2032(Ê)	105	112

See accompanying notes which are an integral part of the financial statements.

60 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.000% due 2033	1,917	1,957	Series 1999-56 Class Z
3.500% due 2033	1,744	1,827	7.000% due 12/18/29	27	31
5.000% due 2033	20	22	Series 2003-32 Class FH
5.500% due 2033	161	180	0.552% due 11/25/22 (Ê)	2	2
6.000% due 2033	4	5	Series 2003-35 Class FY
6.150% due 2033(Ê)	80	85	0. 552% due 05/25/18 (Ê)	50	50
			Series 2003-W1 Class 1A1
3.500% due 2034	391	409	5.913% due 12/25/42	19	22
5.000% due 2034	252	280	Series 2004-W2 Class 2A2
5.500% due 2034	302	340	7.000% due 02/25/44	223	258
4.500% due 2035	11	12	Series 2005-110 Class MB
5.500% due 2035	164	184	5.500% due 09/25/35	69	74
3.283% due 2036(Ê)	141	148	Series 2007-30 Class AF
5.500% due 2036	529	592	0.462% due 04/25/37 (Ê)	41	40
6.000% due 2036	1,211	1,367	Series 2009-39 Class LB
5.500% due 2037	525	585	4.500% due 06/25/29	405	434
6.000% due 2037	113	127	Series 2009-96 Class DB
5.500% due 2038	3,479	3,903	4.000% due 11/25/29	474	511
4.000% due 2040	587	627	Series 2010-95 Class S
5.500% due 2040	167	188	Interest Only STRIP
6.000% due 2040	518	583	6.448% due 09/25/40 (Ê)	1,309	264
			Series 2012-55 Class PC
4.000% due 2041	1,779	1,894	3.500% due 05/25/42	700	719
4.500% due 2041	17	18	Fannie Mae-Aces
5.500% due 2041	73	82	Series 2006-M2 Class A2F
6.000% due 2041	560	631	5.259% due 05/25/20	162	182
3.500% due 2043	1,864	1,905	Series 2011-M1 Class A3
15 Year TBA(Ï)			3.763% due 06/25/21	875	946
2.500	4,035	4,099	Series 2012-M12 Class 1A
3.000	915	950	2.935% due 08/25/22	942	961
3.500	2,650	2,809	FDIC Trust
30 Year TBA(Ï)			Series 2010-R1 Class A
3.000	11,075	10,941	2.184% due 05/25/50 (Þ)	1,027	1,034
3.500	18,075	18,607	Series 2011-R1 Class A
4.000	12,755	13,537	2.672% due 07/25/26 (Þ)	432	444
4.500	12,495	13,525	Federal Farm Credit Banks
5.000	10,795	11,988	0.176% due 09/14/16	955	955
5.500	2,705	3,027	Federal Home Loan Mortgage Corp.
6.000	1,510	1,701	Multifamily Structured Pass Through Certificates
3.240% due 06/01/26	135	137	Series 2011-K014 Class X1
3.000% due 06/01/29	2,000	2,080	Interest Only STRIP
3.000% due 07/01/29	1,000	1,040	1.425% due 04/25/21	2	—
4.000% due 04/01/44	1,782	1,902	Series 2011-K702 Class X1
6.000% due 02/25/47	320	363	Interest Only STRIP
Series 2003-343 Class 6			1.699% due 02/25/18	6,798	335
Interest Only STRIP			Series 2012-K501 Class X1A
5.000% due 10/01/33	53	10	Interest Only STRIP
Series 2003-345 Class 18			1.863% due 08/25/16	4,715	118
Interest Only STRIP			Series 2014-K715 Class A2
4.500% due 12/01/18	81	5	2.856% due 01/25/21	350	361
Series 2003-345 Class 19			Federal Home Loan Mortgage Corp.
Interest Only STRIP			Structured Pass Through Securities
4.500% due 01/01/19	88	6	Series 2003-56 Class A5
Series 2005-365 Class 12			5.231% due 05/25/43	339	367
Interest Only STRIP			Series 2005-63 Class 1A1
5.500% due 12/01/35	170	31	1.319% due 02/25/45 (Ê)	15	15
Series 2006-369 Class 8			First Horizon Asset Securities, Inc.
Interest Only STRIP			Series 2005-AR4 Class 2A1
5.500% due 04/01/36	27	5	2.583% due 10/25/35 (Ê)	770	679
Fannie Mae Grantor Trust			First Horizon Mortgage Pass-Through
Series 2001-T4 Class A1			Trust
7.500% due 07/25/41	304	363	Series 2006-2 Class 1A3
Fannie Mae REMICS			6.000% due 08/25/36	739	737
			Freddie Mac

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 61

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 2016	2	2	GMAC Commercial Mortgage Securities,
2.533% due 2030(Ê)	1	1	Inc.
5.500% due 2037	294	322	Series 2004-C3 Class A4
5.500% due 2038	1,526	1,733	4.547% due 12/10/41	49		49
			GMAC Mortgage Corp. Loan Trust
6.000% due 2038	284	321	Series 2005-AR2 Class 4A
4.000% due 2041	2,601	2,772	4.621% due 05/25/35 (Ê)	223		215
4.500% due 2041	658	719	Government National Mortgage
3.000% due 2042	347	343	Association
3.500% due 2043	950	981	Series 2007-26 Class SD
Freddie Mac REMICS			Interest Only STRIP
Series 2000-2266 Class F			6.648% due 05/16/37 (Ê)	1,269		202
0.602% due 11/15/30 (Ê)	5	5	Series 2010-74 Class IO
Series 2003-2624 Class QH			Interest Only STRIP
5.000% due 06/15/33	236	255	0.455% due 03/16/50	2,200		59
Series 2006-R006 Class ZA			Series 2010-124 Class C
6.000% due 04/15/36	228	248	3.392% due 03/16/45	75		78
Series 2007-3335 Class BF			Series 2010-H03 Class HI
0.302% due 07/15/19 (Ê)	34	34	Interest Only STRIP
Series 2007-3335 Class FT			1.474% due 03/20/60	19,096		970
0.302% due 08/15/19 (Ê)	82	82	Series 2010-H04 Class BI
Series 2009-3569 Class NY			Interest Only STRIP
5.000% due 08/15/39	1,400	1,565	1.386% due 04/20/60	1,469		83
Series 2010-3653 Class B			Series 2010-H12 Class PT
4.500% due 04/15/30	490	527	5.470% due 11/20/59	587		629
Series 2010-3704 Class DC			Series 2010-H22 Class JI
4.000% due 11/15/36	402	429	Interest Only STRIP
Series 2011-3901 Class LA			2.500% due 11/20/60	2,390		236
4.000% due 06/15/38	185	188	Series 2011-38 Class C
Series 2012-4010 Class KM			4.476% due 09/16/51	525		559
3.000% due 01/15/42	418	424	Series 2011-67 Class B
FREMF Mortgage Trust			3.863% due 10/16/47	230		242
Series 2010-K7 Class B			Series 2011-H02 Class BI
5.618% due 04/25/20 (Þ)	510	576	Interest Only STRIP
Series 2012-K705 Class B			0.409% due 02/20/61	10,490		174
4.304% due 09/25/44 (Þ)	217	231	Series 2012-99 Class CI
GE Business Loan Trust			Interest Only STRIP
Series 2003-2A Class A			1.043% due 10/16/49	1,873		140
0.522% due 11/15/31 (Ê)(Þ)	282	268	Series 2012-115 Class A
GE Capital Commercial Mortgage Corp.			2.131% due 04/16/45	217		211
Series 2005-C3 Class F			Series 2012-115 Class IO
5.328% due 07/10/45 (Þ)	195	198	Interest Only STRIP
Ginne Mae II			0.432% due 04/16/54	776		36
4.000% due 2040(Ê)	383	411	Series 2012-147 Class AE
Ginnie Mae I			1.750% due 07/16/47	282		271
5.000% due 2039	751	826	GS Mortgage Securities Corp. II
4.564% due 2062	1,227	1,355	Series 2011-GC5 Class A4
Ginnie Mae II			3.707% due 08/10/44	735		776
1.625% due 2026(Ê)	71	73	GSMPS Mortgage Loan Trust
			Series 2006-RP1 Class 1A2
1.625% due 2027(Ê)	6	6	7.500% due 01/25/36 (Þ)	379		382
1.625% due 2032(Ê)	28	29	GSR Mortgage Loan Trust
3.500% due 2040(Ê)	1,102	1,166	Series 2005-AR7 Class 6A1
4.000% due 2040(Ê)	135	144	5.017% due 11/25/35 (Ê)	62		61
4.502% due 2061	411	453	Series 2006-2F Class 3A3
4.700% due 2061	302	336	6.000% due 02/25/36	752		656
4.810% due 2061	1,142	1,245	Series 2006-3F Class 2A3
5.245% due 2061	678	755	5.750% due 03/25/36	136		125
4.652% due 2063	92	102	Series 2006-8F Class 4A17
4.661% due 2063	40	45	6.000% due 09/25/36	284		227
4.732% due 2063	215	236	HarborView Mortgage Loan Trust
30 Year TBA(Ï)			Series 2005-4 Class 3A1
3.000%	495	500	2. 564% due 07/19/35 (Ê)	86		80
4.000%	2,220	2,376	IndyMac Index Mortgage Loan Trust
4.500%	1,750	1,911

See accompanying notes which are an integral part of the financial statements.

62 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-AR31 Class 1A1			Mellon Residential Funding Corp.
2.359% due 01/25/36 (Ê)	463	386	Series 2000-TBC2 Class A1
Series 2006-AR41 Class A3			0.632% due 06/15/30 (Ê)	53		52
0.332% due 02/25/37 (Ê)	918	635	Merrill Lynch Mortgage Trust
JP Morgan Chase Commercial Mortgage			Series 2005-A10 Class A
Securities Trust			0.362% due 02/25/36 (Ê)	60		55
Series 2014-FBLU Class C			Series 2005-CIP1 Class AM
2.152% due 12/15/28 (Ê)(Þ)	285	287	5.107% due 07/12/38	900		938
JP Morgan Mortgage Trust			Series 2006-C2 Class AM
Series 2004-A2 Class 3A1			5.782% due 08/12/43	500		542
2.481% due 05/25/34 (Ê)	53	53	Series 2008-C1 Class A4
JPMorgan Alternative Loan Trust			5.690% due 02/12/51	342		383
Series 2006-A2 Class 3A1			MLCC Mortgage Investors, Inc.
2.558% due 05/25/36 (Ê)	972	765	Series 2005-3 Class 5A
JPMorgan Chase Commercial Mortgage			0.402% due 11/25/35 (Ê)	33		32
Securities Corp.			ML-CFC Commercial Mortgage Trust
Series 2003-C1 Class D			5.467% due 02/12/39	485		514
5.192% due 01/12/37	112	112	Series 2007-6 Class A4
Series 2004-LN2 Class B			5.485% due 03/12/51	100		110
5.408% due 07/15/41	150	151	Morgan Stanley Capital I Trust
Series 2006-LDP8 Class A4			Series 2005-HQ6 Class D
5.399% due 05/15/45	759	817	5.202% due 08/13/42	100		102
Series 2007-CB18 Class A4			Series 2006-IQ12 Class AM
5.440% due 06/12/47	1,183	1,290	5.370% due 12/15/43	180		195
Series 2007-LDPX Class A3			Series 2007-HQ12 Class A2
5.420% due 01/15/49	664	725	5.773% due 04/12/49	80		80
JPMorgan Chase Commercial Mortgage			Morgan Stanley Capital I, Inc.
Securities Trust			Series 2006-T23 Class A4
4.387% due 02/15/46	900	983	5.984% due 08/12/41	780		847
5.464% due 01/15/49	150	160	Series 2007-T27 Class A4
5.815% due 06/15/49	180	192	5.831% due 06/11/42	720		803
JPMorgan Mortgage Trust			Series 2011-C3 Class A2
Series 2005-A1 Class 6T1			3.224% due 07/15/49	183		191
2.952% due 02/25/35 (Ê)	14	14	Series 2011-C3 Class A4
Series 2005-A5 Class TA1			4.118% due 07/15/49	115		124
5.217% due 08/25/35 (Ê)	105	108	Morgan Stanley Dean Witter Capital I
Series 2005-A8 Class 1A1			Trust
5.107% due 11/25/35 (Ê)	151	146	Series 2001-TOP3 Class C
Series 2005-S3 Class 1A2			6.790% due 07/15/33	14		14
5.750% due 01/25/36	35	32	Mortgage Pass Through Certificates
Series 2006-A6 Class 1A2			Series 2001-CIB2 Class D
2.607% due 10/25/36 (Ê)	125	105	6.847% due 04/15/35	190		193
Series 2006-A7 Class 2A4R			Mortgage-Linked Amortizing Notes
2.626% due 01/25/37 (Ê)	942	848	Series 2012-1 Class A10
Series 2007-S3 Class 1A8			2.060% due 01/15/22	444		447
6.000% due 08/25/37	664	588	Motel 6 Trust
LB-UBS Commercial Mortgage Trust			Series 2012-MTL6 Class A1
Series 2004-C7 Class A1A			1.500% due 10/05/25 (Þ)	171		172
4.475% due 10/15/29	49	49	Series 2012-MTL6 Class A2
Series 2005-C2 Class AJ			1.948% due 10/05/25 (Þ)	455		456
5.205% due 04/15/30	255	262	Series 2012-MTL6 Class XA1
Series 2005-C3 Class AM			Interest Only STRIP
4.794% due 07/15/40	570	588	3.171% due 10/05/25 (Þ)	2,130		28
Series 2006-C1 Class A3			Northstar Education Finance, Inc.
5.207% due 02/15/31	241	244	Series 2007-1 Class A1
Mastr Adjustable Rate Mortgages Trust			0.328% due 04/28/30 (Ê)	475		461
Series 2006-2 Class 4A1			NorthStar Mortgage Trust
2.629% due 02/25/36 (Ê)	78	77	Series 2012-1 Class A
Series 2007-HF2 Class A1			1.350% due 08/25/29 (Ê)(Þ)	127		127
0.462% due 09/25/37 (Ê)	479	438	OBP Depositor LLC Trust
Mastr Alternative Loan Trust			Series 2010-OBP Class A
Series 2003-4 Class B1			4.646% due 07/15/45 (Þ)	285		318
5.910% due 06/25/33	81	80	Prime Mortgage Trust
Series 2004-10 Class 5A6			Series 2004-CL1 Class 1A2
5.750% due 09/25/34	67	70	0.552% due 02/25/34 (Ê)	8		8

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 63

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
RBSCF Trust					Series 2007-HY2 Class 2A3
Series 2010-RR3 Class MSCA					1.804% due 04/25/37 (Ê)	636	456
6.105% due 06/16/49 (Þ)		97		106	Wells Fargo Mortgage Backed Securities
RBSSP Resecuritization Trust					Trust
Series 2010-3 Class 9A1					Series 2004-P Class 2A1
5.500% due 02/26/35 (Þ)		543		565	2.613% due 09/25/34 (Ê)	279	285
Residential Asset Securitization Trust					Series 2006-2 Class 2A3
Series 2003-A15 Class 1A2					5.500% due 03/25/36	89	85
0.602% due 02/25/34 (Ê)		57		53	Series 2006-AR2 Class 2A1
Series 2005-A10 Class A3					2.613% due 03/25/36	122	122
5.500% due 09/25/35		115		100	Series 2006-AR2 Class 2A3
Series 2006-A9CB Class A6					2.613% due 03/25/36 (Ê)	183	183
6.000% due 09/25/36		181		120	Series 2006-AR10 Class 4A1
RFMSI Trust					2.592% due 07/25/36 (Ê)	33	30
Series 2006-SA4 Class 2A1					Series 2006-AR17 Class A1
3.559% due 11/25/36 (Ê)		187		162	2.612% due 10/25/36 (Ê)	581	559
Rialto Capital Management LLC					Series 2007-8 Class 1A16
Series 2014-LT5 Class A					6.000% due 07/25/37	99	98
2.850% due 05/15/24 (Þ)		172		172	Series 2007-AR8 Class A1
RREF LLC					6.118% due 11/25/37 (Ê)	155	143
Series 2013-LT2 Class A					WF-RBS Commercial Mortgage Trust
2.833% due 05/22/28 (Þ)		75		76	Series 2011-C5 Class A4
Sequoia Mortgage Trust					3.667% due 11/15/44	545	572
Series 2001-5 Class A					Series 2014-C19 Class A3
0.855% due 10/19/26 (Ê)		20		20	3.660% due 03/15/47	500	521
SMA Issuer I LLC							206,405
Series 2012-LV1 Class A
3.500% due 08/20/25 (Þ)		13		13	Municipal Bonds - 1.3%
Structured Adjustable Rate Mortgage					Alabama Public School & College
					Authority Revenue Bonds
Series Loan Trust 2004-12 Class 2A					5.150% due 09/01/27	100	112
2.409% due 09/25/34 (Ê)		932		937	Chicago Transit Authority Revenue
					Bonds
Series 2005-23 Class 1A3					6.899% due 12/01/40	200	250
2.557% due 01/25/36 (Ê)		115		112	City of Houston Texas General
Structured Asset Mortgage Investments

II Trust					6.290% Obligation due Limited 03/01/32	465	577
Series 2004-AR8 Class A1					City of New York New York General
0.835% due 05/19/35 (Ê)		264		259	Obligation Unlimited
Series 2005-AR5 Class A3
0.405% due 07/19/35 (Ê)		92		89	6.646% due 12/01/31	250	297
Series 2007-AR6 Class A1					6.246% due 06/01/35	1,100	1,258
					County of Clark Department of Aviation

1.623% due 08/25/47 (Ê)		865		772	Revenue Bonds
Structured Asset Securities Corp.					6.820% due 07/01/45	100	138
Mortgage Pass-Through Certificates Series 2003-34A Class 5A4					Illinois Municipal Electric Agency
2.432% due 11/25/33 (Ê)		486		491	Revenue Bonds
Wachovia Bank Commercial Mortgage					6.832% due 02/01/35	100	113
Trust					Irvine Ranch Water District Special
Series 2003-C9 Class D					Assessment

5.209% due 12/15/35		1		1	6.622% due 05/01/40	1,000	1,290
Series 2004-C14 Class E					La Paz County Industrial Development
5.358% due 08/15/41 (Þ)		185		185	Authority Revenue Bonds
Series 2004-C14 Class F					7.000% due 03/01/34	500	493
					Metropolitan Government of Nashville &
5.526% due 08/15/41 (Þ)		140		140	Davidson County Convention Center
Series 2004-C15 Class A4
4.803% due 10/15/41		90		90	Authority Revenue Bonds
					6.731% due 07/01/43	100	128
Series 2005-C17 Class A4					Municipal Electric Authority of Georgia
5.083% due 03/15/42		97		99	Revenue Bonds
Washington Mutual Mortgage Pass
Through Certificates					6.637% due 04/01/57	370	453
Series 2005-AR13 Class A1A1					7.055% due 04/01/57	345	391
0.442% due 10/25/45 (Ê)		19		18	New York City Water & Sewer System
Series 2006-AR7 Class A1A					Revenue Bonds
1.043% due 09/25/46 (Ê)		802		535	5.375% due 06/15/43	525	603
					New York State Dormitory Authority
					Revenue Bonds

See accompanying notes which are an integral part of the financial statements.

64 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
5.000% due 03/15/41		200	218	3.750% due 08/01/16	EUR	200	291
North Carolina Turnpike Authority				4.750% due 06/01/17	EUR	1,200	1,826
Revenue Bonds				4.000% due 09/01/20	EUR	331	512
6.700% due 01/01/39		100	110	Kingdom of Belgium
Public Power Generation Agency				3.750% due 09/28/20 (Æ)	EUR	768	1,236
Revenue Bonds				LBG Capital No 2 PLC
7.242% due 01/01/41		100	113	Series 21
San Diego County Regional Airport				15.000% due 12/21/19	GBP	500	1,241
Authority Revenue Bonds				Malaysia Government Bond
6.628% due 07/01/40		100	109	4.181% due 07/15/24	MYR	680	214
State of California General Obligation				Series 0110
Unlimited				3.835% due 08/12/15	MYR	528	166
6.650% due 03/01/22		775	964	Series 0113
7.500% due 04/01/34		100	142	3.172% due 07/15/16	MYR	719	223
State of Illinois General Obligation				Series 1/06
Unlimited				4.262% due 09/15/16	MYR	1,424	452
5.877% due 03/01/19		375	422	Mexican Bonos
5.100% due 06/01/33		440	442	Series M 20
7.350% due 07/01/35		350	424	7.500% due 06/03/27	MXN	13,652	1,194
State of Texas General Obligation				Series M 30
Unlimited				10.000% due 11/20/36	MXN	14,649	1,571
5.517% due 04/01/39		250	311	Series M
State of Wisconsin Revenue Bonds				8.000% due 06/11/20	MXN	13,960	1,237
5.050% due 05/01/18 (µ)		100	112	Muskrat Falls/Labrador Transmission
University of California Revenue Bonds				Assets Funding Trust
6.270% due 05/15/31		400	444	Series C
			9,914	3.860% due 12/01/48 (Þ)	CAD	300	312
Non-US Bonds - 6.0%				New Zealand Government Bond
Australia Government Bond				2.000% due 09/20/25	NZD	340	289
Series 120				Series 423
6.000% due 02/15/17	AUD	1,374	1,406	5.500% due 04/15/23	NZD	1,500	1,415
Series 126				Series 521
4.500% due 04/15/20	AUD	3,300	3,338	6.000% due 05/15/21	NZD	2,680	2,584
Series 133				Norway Government Bond
5.500% due 04/21/23	AUD	1,500	1,632	Series 472
Belgium Government Bond				4.250% due 05/19/17	NOK	10,990	1,932
Series 60				Norwegian Government Bonds
4.250% due 03/28/41 (Þ)	EUR	360	639	3.000% due 03/14/24	NOK	2,650	451
Brazil Notas do Tesouro Nacional				Peru Government Bond
Series NTNB				7.840% due 08/12/20	PEN	2,410	989
6.000% due 05/15/45	BRL	704	769	Poland Government Bond
6.000% due 08/15/50	BRL	625	691	Series 0417
Series NTNF				4.750% due 04/25/17	PLN	3,140	1,093
10.000% due 01/01/23	BRL	1,565	634	Series 1019
Colombia Government International				5.500% due 10/25/19	PLN	3,210	1,183
Bond				Red & Black Auto Germany
7.750% due 04/14/21	COP	1,535,000	944	Series 2012-1 Class A
9.850% due 06/28/27	COP	1,055,000	736	1.126% due 12/15/20 (Ê)	EUR	17	23
Granite Master Issuer PLC				SC Germany Auto UG
Series 2005-1 Class A5				Series 2011-2 Class A
0.293% due 12/20/54 (Ê)	EUR	204	278	1.129% due 11/13/21 (Ê)	EUR	523	719
Series 2005-4 Class A5				South Africa Government Bond
0.313% due 12/20/54 (Ê)	EUR	87	119	Series R203
Series 2006-4 Class A7				8.250% due 09/15/17	ZAR	10,660	1,029
0.333% due 12/20/54 (Ê)	EUR	218	296	Series R214
Ireland Government Bond				6.500% due 02/28/41	ZAR	9,470	664
5.400% due 03/13/25	EUR	950	1,648	Spain Government Bond
Italy Buoni Poliennali Del Tesoro				4.000% due 07/30/15	EUR	2,300	3,272
4.500% due 07/15/15	EUR	1,300	1,854	3.750% due 10/31/15	EUR	100	143
3.750% due 08/01/15	EUR	800	1,134	3.150% due 01/31/16	EUR	200	286
3.000% due 11/01/15	EUR	100	141	3.300% due 07/30/16	EUR	100	145
2.750% due 12/01/15	EUR	1,200	1,694	4.250% due 10/31/16	EUR	200	297
3.750% due 04/15/16	EUR	200	289	2.100% due 04/30/17	EUR	800	1,136
2.250% due 05/15/16	EUR	200	282	Sweden Government Bond

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 65

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 1057				6.250% due 08/15/23	380		501
1.500% due 11/13/23	SEK	3,080	452	2.500% due 05/15/24	24,562		24,528
Titulos De Tesoreria B Bonds				2.750% due 08/15/42	935		836
10.000% due 07/24/24	COP	329,600	219	3. 750% due 11/15/43	745		805
Wood Street CLO 1 BV				3.625% due 02/15/44	11,375		12,005
Series 2005-I Class A
0.657% due 11/22/21 (Ê)	EUR	77	105				91,389
			47,425	Total Long-Term Investments
United States Government Agencies - 2.8%				(cost $592,112)			607,736
Fannie Mae				Common Stocks - 0.0%
5.000% due 05/11/17		100	112	Financial Services - 0.0%
Federal Farm Credit Banks				Escrow GM Corp. (Å)	80,000		—
0.206% due 02/27/17 (Ê)		950	951	Utilities - 0.0%
Federal Home Loan Mortgage Corp.				Dynegy, Inc. Class A(Æ)	2,680		93
2.000% due 08/25/16		675	695	Total Common Stocks
1.000% due 06/29/17		100	100	(cost $54)			93
1.000% due 09/29/17		200	200
0.875% due 03/07/18		400	394	Preferred Stocks - 0.1%
3.750% due 03/27/19		300	330	Financial Services - 0.0%
1.250% due 08/01/19		100	98	XLIT, Ltd.	260		220
1.250% due 10/02/19		400	388

Series 1				Technology - 0.1%
1.000% due 07/28/17		400	400	Verizon Communications, Inc.	32,300		836
0.750% due 01/12/18		800	788
Federal National Mortgage Association				Total Preferred Stocks
1.250% due 01/30/17		300	304	(cost $1,030)			1,056
0.875% due 08/28/17		100	99
0.875% due 10/26/17		1,600	1,588	Options Purchased - 0.0%
0.875% due 12/20/17		100	99	(Number of Contracts)
				Swaptions
0.875% due 02/08/18		1,500	1,479	(Fund Receives/Fund Pays)

1.875% 0.875% due due 09/18/18 05/21/18		200 300	203 295	USD 0.450%/USD Three Month LIBOR
				Apr 2018 0.00 Put (1)	1,680	(ÿ)	85

Freddie 5.500% Mac due 08/23/17		100	114	USD 4.500%/USD Three Month LIBOR
				Mar 2018 0.00 Put (2)	2,670	(ÿ)	134

United Note States Treasury Floating Rate				USD 5.000%/USD Three Month LIBOR
				Jan 2019 0.00 Put (1)	1,095	(ÿ)	44
0.109% due 04/30/16 (Ê)		13,600	13,605	Total Options Purchased
			22,242	(cost $371)			263
United States Government Treasuries - 11.5%
United States Treasury Principal
Principal Only STRIP				Short-Term Investments - 32.0%
Zero coupon due 11/15/27		1,350	910	Abbey National Treasury Services PLC
United States Treasury Inflation Indexed				3.875% due 11/10/14 (Þ)	870		881
Bonds				Ally Auto Receivables Trust
0.125% due 04/15/16		2,991	3,069	Series 2013-SN1 Class A2
0.125% due 04/15/17		929	961	0.520% due 05/20/15	230		230
1.250% due 07/15/20		652	715	Ally Financial, Inc.
0.125% due 07/15/22		825	830	4.625% due 06/26/15	400		413
2.375% due 01/15/25		4,024	4,875	Alpine Securitization Corp.
2.000% due 01/15/26		358	422	Zero coupon due 11/13/14 (~)	565		564
				Anheuser-Busch InBev Worldwide, Inc.
2.375% due 01/15/27		3,174	3,894	3.625% due 04/15/15	795		815
1.750% due 01/15/28		2,716	3,126	ARI Fleet Lease Trust
1.375% due 02/15/44		1,577	1,734	0.250% due 04/15/15 (Þ)	1,342		1,342
United States Treasury Notes				Bank of America Corp.
0.375% due 05/31/16		7,720	7,713	4.500% due 04/01/15	400		412
0.875% due 05/15/17		1,790	1,792	Bank of Montreal
0.875% due 06/15/17		730	730	2.850% due 06/09/15 (Þ)	100		102
1.500% due 05/31/19		12,525	12,463	CCG Receivables Trust
1.625% due 06/30/19		5,925	5,925	Series 2014-1 Class A1
2.125% due 01/31/21		2,640	2,653	0.270% due 05/14/15 (Þ)	677		677
2.000% due 05/31/21		660	655	Citigroup, Inc.
2.125% due 06/30/21		250	247	5.500% due 10/15/14	405		411

See accompanying notes which are an integral part of the financial statements.

66 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
4.700% due 05/29/15	50	52	3.000% due 06/15/15	EUR	400	561
Collateralized Commercial Paper Co.			Italy Certificati di Credito del Tesoro
LLC			Zero coupon due 06/30/15	EUR	2,300	3,135
Zero coupon due 01/05/15 (~)	575	574	JPMorgan Chase & Co.
Commonwealth Bank of Australia NY			3.700% due 01/20/15		1,120	1,140
1.950% due 03/16/15	1,120	1,133	1.875% due 03/20/15		1,300	1,313
ConocoPhillips			Kellogg Co.
4.600% due 01/15/15	975	997	0.454% due 02/13/15 (Ê)		265	265
Credit Suisse			1.125% due 05/15/15		500	503
0.465% due 03/17/15 (~)	100	100	Kubota Credit Owner Trust
3.500% due 03/23/15	1,290	1,318	Series 2014-1A Class A1
0.467% due 04/10/15 (~)	750	750	0.220% due 05/15/15 (Þ)		302	302
CVS Caremark Corp.			Mohawk Industries, Inc.
3.250% due 05/18/15	295	303	0.550% due 07/23/14 (ç)(~)		1,300	1,300
Daimler Finance NA LLC			Morgan Stanley
0.829% due 01/09/15 (Ê)(Þ)	400	401	4.200% due 11/20/14		200	203
Direct Capital Funding V LLC			NiSource Finance Corp.
Series 2013-2 Class A1			0.610% due 07/23/14 (ç)(~)		1,100	1,100
0.700% due 09/20/14 (Þ)	47	47	0.610% due 07/28/14 (ç)(~)		900	900
ENI Finance USA, Inc.			Noble Corp.
Zero coupon due 07/09/14 (ç)(~)	1,180	1,180	0.430% due 07/18/14 (ç)(~)		2,000	2,000
0.580% due 05/22/15 (~)	900	896	0.425% due 07/28/14 (ç)(~)		900	900
Entergy Corp.			Pacific Gas & Electric Securitization
0.930% due 09/03/14 (~)	1,700	1,699	0.423% due 05/11/15		1,000	1,000
Export-Import Bank of Korea			Prestige Auto Receivables Trust
5.875% due 01/14/15	700	719	Series 2014-1A Class A1
Federal Farm Credit Banks			0.270% due 04/15/15 (Þ)		349	349
0.161% due 09/19/14 (Ê)	1,230	1,230	Province of Ontario Canada
Federal Home Loan Bank Discount			0.950% due 05/26/15		1,240	1,248
Notes			Reckitt Benckiser Treasury Services PLC
0.010% due 07/11/14 (ç)(~)	2,130	2,130	Zero coupon due 04/02/15 (~)		1,365	1,362
Zero coupon due 07/23/14 (ç)(~)	6,810	6,810	Royal Bank of Scotland Group PLC
Zero coupon due 07/30/14 (ç)(~)	5,930	5,930	5.000% due 10/01/14		400	404
Zero coupon due 08/27/14 (ç)(~)	3,680	3,680	Royal Bank of Scotland PLC
0.078% due 10/24/14 (~)	2,695	2,695	9.625% due 06/22/15	GBP	370	677
Federal Home Loan Banks			Russell U. S. Cash Management Fund	146,476,115 (∞ )		146,476
2.500% due 05/26/15	1,020	1,005	Santander Drive Auto Receivables Trust
Ford Motor Credit Co. LLC			Series 2014-1 Class A1
3.875% due 01/15/15	1,700	1,730	0.270% due 01/15/15		147	147
7.000% due 04/15/15	600	630	SMART Trust
2.750% due 05/15/15	200	204	Series 2012-4US Class A2A
Freddie Mac REMICS			0.670% due 06/14/15		7	7
Series 2010-3640 Class JA			Springleaf Finance Corp.
1.500% due 03/15/15	87	87	Series INCM
General Electric Capital Corp.			6.000% due 11/15/14		200	200
Series MTNA			Standard Chartered PLC
0.491% due 09/15/14 (Ê)	420	420	3.850% due 04/27/15 (Þ)		1,251	1,283
Glencore Funding LLC			Sumitomo Mitsui Banking Corp.
0.580% due 08/13/14 (ç)(~)	900	899	0.633% due 03/13/15 (~)		560	561
0.625% due 10/08/14 (~)	500	500	TD Ameritrade Holding Corp.
0.630% due 11/05/14 (~)	1,400	1,398	4.150% due 12/01/14		225	229
			Telefonos de Mexico SAB de CV
Holcim US Finance			5.500% due 01/27/15		360	369
0.390% due 08/13/14 (ç)(~)	1,900	1,899	Tidewater Auto Receivables Trust
HSBC USA, Inc.			Series 2014-AA Class A1
2.375% due 02/13/15	235	238	0.400% due 06/15/15 (Þ)		445	445
Indian Oil Corp. , Ltd.			Timken Co. (The)
4.750% due 01/22/15	400	407	6.000% due 09/15/14		150	152
International Business Machines Corp.			Toronto-Dominion Bank
0.550% due 02/06/15	500	501	0.222% due 07/24/14 (ç)(~)		900	900
International Lease Finance Corp.			UBS AG
6.500% due 09/01/14 (Þ)	720	725	0.010% due 03/24/15 (~)		1,250	1,250
4.875% due 04/01/15	350	359	United States Treasury Bills
Italy Buoni Poliennali Del Tesoro			Zero coupon due 07/24/14		11,360	11,360

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 67

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Zero coupon due 08/14/14 (ç)(~)	40	40
United States Treasury Inflation Indexed
Bonds
2.000% due 07/15/14	16,631	16,662
0.500% due 04/15/15	585	594
Viacom, Inc.
1.250% due 02/27/15	400	402
Vodafone Group PLC
0.010% due 04/10/15 (~)	1,290	1,285
0.510% due 06/01/15 (~)	1,900	1,890
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	385	400
Westlake Automobile Receivables Trust
Series 2014-1A Class A1
0.350% due 06/15/15 (Þ)	667	667
Wheels SPV, LLC
Series 2014-1A Class A1
0.240% due 05/20/15 (Þ)	732	732
Total Short-Term Investments
(cost $254,068)		254,206
Repurchase Agreements - 1.5%
Agreement with Morgan Stanley and
State Street Bank (Tri-Party) of
$11,700 dated June 30, 2014 at
0.015% to be repurchased at $11,700
on July 1, 2014 collateralized by:
$13,051 par various United States
Treasury Obligations, valued at
$11,879 .
	11,700	11,700
Total Repurchase Agreements
(cost $11,700)		11,700
Total Investments 110.1%
(identified cost $859,335)		875,054
Other Assets and Liabilities,
Net - (10.1%)		(80,182)
Net Assets - 100.0%		794,872

See accompanying notes which are an integral part of the financial statements.

68 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
	Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities	Date	or shares		$	$	$
0.5%
Banc of America Funding, Ltd.	05/08/14		620,836	99.01	615	615
Escrow GM Corp.	04/21/11		80,000	—	—	—
ING Bank NV	06/24/14		1,500,000	99.91	1,498	1,499
Metropolitan Life Global Funding I	06/24/14		900,000	100.00	900	900
National Australia Bank, Ltd.	06/24/14		1,100,000	100.00	1,100	1,100
						4,114
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date	$
Long Positions
Euribor Interest Rate Futures		6	EUR	1,496	06/16	1
Euribor Interest Rate Futures		6	EUR	1,495	09/16	1
Euribor Interest Rate Futures		6	EUR	1,494	12/16	1
Euribor Interest Rate Futures		6	EUR	1,493	03/17	1
Eurodollar Futures		65	USD	16,192	03/15	4
Eurodollar Futures		341	USD	84,645	09/15	183
Eurodollar Futures		417	USD	103,275	12/15	24
Eurodollar Futures		152	USD	37,553	03/16	(1)
Eurodollar Futures		23	USD	5,667	06/16	—
Eurodollar Futures		54	USD	13,268	09/16	(5)
United States Treasury 2 Year Note Futures		159	USD	34,916	09/14	(17)
United States Treasury 5 Year Note Futures		437	USD	52,204	09/14	(12)
United States Treasury 10 Year Note Futures		720	USD	90,124	09/14	71
United States Treasury Long-Term Bond Futures		304	USD	41,705	09/14	340
United States Treasury Ultra Long-Term Bond Futures		1	USD	150	09/14	(1)
Short Positions
Canada Government 10 Year Bond Futures		16	CAD	2,176	09/14	(18)
Euro-Bobl Futures		13	EUR	1,666	09/14	(13)
Euro-Bund Futures		4	EUR	588	09/14	(1)
Eurodollar Futures		65	USD	16,059	03/16	(19)
Euro-OAT Futures		13	EUR	1,827	09/14	(52)
Japan Government 10 Year Bond Futures		4	JPY	582,599	09/14	(17)
Long Gilt Futures		28	GBP	3,078	09/14	3
United States Treasury 2 Year Note Futures		181	USD	39,747	09/14	(24)
United States Treasury 5 Year Note Futures		24	USD	2,867	09/14	5
United States Treasury 10 Year Note Futures		50	USD	6,259	09/14	2
United States Treasury Long-Term Bond Futures		6	USD	823	09/14	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						455

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 69

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Options Written

Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	Put	1	80.00	USD	100	02/18/19	(4)
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	—
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.550%	Call	3	0.00		3,300	07/28/14	(2)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		2,000	09/02/14	(2)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		4,800	09/02/14	(14)
USD Three Month LIBOR/USD 2.550%	Call	2	0.00		1,000	09/02/14	(4)
USD Three Month LIBOR/USD 2.600%	Call	1	0.00		3,000	09/02/14	(18)
USD 1.860%/USD Three Month LIBOR	Put	1	0.00		2,000	09/02/14	(7)
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		2,000	07/28/14	—
USD 3.030%/USD Three Month LIBOR	Put	1	0.00		4,000	09/02/14	(4)
USD 3.100%/USD Three Month LIBOR	Put	1	0.00		4,800	09/02/14	(3)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		4,135	01/14/19	(67)
Total Liability for Options Written (premiums received $388)							(128)

Transactions in options written contracts for the period ended June 30, 2014 were as follows:
			Number of		Premiums
			Contracts		Received

Outstanding December 31, 2013				54	$364
Opened				42	397
Closed				(10)	(33)

Expired				(67)	(340)
Outstanding June 30, 2014				19	$388

Foreign Currency Exchange Contracts

Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group		USD	2,725	NZD	3,124	07/10/14	8
Australia and New Zealand Banking Group		AUD	13,490	USD	12,556	07/10/14	(158)
Australia and New Zealand Banking Group		EUR	1,491	GBP	1,206	07/10/14	22
Australia and New Zealand Banking Group		EUR	703	SGD	1,190	07/10/14	(8)
Australia and New Zealand Banking Group		EUR	1,524	USD	2,122	07/10/14	35
Australia and New Zealand Banking Group		JPY	179,237	USD	1,760	07/10/14	(9)
Australia and New Zealand Banking Group		NZD	685	CAD	642	07/10/14	2
Bank of America		USD	8	EUR	6	07/10/14	—
Bank of America		CAD	2,165	USD	1,984	07/10/14	(44)
Bank of America		CAD	5,441	USD	4,973	07/10/14	(124)
Bank of America		EUR	1,197	GBP	970	07/10/14	21
Bank of America		EUR	1,400	GBP	1,118	07/10/14	(3)
Bank of America		EUR	337	USD	461	07/10/14	(1)
Bank of America		GBP	1,109	EUR	1,370	07/10/14	(22)
Bank of America		GBP	2,170	EUR	2,702	07/10/14	(14)
Bank of America		GBP	824	USD	1,399	07/10/14	(11)
Bank of America		JPY	534,163	USD	5,256	07/10/14	(17)
Bank of America		NZD	353	CAD	329	07/10/14	(1)
Barclays		USD	3,507	EUR	2,566	07/10/14	7
Barclays		USD	3,483	SEK	22,886	07/10/14	(57)
Barclays		EUR	392	NOK	3,283	07/10/14	(2)
Barclays		EUR	158	USD	214	07/02/14	(2)
Barclays		EUR	256	USD	349	07/02/14	(2)
Barclays		EUR	2,145	USD	2,919	08/05/14	(18)
Barclays		GBP	1,182	USD	1,984	09/11/14	(38)
Barclays		JPY	8,900	USD	87	07/02/14	(1)
Barclays		JPY	178,890	USD	1,760	07/10/14	(6)

See accompanying notes which are an integral part of the financial statements.

70 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts

Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	NOK	1,645	SEK	1,812	07/10/14	3
BNP Paribas	USD	100	BRL	225	07/02/14	2
BNP Paribas	USD	607	MXN	8,030	07/23/14	12
BNP Paribas	BRL	225	USD	102	07/02/14	—
BNP Paribas	EUR	268	USD	363	07/02/14	(4)
Citigroup	USD	4,785	EUR	3,473	07/10/14	(30)
Citigroup	USD	759	NZD	905	07/10/14	32
Citigroup	EUR	1,121	GBP	911	07/10/14	23
Citigroup	EUR	3,216	GBP	2,611	07/10/14	65
Citigroup	EUR	1,201	SGD	2,035	07/10/14	(12)
Citigroup	GBP	1,000	USD	1,698	07/10/14	(13)
Citigroup	GBP	1,235	USD	2,096	07/10/14	(17)
Citigroup	JPY	179,728	USD	1,759	07/10/14	(15)
Citigroup	NZD	4,070	USD	3,523	07/10/14	(38)
Commonwealth Bank of Australia	USD	23	AUD	25	07/07/14	—
Commonwealth Bank of Australia	USD	103	CHF	92	07/07/14	1
Commonwealth Bank of Australia	USD	1,952	CHF	1,731	07/07/14	—
Commonwealth Bank of Australia	USD	4,417	CHF	3,947	07/07/14	34
Commonwealth Bank of Australia	USD	6,507	CHF	5,770	07/07/14	—
Commonwealth Bank of Australia	USD	8	CHF	7	08/07/14	—
Commonwealth Bank of Australia	USD	26	CHF	23	08/07/14	—
Commonwealth Bank of Australia	USD	145	EUR	106	07/07/14	1
Commonwealth Bank of Australia	USD	6,303	EUR	4,619	07/07/14	22
Commonwealth Bank of Australia	USD	7	EUR	5	08/07/14	—
Commonwealth Bank of Australia	USD	6,470	EUR	4,725	08/07/14	1
Commonwealth Bank of Australia	USD	4,470	SEK	29,889	07/07/14	3
Commonwealth Bank of Australia	CHF	39	USD	44	07/07/14	—
Commonwealth Bank of Australia	CHF	131	USD	147	07/07/14	(1)
Commonwealth Bank of Australia	CHF	1,692	USD	1,893	07/07/14	(15)
Commonwealth Bank of Australia	CHF	4,039	USD	4,555	07/07/14	—
Commonwealth Bank of Australia	CHF	5,639	USD	6,310	07/07/14	(50)
Commonwealth Bank of Australia	CHF	1,731	USD	1,953	08/07/14	—
Commonwealth Bank of Australia	CHF	5,770	USD	6,508	08/07/14	—
Commonwealth Bank of Australia	EUR	4,725	USD	6,469	07/07/14	(1)
Commonwealth Bank of Australia	EUR	1,419	USD	1,943	08/07/14	—
Commonwealth Bank of Australia	SEK	29,889	USD	4,472	07/07/14	(1)
Commonwealth Bank of Australia	SEK	527	USD	79	08/07/14	—
Commonwealth Bank of Australia	SEK	29,889	USD	4,469	08/07/14	(3)
Credit Suisse	USD	17,077	EUR	12,519	07/02/14	65
Credit Suisse	EUR	12,519	USD	17,079	08/05/14	(65)
Goldman Sachs	USD	296	MXN	3,869	09/23/14	—
Goldman Sachs	USD	1,786	NOK	10,945	07/10/14	(2)
Goldman Sachs	EUR	674	GBP	547	07/10/14	14
Goldman Sachs	EUR	3,179	GBP	2,542	07/10/14	(4)
Goldman Sachs	EUR	11,734	USD	16,070	07/02/14	3
Goldman Sachs	GBP	61	EUR	76	07/10/14	—
Goldman Sachs	GBP	2,157	EUR	2,665	07/10/14	(42)
Goldman Sachs	JPY	177,639	USD	1,760	07/10/14	6
Goldman Sachs	NOK	324	SEK	356	07/10/14	1
Goldman Sachs	SEK	22,902	USD	3,519	07/10/14	92
JPMorgan Chase	USD	1,952	AUD	2,117	07/25/14	41
JPMorgan Chase	USD	105	BRL	236	07/02/14	1
JPMorgan Chase	USD	91	CAD	99	07/25/14	2
JPMorgan Chase	USD	1,182	CAD	1,308	07/25/14	43
JPMorgan Chase	USD	332	EUR	243	07/25/14	1
JPMorgan Chase	USD	6,055	GBP	3,569	07/10/14	53
JPMorgan Chase	USD	1,577	GBP	941	07/25/14	33
JPMorgan Chase	USD	1,856	JPY	188,447	07/02/14	5
JPMorgan Chase	USD	50	JPY	5,171	07/25/14	1
JPMorgan Chase	USD	1,190	JPY	121,752	07/25/14	12
JPMorgan Chase	USD	3,550	KRW	3,703,619	07/25/14	107
JPMorgan Chase	USD	381	MXN	5,021	07/25/14	5
JPMorgan Chase	USD	499	MXN	6,483	09/23/14	(2)
JPMorgan Chase	USD	3,513	MYR	11,538	07/25/14	74
JPMorgan Chase	USD	2,599	NOK	15,653	07/25/14	(50)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 71

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts

Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
JPMorgan Chase	USD	378	NOK		2,329	08/08/14	1
JPMorgan Chase	USD	4,513	NZD		5,379	07/10/14	194
JPMorgan Chase	USD	1,090	PLN		3,329	07/25/14	5
JPMorgan Chase	USD	5,449	SEK		36,587	07/10/14	26
JPMorgan Chase	USD	4,402	SEK		28,970	07/25/14	(67)
JPMorgan Chase	USD	2,231	TWD		67,453	07/25/14	28
JPMorgan Chase	USD	359	ZAR		3,860	07/25/14	2
JPMorgan Chase	AUD	12,600	USD		11,599	07/25/14	(262)
JPMorgan Chase	BRL	236	USD		107	07/02/14	—
JPMorgan Chase	BRL	7,778	USD		3,390	07/25/14	(107)
JPMorgan Chase	BRL	236	USD		104	08/04/14	(1)
JPMorgan Chase	CAD	160	USD		145	07/25/14	(5)
JPMorgan Chase	CLP	1,319,553	USD		2,323	07/25/14	(58)
JPMorgan Chase	COP	6,049,002	USD		3,100	07/25/14	(119)
JPMorgan Chase	CZK	33,283	USD		1,674	07/25/14	13
JPMorgan Chase	EUR	2,612	GBP		2,117	07/10/14	46
JPMorgan Chase	EUR	2,820	NOK		23,432	07/10/14	(43)
JPMorgan Chase	EUR	3,865	NOK		31,446	07/10/14	(167)
JPMorgan Chase	EUR	3,994	NOK		33,456	07/10/14	(16)
JPMorgan Chase	EUR	103	USD		139	07/02/14	(2)
JPMorgan Chase	EUR	243	USD		332	07/02/14	(1)
JPMorgan Chase	EUR	7,101	USD		9,890	07/10/14	166
JPMorgan Chase	EUR	498	USD		683	07/25/14	1
JPMorgan Chase	EUR	860	USD		1,189	07/25/14	11
JPMorgan Chase	EUR	5,235	USD		7,221	07/25/14	52
JPMorgan Chase	GBP	3,137	EUR		3,847	07/10/14	(101)
JPMorgan Chase	GBP	1,236	USD		2,099	07/10/14	(17)
JPMorgan Chase	IDR	28,792,681	USD		2,434	07/25/14	15
JPMorgan Chase	JPY	179,547	USD		1,763	07/02/14	(9)
JPMorgan Chase	JPY	7,868	USD		77	07/25/14	(1)
JPMorgan Chase	JPY	188,447	USD		1,856	08/05/14	(5)
JPMorgan Chase	MYR	698	USD		217	07/25/14	—
JPMorgan Chase	NOK	31,371	EUR		3,873	07/10/14	191
JPMorgan Chase	NOK	2,329	USD		378	07/25/14	(1)
JPMorgan Chase	NZD	1,736	CAD		1,617	07/10/14	(4)
JPMorgan Chase	NZD	4,119	CAD		3,789	07/10/14	(54)
JPMorgan Chase	NZD	400	USD		344	07/25/14	(6)
JPMorgan Chase	NZD	2,307	USD		1,962	07/25/14	(54)
JPMorgan Chase	NZD	14,544	USD		12,352	07/25/14	(354)
JPMorgan Chase	PEN	7,758	USD		2,743	07/25/14	(22)
JPMorgan Chase	RUB	73,645	USD		2,019	07/25/14	(138)
JPMorgan Chase	SEK	36,739	USD		5,500	07/10/14	2
JPMorgan Chase	SGD	1,487	USD		1,182	07/25/14	(11)
JPMorgan Chase	SGD	4,365	USD		3,468	07/25/14	(33)
JPMorgan Chase	TRY	4,055	USD		1,858	07/25/14	(46)
Royal Bank of Canada	USD	12	CAD		13	07/07/14	—
Royal Bank of Canada	USD	4,587	CAD		4,886	07/07/14	(8)
Royal Bank of Canada	USD	3,523	CAD		3,844	07/10/14	78
Royal Bank of Canada	USD	59	CAD		63	08/07/14	—
Royal Bank of Canada	USD	67	GBP		40	07/07/14	1
Royal Bank of Canada	USD	4,447	GBP		2,652	07/07/14	92
Royal Bank of Canada	USD	4,602	GBP		2,692	08/07/14	4
Royal Bank of Canada	USD	3	NOK		15	07/07/14	—
Royal Bank of Canada	USD	1,921	NOK		11,489	07/07/14	(48)
Royal Bank of Canada	USD	6,248	NOK		38,345	07/07/14	2
Royal Bank of Canada	USD	60	NOK		371	08/07/14	—
Royal Bank of Canada	USD	1,872	NOK		11,504	08/07/14	1
Royal Bank of Canada	USD	2,562	NZD		2,936	07/10/14	7
Royal Bank of Canada	CAD	4,899	USD		4,508	07/07/14	(83)
Royal Bank of Canada	CAD	4,031	USD		3,684	07/10/14	(92)
Royal Bank of Canada	CAD	4,886	USD		4,583	08/07/14	8
Royal Bank of Canada	EUR	890	NOK		7,390	07/10/14	(14)
Royal Bank of Canada	GBP	2,692	USD		4,603	07/07/14	(4)
Royal Bank of Canada	GBP	38	USD		65	08/07/14	—
Royal Bank of Canada	NOK	47	USD		8	07/07/14	—
Royal Bank of Canada	NOK	11,504	USD		1,874	07/07/14	(1)

See accompanying notes which are an integral part of the financial statements.

72 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts

Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	NOK	38,298	USD	6,403	07/07/14	161
Royal Bank of Canada	NOK	1,239	USD	202	08/07/14	—
Royal Bank of Canada	NOK	38,345	USD	6,240	08/07/14	(3)
Royal Bank of Canada	NZD	2,037	CAD	1,905	07/10/14	3
Skandinaviska Enskilda Bank	NOK	15,525	SEK	17,100	07/10/14	29
Standard Chartered	USD	1,919	AUD	2,066	07/07/14	29
Standard Chartered	USD	6,575	AUD	6,969	07/07/14	(6)
Standard Chartered	USD	112	AUD	119	08/07/14	—
Standard Chartered	USD	1,969	AUD	2,091	08/07/14	(2)
Standard Chartered	USD	4,514	AUD	4,795	08/07/14	(4)
Standard Chartered	USD	2	JPY	215	07/07/14	—
Standard Chartered	USD	5	JPY	500	07/07/14	—
Standard Chartered	USD	1,936	JPY	196,119	07/07/14	—
Standard Chartered	USD	4,517	JPY	457,612	07/07/14	—
Standard Chartered	USD	6,433	JPY	654,445	07/07/14	27
Standard Chartered	USD	3	JPY	274	08/07/14	—
Standard Chartered	USD	6,455	JPY	653,731	08/07/14	—
Standard Chartered	USD	27	NZD	32	07/07/14	1
Standard Chartered	USD	63	NZD	74	07/07/14	2
Standard Chartered	USD	1,898	NZD	2,241	07/07/14	64
Standard Chartered	USD	4,428	NZD	5,229	07/07/14	147
Standard Chartered	USD	1,984	NZD	2,273	08/07/14	—
Standard Chartered	USD	4,628	NZD	5,303	08/07/14	—
Standard Chartered	AUD	84	USD	78	07/07/14	(1)
Standard Chartered	AUD	2,091	USD	1,973	07/07/14	2
Standard Chartered	AUD	6,885	USD	6,394	07/07/14	(96)
Standard Chartered	AUD	36	USD	34	08/07/14	—
Standard Chartered	AUD	6,969	USD	6,561	08/07/14	6
Standard Chartered	JPY	714	USD	7	07/07/14	—
Standard Chartered	JPY	196,334	USD	1,930	07/07/14	(8)
Standard Chartered	JPY	458,112	USD	4,503	07/07/14	(19)
Standard Chartered	JPY	653,731	USD	6,453	07/07/14	—
Standard Chartered	JPY	82	USD	1	08/07/14	—
Standard Chartered	JPY	191	USD	2	08/07/14	—
Standard Chartered	JPY	196,119	USD	1,936	08/07/14	—
Standard Chartered	JPY	457,612	USD	4,518	08/07/14	—
Standard Chartered	NZD	2,273	USD	1,989	07/07/14	—
Standard Chartered	NZD	5,303	USD	4,641	07/07/14	—
Standard Chartered	NZD	66	USD	58	08/07/14	—
Standard Chartered	NZD	153	USD	134	08/07/14	—
UBS	USD	209	BRL	460	07/02/14	(1)
UBS	USD	99	BRL	225	08/04/14	1
UBS	USD	4,815	GBP	2,839	07/10/14	43
UBS	USD	3,003	NOK	18,404	07/10/14	(3)
UBS	BRL	225	USD	100	07/02/14	(1)
UBS	BRL	236	USD	105	07/02/14	(2)
UBS	CAD	3,617	USD	3,315	07/10/14	(74)
UBS	EUR	594	GBP	475	07/10/14	(1)
UBS	EUR	1,396	GBP	1,132	07/10/14	25
UBS	EUR	3,873	GBP	3,125	07/10/14	45
UBS	EUR	1,969	SGD	3,337	07/10/14	(20)
UBS	EUR	643	USD	895	07/10/14	15
UBS	EUR	4,322	USD	6,018	07/10/14	101
UBS	GBP	1,363	EUR	1,697	07/10/14	(9)
UBS	GBP	3,133	EUR	3,863	07/10/14	(72)
UBS	GBP	4,079	EUR	5,097	07/10/14	(2)
UBS	GBP	1,665	USD	2,827	07/10/14	(23)
UBS	JPY	178,715	USD	1,760	07/10/14	(4)
UBS	NZD	1,339	CAD	1,254	07/10/14	4
UBS	NZD	2,021	CAD	1,893	07/10/14	7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(697)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 73

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Index Swap Contracts(*)
Amounts in thousands
Fund Receives		Notional		Termination	Fair Value
Underlying Security	Counterparty	Amount		Date	$
Barclays Capital U. S. Aggregate Bond Index	Barclays	USD	10,460	09/01/14	16
Barclays Capital U. S. Aggregate Bond Index	Barclays	USD	10,373	10/01/14	2
Barclays Capital U. S. Aggregate Bond Index	Barclays	USD	10,290	10/31/14	2
Barclays Capital U. S. Aggregate Bond Index	Barclays	USD	12,137	04/30/15	2
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					22

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1Month LIBOR rate plus a fee ranging from 0.08% to 0.16%.

Interest Rate Swaps

Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives			Fund Pays		Date	$
Bank of America	BRL	100	8.860%	Brazil Interbank Deposit Rate				01/02/17	(2)
Barclays	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16	2
Barclays	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	15
Barclays	USD	2,090	3.145%	Three Month LIBOR				03/15/26	(17)
Barclays	USD	425	Three Month LIBOR	2.481%				11/15/27	33
Barclays	USD	425	Three Month LIBOR	2.417%				11/15/27	36
Barclays	USD	940	Three Month LIBOR	3.490%				03/15/46	13
Citigroup	USD	5,200	1.000%	Federal Fund Effective Rate - 1 Year				10/15/17	(44)
Citigroup	USD	850	Three Month LIBOR	2.714%				08/15/42	86
Citigroup	USD	685	Three Month LIBOR	3.676%				11/15/43	48
Credit Suisse	USD	3,200	1.500%	Three Month LIBOR				12/16/16	6
Credit Suisse	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	3
Credit Suisse	USD	16,900	3.000%	Three Month LIBOR				09/21/17	160
Credit Suisse	MXN	15,000	6.300%	Mexico Interbank 28 Day Deposit Rate				04/26/24	26
Goldman Sachs	USD	6,100	1.500%	Three Month LIBOR				03/18/16	53
Goldman Sachs	BRL	100	9.095%	Brazil Interbank Deposit Rate				01/02/17	(2)
Goldman Sachs	USD	9,400	1.750%	Three Month LIBOR				06/15/17	(5)
Goldman Sachs	USD	500	4.000%	Three Month LIBOR				06/19/24	7
Goldman Sachs	USD	2,270	2.804%	Three Month LIBOR				04/09/26	(89)
Goldman Sachs	USD	7,400	Three Month LIBOR	3.500%				12/18/43	(293)
Goldman Sachs	USD	1,020	Three Month LIBOR	3.125%				04/09/46	86
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate				09/06/16	4
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	3
JPMorgan Chase	HKD	17,500	Three Month HIBOR	2.365%				03/29/21	(34)
JPMorgan Chase	SGD	2,850	Six Month SIBOR	2.270%				03/31/21	(41)
Morgan Stanley	MXN	37,999	5.500%	Mexico Interbank 28 Day Deposit Rate				09/13/17	112
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate				06/02/21	2
Morgan Stanley	USD	400	Three Month LIBOR	2.750%				06/18/24	(5)
UBS	MXN	15,000	6.300%	Mexico Interbank 28 Day Deposit Rate				04/26/24	25
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $613 (å)									188

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
				Implied			Fund (Pays)/
				Credit	Notional		Receives	Termination	Fair Value
Reference Entity			Counterparty	Spread	Amount		Fixed Rate	Date	$
Berkshire Hathaway Inc.		Deutsche Bank		0.157%	USD	800	1.000%	06/20/16	14
Berkshire Hathaway Inc.		Bank of America		0.403%	USD	1,800	1.000%	06/20/19	53
MetLife, Inc.		Barclays		0.108%	USD	1,700	1.000%	09/20/15	19
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $67									86
Credit Indices
							Fund (Pays)/
					Notional		Receives	Termination	Fair Value
Reference Entity		Counterparty			Amount		Fixed Rate	Date	$
CDX Emerging Markets Index		Barclays			USD	800	5.000%	06/20/15	20
CDX Emerging Markets Index		Deutsche Bank			USD	900	5.000%	06/20/15	22
CDX Emerging Markets Index		Morgan Stanley			USD	800	5.000%	06/20/15	20
CDX Investment Grade Index		Pershing			USD	193	0.548%	12/20/17	3

See accompanying notes which are an integral part of the financial statements.

74 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
			Implied			Fund (Pays)/
			Credit	Notional			Receives	Termination	Fair Value
Reference Entity	Counterparty		Spread	Amount		Fixed Rate		Date	$
CDX NA Investment Grade Index	Goldman Sachs		USD		5,000		1.000%	06/20/19	100
CDX NA Investment Grade Index	JPMorgan Chase		USD		386		0.553%	12/20/17	6
Markit iTraxx Europe	Goldman Sachs		EUR		6,000		1.000%	06/20/19	153
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $200									324
Sovereign Issues
			Implied			Fund (Pays)/
			Credit	Notional			Receives	Termination	Fair Value
Reference Entity	Counterparty		Spread	Amount		Fixed Rate		Date	$
Brazil Government International Bond	Barclays		0.333%	USD	500		1.000%	06/20/15	3
Brazil Government International Bond	Deutsche Bank		0.333%	USD	1,000		1.000%	06/20/15	7
Brazil Government International Bond	Goldman Sachs		0.333%	USD	500		1.000%	06/20/15	3
Brazil Government International Bond	HSBC		0.333%	USD	100		1.000%	09/20/15	1
Brazil Government International Bond	JPMorgan Chase		0.333%	USD	100		1.000%	09/20/15	1
Brazil Government International Bond	Barclays		0.430%	USD	700		1.000%	12/20/15	6
Brazil Government International Bond	Bank of America		0.499%	USD	500		1.000%	03/20/16	4
Brazil Government International Bond	Credit Suisse		0.551%	USD	200		1.000%	06/20/16	2
Italy Government International Bond	Barclays		0.883%	USD	100		1.000%	06/20/19	1
Italy Government International Bond	Deutsche Bank		0.883%	USD	100		1.000%	06/20/19	1
Italy Government International Bond	HSBC		0.883%	USD	100		1.000%	06/20/19	1
Mexico Government International Bond	HSBC		0.236%	USD	500		1.000%	03/20/16	7
Russia Government International Bond	Bank of America		1.614%	USD	100		1.000%	03/20/19	(3)
Russia Government International Bond	Barclays		1.614%	USD	400		1.000%	03/20/19	(11)
Russia Government International Bond	Citigroup		1.614%	USD	100		1.000%	03/20/19	(3)
United Kingdom Gilt	Societe Generale		0.022%	USD	200		1.000%	03/20/15	1
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) –( $44)									21
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $223 (å)									431

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value

Portfolio Summary	Level 1		Level 2		Level 3			Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities		$—	$68,372			$315		$68,687	8.6
Corporate Bonds and Notes		—	107,474			2,681		110,155	13.9
International Debt		—	48,166			642		48,808	6.1
Loan Agreements		—	2,711			—		2,711	0.3
Mortgage-Backed Securities		—	204,732			1,673		206,405	26.0
Municipal Bonds		—	9,914			—		9,914	1.3
Non-US Bonds		—	47,425			—		47,425	6.0
United States Government Agencies		—	22,242			—		22,242	2.8
United States Government Treasuries		—	91,389			—		91,389	11.5
Common Stocks		93	—			—		93	— *
Preferred Stocks		1,056	—			—		1,056	0.1
Options Purchased		—	263			—		263	— *
Short-Term Investments		—	254,206			—		254,206	32.0
Repurchase Agreements		—	11,700			—		11,700	1.5
Total Investments		1,149	868,594			5,311		875,054	110.1
Other Assets and Liabilities, Net									(10.1)
									100.0

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 75

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3		Total		% of Net Assets
Other Financial Instruments
Futures Contracts		455	—		—		455	0.1
Options Written		—	(127)		(1)		(128)	— *
Foreign Currency Exchange Contracts		—	(697)		—		(697)	(0.1)
Index Swap Contracts		—	22		—		22	— *
Interest Rate Swap Contracts		—	188		—		188	— *
Credit Default Swap Contracts		—	431		—		431	0.1
Total Other Financial Instruments**		$455	$(183)		$(1)		$271

*	Less than . 05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***	Refer to Schedule of Investments for detailed sector breakout.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2014, see note 2 in the Notes to Financial Statements.

Investments in which non broker quoted price source (Level 3) were used in determining a fair value for the period ended June 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

76 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2014 (Unaudited)

Amounts in thousands

			Foreign
	Credit		Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*		$—	$—	$263
Unrealized appreciation on foreign currency exchange contracts		—	2,511	—
Variation margin on futures contracts**		—	—	636
Index swap contracts, at fair value		—	—	22
Interest rate swap contracts, at fair value		—	—	720
Credit default swap contracts, at fair value		448	—	—
Total		$448	$2,511	$1,641

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**		$—	$—	$181
Unrealized depreciation on foreign currency exchange contracts		—	3,208	—
Options written, at fair value		—	—	128
Interest rate swap contracts, at fair value		—	—	532
Credit default swap contracts, at fair value		17	—	—
Total		$17	$3,208	$841

			Foreign
	Credit		Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts		Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts		$—	$—	$2,452
Options written		—	—	341
Index swap contracts		—	—	1,866
Interest rate swap contracts		—	—	141
Credit default swap contracts		587	—	—
Foreign currency-related transactions***		—	601	—
Total		$587	$601	$4,800

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****		$—	$—	$58
Futures contracts		—	—	2,229
Options written		—	—	107
Index swap contracts		—	—	613
Interest rate swap contracts		—	—	(1,061)
Credit default swap contracts		156	—	—
Foreign currency-related transactions*****		—	(2,866)	—
Total		$156	$(2,866)	$1,946

*	Fair value of purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
***	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
****	Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
*****

Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency- related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 77

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$263		$—	$263
Repurchase Agreements	Investments, at fair value	11,700		—	11,700
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,511		—	2,511
Futures Contracts	Variation margin on futures contracts	1,732		—	1,732
Index Swap Contracts	Index swap contracts, at fair value	22		—	22
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	720		—	720
Credit Default Swap Contracts	Credit default swap contracts, at fair value	448		—	448
Total		$17,396		$—	$17,396

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Received^		Net Amount
Australia and New Zealand Banking Group	$67	$67	$	— $	—
Bank of America	78	31		47	—
Barclays	1,923	178		144	1,601
BNP Paribas	13	4		—	9
Citigroup	322	121		—	201
Commonwealth Bank of Australia	62	62		—	—
Credit Suisse	261	65		168	28
Deutsche Bank	110	—		—	110
Goldman Sachs	631	136		343	152
HSBC	18	—		—	18
JPMorgan Chase	1,142	863		279	—
Morgan Stanley	11,837	20		11,817	—
Pershing	3	—		—	3
Royal Bank of Canada	357	235		—	122
Societe Generale	1	—		—	1
Skandinaviska Enskilda Bank	29	—		—	29
Standard Chartered	279	137		—	142
UBS	263	211		—	52
Total	$17,396	$2,130		$12,798	$2,468

78 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
		Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$498	$—	$498
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	3,208	—	3,208
Options Written Contracts	Options written, at fair value	128	—	128
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	532	—	532
Credit Default Swap Contracts	Credit default swap contracts, at fair value	17	—	17
Total		$4,383	$—	$4,383

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments Pledged^	Net Amount
Australia and New Zealand Banking Group	$174	$67	$—	$107
Bank of America	246	31	—	215
Barclays	219	178	41	—
BNP Paribas	4	4	—	—
Citigroup	181	121	60	—
Commonwealth Bank of Australia	70	62	—	8
Credit Suisse	65	65	—	—
Goldman Sachs	442	136	306	—
JPMorgan Chase	1,864	863	—	1,001
Morgan Stanley	512	20	492	—
Royal Bank of Canada	253	235	—	18
Royal Bank of Scotland	5	—	—	5
Standard Chartered	137	137	—	—
UBS	211	211	—	—
Total	$4,383	$2,130	$899	$1,354

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Core Bond Fund 79

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$859,335
Investments, at fair value(>)	875,054
Cash	1,416
Cash (restricted)(a)(b)	4,610
Foreign currency holdings(^)	807
Unrealized appreciation on foreign currency exchange contracts	2,511
Receivables:
Dividends and interest	3,712
Dividends from affiliated Russell funds	12
Investments sold	31,601
Fund shares sold	434
Investments matured(<)	1
Variation margin on futures contracts	1,732
Other receivable	1
Prepaid expenses	8
Index swap contracts, at fair value(8)	22
Interest rate swap contracts, at fair value(•)	720
Credit default swap contracts, at fair value(+)	448
Total assets	923,089

Liabilities
Payables:
Due to broker (c)	819
Investments purchased	122,371
Fund shares redeemed	67
Accrued fees to affiliates	362
Other accrued expenses	215
Variation margin on futures contracts	498
Unrealized depreciation on foreign currency exchange contracts	3,208
Options written, at fair value(x)	128
Interest rate swap contracts, at fair value(•)	532
Credit default swap contracts, at fair value(+)	17
Total liabilities	128,217

Net Assets	$794,872

See accompanying notes which are an integral part of the financial statements.

80 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(744)
Accumulated net realized gain (loss)	7,780
Unrealized appreciation (depreciation) on:
Investments	15,719
Futures contracts	455
Options written	260
Index swap contracts	22
Interest rate swap contracts	(425)
Credit default swap contracts	208
Investments matured	(55)
Foreign currency-related transactions	(679)
Other investments	1
Shares of beneficial interest	739
Additional paid-in capital	771,591
Net Assets	$794,872
Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$10.76
Net assets	$794,872,086
Shares outstanding ($. 01 par value)	73,903,946
Amounts in thousands
(^) Foreign currency holdings - cost	$795
(x) Premiums received on options written	$388
(+) Credit default swap contracts - premiums paid (received)	$223
(•) Interest rate swap contracts - premiums paid (received)	$613
(<) Investments matured - cost	$56
(>) Investments in affiliates, Russell U. S. Cash Management Fund	$146,476
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$2,601
(b) Cash Collateral for Swaps	$2,009
(c) Due to Broker for Swaps	$819
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 81

Russell Investment Funds
Core Bond Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$54
Dividends from affiliated Russell funds	75
Interest	8,039
Total investment income	8,168

Expenses
Advisory fees	2,079
Administrative fees	189
Custodian fees	156
Transfer agent fees	17
Professional fees	57
Trustees’ fees	9
Printing fees	61
Miscellaneous	13
Expenses before reductions	2,581
Expense reductions	(189)
Net expenses	2,392
Net investment income (loss)	5,776

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,748
Futures contracts	2,452
Options written	341
Index swap contracts	1,866
Interest rate swap contracts	141
Credit default swap contracts	587
Foreign currency-related transactions	(580)
Net realized gain (loss)	9,555
Net change in unrealized appreciation (depreciation) on:
Investments	12,289
Futures contracts	2,229
Options written	107
Index swap contracts	613
Interest rate swap contracts	(1,061)
Credit default swap contracts	156
Investment matured	(1)
Foreign currency-related transactions	(2,858)
Other investments	1
Net change in unrealized appreciation (depreciation)	11,475
Net realized and unrealized gain (loss)	21,030
Net Increase (Decrease) in Net Assets from Operations	$26,806

See accompanying notes which are an integral part of the financial statements.

82 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,776	$12,344
Net realized gain (loss)	9,555	(4,976)
Net change in unrealized appreciation (depreciation)	11,475	(17,965)
Net increase (decrease) in net assets from operations	26,806	(10,597)

Distributions
From net investment income	(5,634)	(10,239)
From net realized gain	—	(2,007)
Net decrease in net assets from distributions	(5,634)	(12,246)

Share Transactions*
Net increase (decrease) in net assets from share transactions	9,799	110,726
Total Net Increase (Decrease) in Net Assets	30,971	87,883
Net Assets
Beginning of period	763,901	676,018
End of period	$794,872	$763,901
Undistributed (overdistributed) net investment income included in net assets	$(744)	$(886)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 83

Russell Investment Funds
Core Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:
	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	5,053	$53,647	13,149	$139,458
Proceeds from reinvestment of distributions	535	5,634	1,157	12,244
Payments for shares redeemed	(4,683)	(49,482)	(3,859)	(40,976)
Total increase (decrease)	905	$9,799	10,447	$110,726

See accompanying notes which are an integral part of the financial statements.

84 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	10.46	. 08	. 30	. 38	(. 08)	—
December 31, 2013	10.81	. 18	(. 35)	(. 17)	(. 15)	(. 03)
December 31, 2012	10.47	. 25	. 61	. 86	(. 25)	(. 27)
December 31, 2011	10.51	. 35	. 14	. 49	(. 34)	(. 19)
December 31, 2010	10.20	. 37	. 63	1.00	(. 40)	(. 29)
December 31, 2009	9.33	. 44	1.02	1.46	(. 46)	(. 13)

See accompanying notes which are an integral part of the financial statements.
85 Core Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 08)	10.76	3.55	794,872	. 68	. 63	1.54	206
(. 18)	10.46	(1.55)	763,901	. 67	. 62	1.73	133
(. 52)	10.81	8.38	676,018	. 72	. 66	2.32	192
(. 53)	10.47	4.68	545,608	. 72	. 65	3.29	203
(. 69)	10.51	10.02	471,898	. 75	. 68	3.48	195
(. 59)	10.20	16.18	400,569	. 73	. 66	4.49	151

See accompanying notes which are an integral part of the financial statements.
Core Bond Fund 86

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,116.60	$1,020.18
Performance” provides information about actual account values	Expenses Paid During Period*	$4.88	$4.66
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized),
that you paid over the period. Simply divide your account value by	multiplied by the of average account value over the period, multiplied by 181/365 (to reflect the one-half
$1,000 (for example, an $8,600 account value divided by $1,000	year period) .
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Global Real Estate Securities Fund 87

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.2%			Mercialys SA(ö)	46,953	1,094
Australia - 6.5%			Unibail-Rodamco SE(ö)	54,284	15,794
Australand Property Group(ö)	43,983	184			27,333
BGP Holdings PLC(Å)(Æ)	926,311	—
CFS Retail Property Trust Group(ö)	1,182,551	2,275	Germany - 2.1%
Dexus Property Group(ö)	5,561,804	5,822	Alstria Office REIT-AG(Æ)(ö)	94,838	1,256
Federation Centres, Ltd. (ö)	1,200,636	2,819	Deutsche Annington Immobilien SE	57,721	1,699
Goodman Group(ö)	1,655,957	7,885	Deutsche Euroshop AG	13,357	661
GPT Group (The)(ö)	469,523	1,700	Deutsche Wohnen AG	282,521	6,092
Investa Office Fund(ö)	34,086	109	Gagfah SA(Æ)	94,503	1,721
Mirvac Group(ö)	2,183,797	3,675	LEG Immobilien AG	64,093	4,316
Scentre Group(Æ)	3,343,023	10,087	Prime Office AG(Æ)	52,081	243
Stockland(ö)	1,181,454	4,323	TAG Immobilien AG	12,681	155
Westfield Corp. (Æ)	1,518,264	10,237			16,143
		49,116
			Hong Kong - 8.9%
Austria - 0.2%			Champion REIT(Æ)(ö)	198,593	92
Atrium European Real Estate, Ltd. (Æ)	62,994	376	China Overseas Grand Oceans Group,
Buwog AG(Æ)	4,418	85	Ltd.	163,000	101
CA Immobilien Anlagen AG(Æ)	4,459	85	Hang Lung Properties, Ltd. - ADR	286,000	882
Conwert Immobilien Invest SE(Æ)	56,984	677	Henderson Land Development Co. , Ltd.	667,700	3,907
		1,223	Hongkong Land Holdings, Ltd.	1,532,501	10,222
			Hysan Development Co. , Ltd.	685,000	3,209
Belgium - 0.1%			Kerry Properties, Ltd.	144,000	504
Cofinimmo(ö)	3,634	453	Link REIT (The)(ö)	2,241,500	12,059
			New World Development Co. , Ltd.	5,580,393	6,350
Brazil - 0.2%			Sino Land Co. , Ltd.	288,000	474
BR Malls Participacoes SA	50,900	433	Sun Hung Kai Properties, Ltd.	1,633,312	21,780
BR Properties SA	80,400	484	Swire Properties, Ltd.	826,268	2,414
Iguatem Emp De Shopping Centers			Wharf Holdings, Ltd.	701,789	5,052
SA(Æ)	58,200	588			67,046
		1,505
			Israel - 0.0%
Canada - 2.3%			Azrieli Group	1,077	35
Allied Properties Real Estate Investment
Trust(Ñ)(ö)	150,962	5,001	Italy - 0.0%
Boardwalk Real Estate Investment			Beni Stabili SpA(ö)	358,040	328
Trust(ö)	33,100	2,024
Brookfield Canada Office Pro REIT(Æ)			Japan - 13.0%
(ö)	20,896	540	Activia Properties, Inc. (ö)	391	3,439
Calloway Real Estate Investment Trust(ö)	7,700	192	Advance Residence Investment Corp. (ö)	55	139
Canadian Apartment Properties REIT(ö)	4,400	94	Daiwa House Residential Investment
Canadian Real Estate Investment			Corp. (Æ)	29	128
Trust(ö)	69,102	2,978	Frontier Real Estate Investment Corp. (ö)	150	816
Chartwell Retirement Residences(Ñ)	83,664	850	GLP J-Reit(ö)	204	228
Crombie Real Estate Investment			Hulic Co. , Ltd.	376,700	4,964
Trust(Æ)(ö)	27,530	347	Hulic Reit, Inc. (ö)	419	665
First Capital Realty, Inc. Class A	50,295	878	Industrial & Infrastructure Fund
H&R Real Estate Investment Trust(ö)	87,000	1,888	Investment Corp. (ö)	14	125
RioCan Real Estate Investment Trust(ö)	93,600	2,396	Japan Logistics Fund, Inc. (ö)	374	887
		17,188	Japan Prime Realty Investment Corp.
			Class A(ö)	385	1,381
China - 0.6%			Japan Real Estate Investment Corp. (ö)	1,162	6,767
China Overseas Land & Investment, Ltd.	1,153,600	2,799	Japan Retail Fund Investment Corp.
China Resources Land, Ltd.	766,000	1,401	Class A(ö)	1,870	4,205
			Kenedix Office Investment Corp. (ö)	281	1,528
		4,200	Mitsubishi Estate Co. , Ltd.	769,867	19,007
			Mitsui Fudosan Co. , Ltd.	852,129	28,733
Finland - 0.2%			Mori Hills REIT Investment Corp. Class
Citycon OYJ	38,908	143	A(ö)	590	855
Sponda OYJ	190,950	1,020	Nippon Building Fund, Inc. (ö)	551	3,220
		1,163	Nippon Prologis REIT, Inc. (ö)	719	1,677
			Nomura Master Real Estate Fund, Inc.
France - 3.6%			(Æ)	846	1,034
Altarea REIT(Æ)(ö)	460	88	Nomura Real Estate Holdings, Inc.	10,900	206
Fonciere Des Regions(ö)	8,118	880	Nomura Real Estate Office Fund, Inc.
Gecina SA(ö)	26,696	3,892	Class A(ö)	356	1,682
Klepierre - GDR(ö)	109,613	5,585	NTT Urban Development Corp.	12,500	141

See accompanying notes which are an integral part of the financial statements.

88 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Orix JREIT, Inc. (ö)	479	671	Great Portland Estates PLC(ö)	293,598	3,235
Sumitomo Realty & Development Co. ,			Hammerson PLC(ö)	1,165,823	11,573
Ltd.	297,000	12,745	Intu Properties PLC Class H(ö)	152,171	811
Tokyo Tatemono Co. , Ltd.	104,000	962	Land Securities Group PLC(ö)	895,130	15,872
United Urban Investment Corp. (ö)	717	1,158	Londonmetric Property PLC(ö)	382,597	885
		97,363	LXB Retail Properties(Æ)	355,323	760
			Quintain Estates & Development

Netherlands - 1.0%			PLC(Æ)	645,385	977
Corio NV(ö)	55,340	2,827	Safestore Holdings PLC(ö)	161,270	602
Eurocommercial Properties NV	16,361	807	Segro PLC(ö)	61,635	364
Nieuwe Steen Investments NV(ö)	397,676	2,504	Shaftesbury PLC(ö)	41,210	463
Vastned Retail NV(ö)	2,260	115	ST Modwen Properties PLC	50,389	309
Wereldhave NV(ö)	14,066	1,308	Unite Group PLC	197,292	1,330
		7,561	Urban&Civic plc(Æ)	57,701	238
					49,081

Norway - 0.2%
Norwegian Property ASA(Æ)	1,274,450	1,569	United States - 46.9%
			Acadia Realty Trust(ö)	20,915	587
Singapore - 3.3%			Alexandria Real Estate Equities, Inc. (ö)	14,400	1,118
Ascendas Real Estate Investment			American Assets Trust, Inc. (ö)	53,840	1,861
Trust(Æ)(ö)	1,187,568	2,190	American Campus Communities, Inc. (ö)	41	2
CapitaCommercial Trust(Æ)(ö)	1,785,512	2,434	American Homes 4 Rent Class A(ö)	73,872	1,312
CapitaLand, Ltd.	2,560,000	6,569	American Realty Capital Properties,
CapitaMall Trust Class A(Æ)(ö)	800,094	1,268	Inc. (ö)	341,741	4,282
CDL Hospitality Trusts(Æ)(ö)	371,051	524	Apartment Investment & Management
City Developments, Ltd.	363,000	2,978	Co. Class A(ö)	110,770	3,574
Global Logistic Properties, Ltd.	2,892,000	6,262	AvalonBay Communities, Inc. (ö)	111,340	15,832
Keppel Land, Ltd.	270,697	734	Aviv REIT, Inc. (ö)	96,823	2,728
Keppel REIT Management, Ltd. (ö)	89,010	91	Belmond, Ltd. Class A(Æ)	164,351	2,389
Mapletree Commercial Trust(Æ)(ö)	9,686	11	BioMed Realty Trust, Inc. (ö)	1,900	41
Mapletree Industrial Trust(Æ)(ö)	12,855	15	Boston Properties, Inc. (ö)	86,145	10,180
Mapletree Logistics Trust(Æ)(ö)	43,381	41	Brixmor Property Group, Inc. (ö)	159,021	3,650
SPH REIT(Æ)(ö)	597,000	491	Brookdale Senior Living, Inc. Class
Suntec Real Estate Investment Trust(ö)	45,697	66	A(Æ)	33,469	1,116
UOL Group, Ltd.	178,000	931	Camden Property Trust(ö)	31,000	2,206
			Chesapeake Lodging Trust(ö)	10,321	312
		24,605	CommonWealth REIT(ö)	14,058	370
			Corporate Office Properties Trust(ö)	86,293	2,399
Spain - 0.3%			Cousins Properties, Inc. (ö)	324,586	4,041
Hispania Activos Inmobiliarios SAU(Æ)	87,654	1,213	CubeSmart Class A(ö)	79,545	1,457
Lar Espana Real Estate Socimi SA(Æ)(ö)	79,811	1,038	DCT Industrial Trust, Inc. (ö)	82,700	679
		2,251	DDR Corp. (ö)	334,951	5,905
			DiamondRock Hospitality Co. (ö)	5,935	76
Sweden - 0.9%			Digital Realty Trust, Inc. (ö)	3,195	186
Atrium Ljungberg AB(Æ)	27,437	448	Douglas Emmett, Inc. (ö)	111,433	3,145
Castellum AB	109,430	1,940	Duke Realty Corp. (ö)	91,360	1,659
Fabege AB	62,861	890	DuPont Fabros Technology, Inc. (ö)	3,432	93
Fastighets AB Balder Class B(Æ)	12,835	174	EastGroup Properties, Inc. (ö)	17,818	1,145
Hemfosa Fastigheter AB(Æ)	102,899	1,728	Empire State Realty Trust, Inc. Class
Hufvudstaden AB Class A	74,810	1,051	A(Ñ)(ö)	192,265	3,172
Wallenstam AB Class B	73	1	EPR Properties(ö)	2,080	116
Wihlborgs Fastigheter AB	26,154	501	Equity Lifestyle Properties, Inc. Class
		6,733	A(ö)	39,450	1,742
			Equity Residential(ö)	264,300	16,651
Switzerland - 0.4%			Essex Property Trust, Inc. (ö)	30,746	5,685
Mobimo Holding AG(Æ)	594	126	Extra Space Storage, Inc. (ö)	55,539	2,957
PSP Swiss Property AG(Æ)	17,275	1,627	Federal Realty Investment Trust(ö)	35,718	4,319
Swiss Prime Site AG Class A(Æ)	10,678	885	FelCor Lodging Trust, Inc. (ö)	5,923	62
			First Industrial Realty Trust, Inc. (ö)	94,982	1,790
		2,638	First Potomac Realty Trust(ö)	1,300	17
			Forest City Enterprises, Inc. Class A(Æ)	261,898	5,204
United Kingdom - 6.5%			General Growth Properties, Inc. (ö)	522,631	12,313
Big Yellow Group PLC(ö)	324,144	2,752	Glimcher Realty Trust(ö)	123,908	1,342
British Land Co. PLC(ö)	249,070	2,994	HCP, Inc. (ö)	42,970	1,778
Capital & Counties Properties PLC	80,848	451	Health Care, Inc. (ö)	118,779	7,444
Capital & Regional PLC	316,726	249	Healthcare Realty Trust, Inc. (ö)	130,417	3,315
Capital & Regional PLC(Æ)	254,341	—	Healthcare Trust of America, Inc. Class
Derwent London PLC(ö)	105,233	4,825	A(ö)	218,194	2,627
Grainger PLC	108,683	391	Hersha Hospitality Trust Class A(ö)	11,341	76

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 89

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Schedule of Investments, continued — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair					Principal		Fair
	Amount ($)	Value					Amount ($)		Value
	or Shares	$					or Shares		$
Highwoods Properties, Inc. (ö)	1,748	73	Simon Property Group, Inc. (ö)					248,958	41,399
Hilton Worldwide Holdings, Inc. (Æ)	163,963	3,820	SL Green Realty Corp. (ö)					107,664	11,779
Home Properties, Inc. (ö)	31,243	1,998	Sovran Self Storage, Inc. (ö)					37,463	2,893
Hospitality Properties Trust(ö)	2,103	64	Starwood Hotels & Resorts Worldwide,
Host Hotels & Resorts, Inc. (ö)	712,506	15,683	Inc.					48,317	3,905
Hudson Pacific Properties, Inc. (ö)	125,500	3,180	Strategic Hotels & Resorts, Inc. (Æ)(ö)					263,367	3,084
Icad, Inc. (ö)	12,700	1,362	Summit Hotel Properties, Inc. (ö)					44,900	476
Inland Real Estate Corp. (ö)	13,103	139	Sunstone Hotel Investors, Inc. (ö)					201,440	3,007
Kilroy Realty Corp. (ö)	42,136	2,625	Tanger Factory Outlet Centers, Inc. (ö)					42,739	1,495
Kimco Realty Corp. (ö)	210,841	4,845	Taubman Centers, Inc. (ö)					14,000	1,061
Kite Realty Group Trust(ö)	1	—	UDR, Inc. (ö)					111,288	3,186
La Quinta Holdings, Inc. (Æ)	56,441	1,080	Ventas, Inc. (ö)					87,476	5,607
LaSalle Hotel Properties(ö)	91,790	3,240	Vornado Realty Trust(ö)					105,461	11,256
Liberty Property Trust(ö)	22,319	847	Washington Prime Group, Inc. (Æ)(ö)					88,484	1,658
Macerich Co. (The)(ö)	61,708	4,119	WP Carey, Inc. (ö)					451	29
Mack-Cali Realty Corp. (ö)	73,699	1,583							352,153
Mid-America Apartment Communities,

Inc. (ö)	65,123	4,757	Total Common Stocks
National Health Investors, Inc. (ö)	25,663	1,605
National Retail Properties, Inc. (Ñ)(ö)	130,162	4,841	(cost $591,760)						729,687
Omega Healthcare Investors, Inc. (Ñ)(ö)	70,399	2,595	Short -Term Investments - 2.3%
Parkway Properties, Inc. (ö)	133,196	2,751	United States - 2.3%
Pebblebrook Hotel Trust(ö)	2,711	100	Russell U. S. Cash Management Fund				17,280,688 (∞)		17,281
Piedmont Office Realty Trust, Inc. Class			Total Short-Term Investments
A(Ñ)(ö)	135,431	2,565	(cost $17,281)						17,281
Prologis, Inc. (ö)	409,707	16,836	Other Securities - 1.8%
PS Business Parks, Inc. (ö)	8,451	706	Russell U. S. Cash Collateral Fund(×)				13,656,277 (∞)		13,656
Public Storage(ö)	89,334	15,307	Total Other Securities
Ramco-Gershenson Properties Trust(ö)	7,848	130	(cost $13,656)						13,656
Realty Income Corp. (Ñ)(ö)	67,832	3,013
Regency Centers Corp. (ö)	166,120	9,250	Total Investments 101.3%
Retail Opportunity Investments Corp. (ö)	129,034	2,029	(identified cost $622,697)						760,624
Retail Properties of America, Inc. Class			Other Assets and Liabilities, Net
A(ö)	49,226	757	- (1.3%)						(9,592)
Rexford Industrial Realty, Inc. (ö)	9,500	135	Net Assets - 100.0%						751,032
RLJ Lodging Trust(ö)	112,790	3,259
Sabra Health Care REIT, Inc. (ö)	2,680	77
Senior Housing Properties Trust(ö)	123,181	2,992

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
			Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities			Date	or shares		$	$	$
0.0%
BGP Holdings PLC			08/06/09	AUD	926,311	—		—	—
									—
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
									Appreciation
			Number of		Notional		Expiration		(Depreciation)
			Contracts		Amount		Date		$
Long Positions
Dow Jones US Real Estate Index Futures				208	USD	5,803	09/14		111
FTSE/EPRA Index Futures				251	EUR	4,483	09/14		44
Hang Seng Index Futures				9	HKD	10,397	07/14		13
MSCI Singapore IX Index Futures				11	SGD	815	07/14		(1)
S&P Mid 400 E-Mini Index Futures				17	USD	2,430	09/14		36
S&P/TSX 60 Index Futures				4	CAD	691	09/14		7
SPI 200 Index Futures				9	AUD	1,205	09/14		(2)
TOPIX Index Futures				17	JPY	214,624	09/14		36
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									244

See accompanying notes which are an integral part of the financial statements.

90 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	USD	—	EUR	—	07/03/14	—
Bank of America	USD	3	EUR	2	07/03/14	—
Bank of America	USD	4	EUR	3	07/03/14	—
Bank of America	AUD	100	USD	94	09/17/14	—
Bank of America	EUR	300	USD	407	09/17/14	(5)
Bank of America	JPY	3,000	USD	30	09/17/14	—
Bank of New York	HKD	801	USD	103	07/02/14	—
Bank of New York	SEK	254	USD	38	07/01/14	(1)
Brown Brothers Harriman	USD	188	CAD	200	07/27/14	—
Brown Brothers Harriman	USD	15	EUR	11	07/11/14	—
Brown Brothers Harriman	USD	18	EUR	13	07/12/14	—
Brown Brothers Harriman	USD	105	JPY	10,639	07/16/14	—
Brown Brothers Harriman	USD	46	SEK	307	07/30/14	1
Brown Brothers Harriman	HKD	778	USD	100	07/02/14	—
Commonwealth Bank of Australia	AUD	100	USD	94	09/17/14	—
Commonwealth Bank of Australia	EUR	300	USD	411	09/17/14	—
Commonwealth Bank of Australia	JPY	10,000	USD	99	09/17/14	—
State Street	USD	93	AUD	100	09/17/14	1
State Street	USD	94	AUD	100	09/17/14	—
State Street	USD	1,022	AUD	1,095	09/17/14	6
State Street	USD	11	CAD	12	07/03/14	—
State Street	USD	207	CAD	222	07/22/14	—
State Street	USD	93	CAD	100	09/17/14	1
State Street	USD	470	CAD	512	09/17/14	9
State Street	USD	34	EUR	25	07/13/14	—
State Street	USD	988	EUR	730	08/15/14	12
State Street	USD	408	EUR	300	09/17/14	3
State Street	USD	546	EUR	400	09/17/14	2
State Street	USD	5,783	EUR	4,272	09/17/14	69
State Street	USD	13	GBP	8	07/10/14	—
State Street	USD	48	GBP	28	07/24/14	—
State Street	USD	98	GBP	58	08/01/14	—
State Street	USD	129	HKD	1,000	09/17/14	—
State Street	USD	1,255	HKD	9,729	09/17/14	—
State Street	USD	15	JPY	1,520	07/02/14	—
State Street	USD	81	JPY	8,276	07/20/14	—
State Street	USD	197	JPY	20,000	09/17/14	—
State Street	USD	1,931	JPY	196,695	09/17/14	11
State Street	USD	16	SEK	110	07/14/14	—
State Street	USD	80	SGD	100	09/17/14	—
State Street	USD	80	SGD	100	09/17/14	—
State Street	USD	626	SGD	783	09/17/14	2
State Street	AUD	100	USD	94	09/17/14	—
State Street	CAD	100	USD	92	09/17/14	(2)
State Street	EUR	100	USD	136	09/17/14	(1)
State Street	EUR	300	USD	406	09/17/14	(4)
State Street	EUR	300	USD	408	09/17/14	(3)
State Street	GBP	6	USD	10	07/01/14	—
State Street	GBP	132	USD	225	07/01/14	(1)
State Street	HKD	91	USD	12	07/03/14	—
State Street	HKD	115	USD	15	07/03/14	—
State Street	HKD	259	USD	33	07/03/14	—
State Street	HKD	1,000	USD	129	09/17/14	—
State Street	JPY	10,000	USD	98	09/17/14	—
State Street	JPY	10,000	USD	98	09/17/14	(1)

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount		Amount				(Depreciation)
Counterparty			Sold		Bought			Settlement Date	$
State Street		JPY	10,000	USD			98	09/17/14	(1)
State Street		SGD	100	USD			80	09/17/14	—
State Street		SGD	100	USD			80	09/17/14	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									98

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1		Level 2		Level 3			Total	% of Net Assets
Common Stocks
Australia	$49,116		$—			$—		$49,116	6.5
Austria	1,223		—			—		1,223	0.2
Belgium	453		—			—		453	0.1
Brazil	1,505		—			—		1,505	0.2
Canada	17,188		—			—		17,188	2.3
China	4,200		—			—		4,200	0.6
Finland	1,163		—			—		1,163	0.2
France	27,333		—			—		27,333	3.6
Germany	16,143		—			—		16,143	2.1
Hong Kong	67,046		—			—		67,046	8.9
Israel	35		—			—		35	— *
Italy	328		—			—		328	— *
Japan	97,363		—			—		97,363	13.0
Netherlands	7,561		—			—		7,561	1.0
Norway	1,569		—			—		1,569	0.2
Singapore	24,605		—			—		24,605	3.3
Spain	2,251		—			—		2,251	0.3
Sweden	6,733		—			—		6,733	0.9
Switzerland	2,638		—			—		2,638	0.4
United Kingdom	49,081		—			—		49,081	6.5
United States	352,153		—			—		352,153	46.9
Short-Term Investments	—		17,281			—		17,281	2.3
Other Securities	—		13,656			—		13,656	1.8
Total Investments	729,687		30,937			—		760,624	101.3
Other Assets and Liabilities, Net									(1.3)
									100.0

Other Financial Instruments
Futures Contracts	244		—			—		244	— *
Foreign Currency Exchange Contracts	13		85			—		98	— *
Total Other Financial Instruments**	$257		$85			$—		$342

*	Less than . 05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2014, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — June 30, 2014 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$117
Variation margin on futures contracts*	247	—
Total	$247	$117

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$3	$—
Unrealized depreciation on foreign currency exchange contracts	—	19
Total	$3	$19

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,606	$—
Foreign currency-related transactions*	—	(110)
Total	$2,606	$(110)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(511)	$—
Foreign currency-related transactions**	—	240
Total	$(511)	$240

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
**	Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***

Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$13,246	$	— $	13,246
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	117		—	117
Futures Contracts	Variation margin on futures contracts	39		—	39
Total		$13,402	$	— $	13,402

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$9,366	$—		$9,366	$—
Brown Brothers Harriman	1	—		—	1
Fidelity	1,093	—		1,093	—
Goldman Sachs	1,815	—		1,815	—
State Street	116	13		—	103
UBS	1,011	—		973	38
Total	$13,402	$13		$13,247	$142

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2014 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts	$30	$	— $	30
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	19		—	19
Total		$49	$	— $	49

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$4	$—		$—	$4
State Street	15	13		—	2
UBS	30	—		30	—
Total	$49	$13		$30	$6

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.

Global Real Estate Securities Fund 95

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$622,697
Investments, at fair value(*)(>)	760,624
Cash (restricted)(a)	1,570
Foreign currency holdings(^)	2,032
Unrealized appreciation on foreign currency exchange contracts	117
Receivables:
Dividends and interest	3,037
Dividends from affiliated Russell funds	2
Investments sold	1,915
Fund shares sold	317
Foreign capital gains taxes recoverable	63
Variation margin on futures contracts	39
Prepaid expenses	7
Total assets	769,723

Liabilities
Payables:
Investments purchased	4,265
Fund shares redeemed	6
Accrued fees to affiliates	527
Other accrued expenses	188
Variation margin on futures contracts	30
Unrealized depreciation on foreign currency exchange contracts	19
Payable upon return of securities loaned	13,656
Total liabilities	18,691

Net Assets	$751,032

See accompanying notes which are an integral part of the financial statements.

96 Global Real Estate Securities Fund

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Statement of Assets and Liabilities, continued — June 30, 2014 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(9,993)
Accumulated net realized gain (loss)	18,168
Unrealized appreciation (depreciation) on:
Investments	137,927
Futures contracts	244
Foreign currency-related transactions	119
Shares of beneficial interest	460
Additional paid-in capital	604,107
Net Assets	$751,032
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$16.32
Net assets	$751,032,088
Shares outstanding ($. 01 par value)	46,021,482
Amounts in thousands
(^) Foreign currency holdings - cost	$2,023
(*) Securities on loan included in investments	$13,246
(>) Investments in affiliates, Russell U. S. Cash Management Fund and Russell U. S. Cash Collateral Fund	$30,937
(a) Cash Collateral for Futures	$1,570
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,453
Dividends from affiliated Russell funds	12
Securities lending income	100
Less foreign taxes withheld	(890)
Total investment income	10,675
Expenses
Advisory fees	2,783
Administrative fees	174
Custodian fees	163
Transfer agent fees	15
Professional fees	39
Trustees’ fees	8
Printing fees	51
Miscellaneous	10
Total expenses	3,243
Net investment income (loss)	7,432
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	24,428
Futures contracts	2,606
Foreign currency-related transactions	(134)
Net realized gain (loss)	26,900
Net change in unrealized appreciation (depreciation) on:
Investments	44,270
Futures contracts	(511)
Foreign currency-related transactions	249
Net change in unrealized appreciation (depreciation)	44,008
Net realized and unrealized gain (loss)	70,908
Net Increase (Decrease) in Net Assets from Operations	$78,340

See accompanying notes which are an integral part of the financial statements.

98 Global Real Estate Securities Fund

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Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,432	$12,799
Net realized gain (loss)	26,900	44,040
Net change in unrealized appreciation (depreciation)	44,008	(34,761)
Net increase (decrease) in net assets from operations	78,340	22,078

Distributions
From net investment income	(3,041)	(25,921)
From net realized gain	—	(25,990)
Net decrease in net assets from distributions	(3,041)	(51,911)

Share Transactions*
Net increase (decrease) in net assets from share transactions	17,320	79,886
Total Net Increase (Decrease) in Net Assets	92,619	50,053
Net Assets
Beginning of period	658,413	608,360
End of period	$751,032	$658,413
Undistributed (overdistributed) net investment income included in net assets	$(9,993)	$(14,384)

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:
	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,801	$27,275	4,093	$63,978
Proceeds from reinvestment of distributions	199	3,041	3,486	51,911
Payments for shares redeemed	(841)	(12,996)	(2,308)	(36,003)
Total increase (decrease)	1,159	$17,320	5,271	$79,886

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	14.68	. 16	1.55	1.71	(. 07)	—
December 31, 2013	15.37	. 31	. 24	. 55	(. 63)	(. 61)
December 31, 2012	12.65	. 30	3.15	3.45	(. 73)	—
December 31, 2011	13.92	. 29	(1.25)	(. 96)	(. 31)	—
December 31, 2010	11.58	. 33	2.29	2.62	(. 28)	—
December 31, 2009	9.30	. 30	2.41	2.71	(. 43)	—

See accompanying notes which are an integral part of the financial statements.
101 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(. 07)	16.32	11.66	751,032	. 93	. 93	2.14	38
(1.24)	14.68	3.70	658,413	. 93	. 93	1.97	72
(. 73)	15.37	27.56	608,360	. 95	. 95	2.08	59
(. 31)	12.65	(7.05)	470,964	. 95	. 95	2.11	57
(. 28)	13.92	22.92	493,896	. 99	. 99	2.62	150
(. 43)	11.58	31.16	410,708	. 97	. 97	3.36	110

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 102

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2014 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT) .
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(~ ) Rate noted is yield-to-maturity from date of acquisition.

(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)

Pre-refunded: These bonds are collateralized by U. S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

(Ø)	In default.
(ß)	Illiquid security.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(∞)	Unrounded units

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933. ADR - American Depositary Receipt ADS - American Depositary Share BBSW - Bank Bill Swap Reference Rate CIBOR - Copenhagen Interbank Offered Rate CME - Chicago Mercantile Exchange CMO - Collateralized Mortgage Obligation CVO - Contingent Value Obligation EMU - European Economic and Monetary Union EURIBOR - Euro Interbank Offered Bank FDIC - Federal Deposit Insurance Company GDR - Global Depositary Receipt GDS - Global Depositary Share LIBOR - London Interbank Offered Rate NIBOR - Norwegian Interbank Offered Rate PIK - Payment in Kind REMIC - Real Estate Mortgage Investment Conduit STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security UK - United Kingdom

Notes to Schedules of Investments 103

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2014 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

104 Notes to Schedules of Investments

Russell Investment Funds

Notes to Financial Highlights — June 30, 2014 (Unaudited)
(1)	For the period ended June 30, 2014 (Unaudited) .
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and for certain funds, custody credit arrangements.
(c)	Less than $. 01 per share.
(d)	Periods less than one year are not annualized.
(e)	Periods less than one year are annualized.
(f)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Notes to Financial Highlights 105

Russell Investment Funds

Notes to Financial Statements — June 30, 2014 (Unaudited)

1. Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligation securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows: Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are

106 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements 107

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Aggressive Equity and Global Real Estate Securities Funds had no transfers between Levels 1, 2, and 3 for the period ended June 30, 2014.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 2 into Level 1 representing financial instruments for which approved vendor sources became available. At the end of the period, the Non-U.S. Fund had transfers out of Level 2 back into Level 1 since no fair value pricing was applied. As of June 30, 2014, the amount of transfers out of Level 2 into Level 1 was $153,465,403.

The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amounts transferred was $76,839

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily

108 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2010 through December 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Notes to Financial Statements 109

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	Multi-Style Equity, Aggressive Equity, Core Bond and Global
Real Estate Securities Funds
Annually	Mid-December	Non-U. S. Fund

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”), the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

• Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

• Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Non-U.S. and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2014. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. The Non-U.S. and Global Real Estate Securities Funds had deferred capital gains tax liability of $31,256 and $0, respectively, as of June 30, 2014. The Non-U.S. Fund had $1,187 included in net realized gain (loss) on investments in the Statements of Operations related to capital gains taxes for the period ended June 30, 2014.

110 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of Operations, for the period ended June 30, 2014, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U. S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Notes to Financial Statements 111

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2014	June 30, 2014
Non-U. S. Fund	$28,809,243	$33,874,234
Core Bond Fund	399,432,545	597,038,153
Global Real Estate Securities Fund	20,517,539	19,142,158

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2014	June 30, 2014
Non-U. S. Fund	$288,06,014	$28,965,107
Core Bond Fund	396,473,164	589,155,304
Global Real Estate Securities Fund	20,516,342	18,255,936

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended June 30, 2014, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

The Core Bond Fund’s options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Numbers of Option Contracts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014
Core Bond Fund	48	19

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily

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basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U. S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014
Multi-Style Equity Fund	255	210
Aggressive Equity Fund	158	121
Non-U. S. Fund	851	702
Core Bond Fund	2,814	3,101
Global Real Estate Securities Fund	692	526

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

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Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-

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backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset ha declined.

For the period ended June 30, 2014, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014
Core Bond Fund	$78,978,699	$23,587,699

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2014, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding at each quarter end.

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	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014
Core Bond Fund	$130,905,000	$155,805,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2014, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund’s index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet the strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014
Core Bond Fund	$86,871,126	$43,259,390

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2014, none of the Funds entered into currency swaps.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities

Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master Repo and Master Forward Agreements. Certain funds employ multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the

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Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2014, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

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Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming

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loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

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Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment Transactions

Securities

During the period ended June 30, 2014, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

120 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

	Purchases	Sales
Multi-Style Equity Fund	$235,452,995	$246,293,672
Aggressive Equity Fund	112,247,747	93,689,387
Non-U. S. Fund	61,764,549	81,965,808
Core Bond Fund	544,737,565	448,006,518
Global Real Estate Securities Fund	297,582,897	260,249,684

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Core Bond Fund	$937,215,190	$878,192,263

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of June 30, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within Russell Investment Company (“RIC”) and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as

Notes to Financial Statements 121

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to RIMCo.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of June 30, 2014, the Funds had invested $218,771,644 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $33,985,103 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

		Annual Rate
Funds	Advisory (%)	Administrative (%)
Multi-Style Equity Fund	0.73	up to 0.05
Aggressive Equity Fund	0.90	up to 0.05
Non-U. S. Fund	0.90	up to 0.05
Core Bond Fund	0.55	up to 0.05
Global Real Estate Securities Fund	0.80	up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2014:

	Advisory	Administrative
Multi-Style Equity Fund	$1,692,391	$115,917
Aggressive Equity Fund	1,087,756	60,431
Non-U. S. Fund	1,836,467	102,026
Core Bond Fund	2,079,441	189,040
Global Real Estate Securities Fund	2,782,607	173,913
RIMCo has agreed to certain waivers of its advisory fees as follows:

122 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

For the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2014 was $60,431. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2014 was $102,026. There were no reimbursements during the period.

For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2014 was $189,040. There were no reimbursements during the period.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2014 were as follows:

Amount
Multi-Style Equity Fund	$10,201
Aggressive Equity Fund	5,318
Non-U. S. Fund	8,978
Core Bond Fund	16,635
Global Real Estate Securities Fund	15,304

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, serves as distributor for RIF, pursuant to the distribution agreement with RIF. The Distributor receives no compensation from RIF for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2014 were as follows:

	Multi-Style Equity Aggressive Equity			Global Real Estate
	Fund	Fund Non-U. S. Fund Core Bond Fund Securities Fund
Advisory fees	$ 289,562	$ 177,480	$ 290,960	$ 323,965	$ 491,099
Administration fees	19,833	10,440	17,116	32,396	30,694
Transfer agent fees	1,745	919	1,506	2,851	2,701
Trustee fees	1,504	560	1,294	2,630	2,431
	$ 312,644	$ 189,399	$ 310,876	$ 361,842	$ 526,925

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”), RIS is a registered broker and investment adviser and an affiliate of RIMCo. RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act.

Notes to Financial Statements 123

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Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

During the period ended June 30, 2014, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 funds, RIF, which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $96,000 per year, each of its interested Trustees a retainer of $75,000 per year and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

5. Federal Income Taxes

At December 31, 2013, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

				No Expiration
	Funds	12/31/2016	12/31/2017	Short-Term	Totals
Non-U. S. Fund		$16,972,958 $	51,040,031 $	— $	68,012,989
Core Bond Fund		—	—	16,432	16,432

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) was as follows:

	Multi-Style Equity Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U. S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$ 388,256,081	$ 231,646,277	$ 331,796,230	$ 859,630,502	$ 642,639,916
Unrealized Appreciation	$ 102,135,139	$ 42,423,975	$ 93,984,959	$ 18,619,668	$ 121,660,457
Unrealized Depreciation	(3,157,942)	(5,737,496)	(6,359,158)	(3,195,987)	(3,676,822)
Net Unrealized Appreciation (Depreciation)	$ 98,977,197	$ 36,686,479	$ 87,625,801	$ 15,423,681	$ 117,983,635

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2013 to December 31, 2013, and treat it as arising in the fiscal year 2014. As of December 31, 2013, the Funds had realized a capital loss as follows:

Global Real Estate Securities Fund	$1,367,788
Core Bond Fund	$3,194,176

As permitted by tax regulations, Global Real Estate Securities Fund intends to defer a late year ordinary loss incurred from November 1, 2013 to December 31, 2013, and treat it as arising in the fiscal year 2014. As of December 31, 2013, the Fund had deferred an ordinary loss of $ 1,097,226.

124 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

6. Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2014, the Funds presented herein did not borrow or lend through the interfund lending program.

7. Record Ownership

As of June 30, 2014, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders		%
Multi-Style Equity Fund		2		80.0
Aggressive Equity Fund		2		73.8
Non-U. S. Fund		2		73.5
Core Bond Fund		3		84.5
Global Real Estate Securities Fund		2		92.1

8. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

9. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

10. Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements 125

Russell Investment Funds

Affiliated Brokerage Transactions — June 30, 2014 (Unaudited)

As mentioned in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize Russell Implementation Services Inc. (“RIS”) and its independent brokers. RIS is a registered broker-dealer and investment adviser and an affiliate with RIMCo. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds. In addition, the Funds’ money managers may execute portfolio securities transactions with broker-dealers affiliated with the money manager as well as with brokers affiliated with other money managers.

Amounts retained by broker-dealers that were affiliated with RIMCo or the relevant money managers for the period ended June 30, 2014 from portfolio transactions effected for the Funds were as follows:

Fund Name	Amount
Multi-Style Equity Fund	$24,640
Aggressive Equity Fund	12,982
Non-U. S. Fund	3,080
Global Real Estate Securities Fund	75,019

126 Affiliated Brokerage Transactions

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “RIMCo Agreements”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) on at least an annual basis and that the terms and conditions of each RIMCo Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreements and the portfolio management contracts at a meeting held in person on May 19-20, 2014 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund to RIMCo; and (3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreements and portfolio management contracts are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Information Review Meeting,” and together with the Agreement Evaluation Meeting, the “Meetings”), the Independent Trustees in preparation for the Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the RIMCo Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Meetings as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Meetings is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment.

Basis for Approval of Investment Advisory Contracts 127

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreements for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple discretionary Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages the investment of each Fund’s cash and also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the discretionary Money Managers and portions of a Fund during transitions between Money Managers. RIMCo also may manage portions of a Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreements, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

128 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

4. Information provided by RIMCo as to expenses incurred by the Fund;

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund; and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). FRC, in turn, is an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Information Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Information Review Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Funds. However, the Board received no assurances in this regard directly from NM. Any Transaction would result, among other things, in an assignment and termination of the RIMCo Agreements, as required by the 1940 Act and by the terms and conditions of the RIMCo Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Replacement Management Agreement”) for the RIMCo Agreements and thereafter to submit the Replacement Management Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Evaluation Meeting, the Board was advised by RIMCo that NM had entered into exclusive discussions with London Stock Exchange Group plc (“LSEG”) regarding a possible Transaction. At both of the Meetings, the Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Fund’s cash, may directly manage a portion of certain Funds (the “Participating Funds”) pursuant to the RIMCo Agreements, the actual allocation being determined from time to time by the Participating Funds’ RIMCo portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Fund characteristics consistent with the Funds’ investment objectives and strategies. For U.S. equity Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For non-U.S. equity, global infrastructure and global real estate Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region). For fixed-income and alternative Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-traded funds, exchange-traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may choose to use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIMCo also may manage Fund assets directly to effect a Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.”

Basis for Approval of Investment Advisory Contracts 129

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of the Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. At the Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services. In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Funds and expected that a larger portion of certain Funds may be managed directly by RIMCo pursuant to the Direct Management Services. Additional Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Funds. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Funds; the limited amount of assets that to the date of the Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered that the actual Advisory Fee for each of the RIF Aggressive Equity Fund, RIF Non-U.S. Fund and RIF Core Bond Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board further considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons. Among other things, RIMCo noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the investment policies and their underlying funds. The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’ investment advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

With respect to the RIF Global Real Estate Securities Fund, RIMCo noted that the Third-Party Information, to assure that the Fund’s Expense Universe was large enough, included both global and U.S. real estate funds in the Expense Universe. According to RIMCo, U.S. real estate funds generally have lower investment advisory fees, which lower the Expense Universe advisory fee median.

Based upon information provided by RIMCo, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently,

130 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by two insurance companies. At the Meetings, RIMCo advised the Board that it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board considered, among other things, the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Funds, including the variability of Money Manager investment advisory fees.

As noted above, the Board at the Information Review Meeting was advised by RIMCo of NM’s intent to evaluate strategic alternatives for its majority interest in FRC, and at the Agreement Evaluation Meeting was advised by RIMCo that NM had entered into exclusive discussions with LSEG regarding a possible Transaction. NM is one of the two insurance companies making the Funds available to their Insurance Contract Holders. At the Information Review Meeting, RIMCo expressed its belief that NM would continue to make the Funds available to its Insurance Contract Holders in the event of a Transaction. However, the Board received no direct assurances in this regard directly from NM. If NM were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIF Multi-Style Equity Fund ranked in the third quintile of its Expense Universe. The total expenses for each of the other Funds ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Meetings by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo; and (6) the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund in light of various factors, including the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Fund, including the variability of Money Manager investment advisory fees as well as the possible discontinuation of NM’s participation in the Funds.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund, the performance of each of the Funds would be consistent with continuation of its RIMCo Agreement. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 3-year period ended December 31, 2013 as most relevant but also considered Fund performance for the 1- and 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Funds, including

Basis for Approval of Investment Advisory Contracts 131

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

changes in Money Managers, and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Fund investment results.

With respect to the RIF Core Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2013 and was ranked in the third quintile for each of the 1- and 5-year periods ended such date. RIMCo noted that the Fund’s relative underperformance for the 3-year period was largely attributable to the Fund’s meaningfully lower exposure to lower credit quality securities, which rallied during the period. RIMCo noted that the Fund outperformed its benchmark for the same period.

With respect to the RIF Non-U.S. Fund, the Third-Party Information showed that the Fund’s performance for the 1- and 3-year periods ended December 31, 2013 was ranked in the second and third quintiles, respectively, of its Performance Universe and ranked in the fourth quintile of the Performance Universe for the 5-year period ended such date. RIMCo noted that the Fund outperformed its benchmark over the 3-year period.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner. The Board also considered the Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered potential new strategies discussed at the Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund that continuation of its RIMCo Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each RIMCo Agreement.

At the Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Funds and percentage of Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

132 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Subsequent to the Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20, 2014 to effect Money Manager changes for the Multi-Style Equity Fund and Global Real Estate Securities Fund, and at that same meeting to effect a Money Manager change for the Aggressive Equity Fund resulting from a Money Manager change of control for one of the Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fes paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 133

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

134 Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2014
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President and
		duly elected and	CEO, Russell Fund Services Company
		qualified	(“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)
• May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc. (investment
company)

* Each Trustee is subject to mandatory retirement at age 72.

# Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 135

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	• Senior Vice President, Larco	47	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
Chairman of
1301 Second Avenue,	the Investment	duly elected and
18th Floor, Seattle, WA	Committee since	qualified
98101	2010	Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	47	• Director,
Born January 22, 1954		successor is	Committee, Avista Corp (electric		Avista Corp
Chairman since 2005
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities);
98101		Annual	• President, Kristianne Gates Blake,		• Until June 30,
			P. S. (accounting services)		2014, Director,
			• Until June 30, 2014, Director, Ecova		Ecova (total
			(total energy and sustainability		energy and
			management)		sustainability
			• Until December 31, 2013, Trustee		management);
			and Chairman of the Operations		• Until
			Committee, Principal Investors Funds		December 31,
			and Principal Variable Contracts		2013, Trustee,
			Funds (investment company)		Principal
			• From April 2004 through December		Investors
			2012, Director, Laird Norton Wealth		Funds
			Management and Laird Norton Tyee		(investment
			Trust (investment company)		company);
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012, Director,
Laird Norton
Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

136 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	47	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Audit		Chairperson
1301 Second Avenue,		duly elected and	Committee, Select Sector SPDR Funds		of Audit
18th Floor, Seattle, WA		qualified	(investment company)		Committee,
98101					Select Sector
SPDR Funds
(investment
company)
• Trustee, ALPS
Series Trust
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	47	None
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.
98101			(investment company)

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	47	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	47	None
Born December 21, 1955		successor is	• From January 2008 to December
Chairman of
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson Timber
Company, Simpson Paper Company
and Simpson Tacoma Kraft Company

Disclosure of Information about Fund Trustees and Officers 137

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	47	• Director, Board
Born March 21, 1949		successor is	2010, Director, Board Chairman and		Chairman and
Chairman of the
1301 Second Avenue,	Audit Committee	duly elected and	Chairman of the Audit Committee,		Chairman
18th Floor, Seattle, WA	since 2012	qualified	LifeVantage Corporation (health		of the Audit
98101		Appointed until	products company)		Committee,
		successor is	• September 2003 to September		LifeVantage
		duly elected and	2009, Independent Board Chair and		Corporation
		qualified	Chairman of the Audit Committee,		until
			Sparx Asia Funds (investment		September
			company)		2010 (health
products
company);
• Director, Sparx
Asia Funds
until 2009
(investment
company)

* Each Trustee is subject to mandatory retirement at age 72.
No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	46	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

138 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

Positions(s) Held
Name,	With Fund and	Term	Principal Occupation(s)
Age,	Length of	of	During the
Address	Time Served	Office	Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U. S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U. S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
• May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice President, National Sales —
Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments
• 1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U. S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers 139

Russell Investment Funds
1301 Second Avenue, Seattle, Washington 98101
(800) 787-7354

Interested Trustee	Seattle, WA 98101
Sandra Cavanaugh
Independent Trustees	Money Managers as of June 30, 2014
Thaddas L. Alston	Multi-Style Equity Fund
Kristianne Blake	Columbus Circle Investors, Stamford, CT
Cheryl Burgermeister	Institutional Capital LLC, Chicago, IL
Daniel P. Connealy	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Katherine W. Krysty	Mar Vista Investment Partners, LLC, Los Angeles, CA
Raymond P. Tennison, Jr.	Suffolk Capital Management, LLC, New York, NY
Jack R. Thompson	Sustainable Growth Advisers, LP, Stamford, CT
Trustee Emeritus	Aggressive Equity Fund
George F. Russell, Jr.	Conestoga Capital Advisors, LLC, Radnor, PA
Officers	DePrince, Race & Zollo, Inc. , Winter Park, FL
Sandra Cavanaugh, President and Chief Executive Officer	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Cheryl Wichers, Chief Compliance Officer	Ranger Investment Management, L. P. , Dallas, TX
Jeffrey T. Hussey, Chief Investment Officer	RBC Global Asset Management (U. S. ) Inc. , Minneapolis, MN
Mark E. Swanson, Treasurer and Chief Accounting Officer	Signia Capital Management LLC, Spokane, WA
Mary Beth R. Albaneze, Secretary	Non-U. S. Fund
Adviser	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Russell Investment Management Company	MFS Institutional Advisors Inc. , Boston, MA
1301 Second Avenue	Pzena Investment Management LLC, New York, NY
Seattle, WA 98101	William Blair & Company L. L. C. , Chicago, IL
Administrator and Transfer and Dividend Disbursing	Core Bond Fund
Agent	Colchester Global Investors Ltd, London, England
Logan Circle Partners, L. P. , Philadelphia, PA
Russell Fund Services Company	Macro Currency Group — an investment group within
1301 Second Avenue	Principal Global Investors, LLC, Des Moines, IA*
Seattle, WA 98101	Metropolitan West Asset Management LLC, Los Angeles, CA
Custodian	Pacific Investment Management Company LLC, Newport
State Street Bank and Trust Company	Beach, CA
1 Iron Street	Global Real Estate Securities Fund
Boston, MA 02210	Cohen & Steers Capital Management, Inc. , New York, NY
Office of Shareholder Inquiries	INVESCO Advisers, Inc. which acts as a money manager to
1301 Second Avenue	the Fund through its INVESCO Real Estate Division,
Seattle, WA 98101	Dallas, TX
(800) 787-7354	Morgan Stanley Investment Management Inc. , Morgan Stanley
Legal Counsel	Investment Management Limited and Morgan Stanley
Dechert LLP	Investment Management Company, New York, NY
One International Place, 40th Floor	*Principal Global Investors LLC is the asset management arm of the Principal
100 Oliver Street	Financial Group® (The Principal®), which includes various member com-
Boston, MA 02110	panies including Principal Global Investors, LLC, Principal Global Investors
Distributor	(Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used
Russell Financial Services, Inc.	herein, Macro Currency Group means Principal Global Investors, LLC.
1301 Second Avenue

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

140 Adviser, Money Managers and Service Providers

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www. russell. com

2014 SEMI-ANNUAL REPORT

Russell Investment Funds
LifePoints ® Funds Variable Target Portfolio Series

JUNE 30, 2014

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2014 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,048.60	$1,024.30
Performance” provides information about actual account values	Expenses Paid During Period*	$0.51	$0.50
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been
in the row entitled “Expenses Paid During Period” to estimate	higher.
the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair			Fair
		Value			Value
	Shares	$		Shares	$
Investments 100.0%			Fixed Income - 54.8%
Russell Investment Company			RIC Russell Global Opportunistic Credit
("RIC") and other Russell			Fund Class Y	435,997	4,482
			RIC Russell Investment Grade Bond Fund
Investment Funds ("RIF") Series			Class Y	903,491	20,193
Mutual Funds			RIF Core Bond Fund	3,440,739	37,022
Alternative - 12.0%					61,697
RIC Russell Commodity Strategies Fund			International Equities - 17.1%
Class Y	281,030	2,513	RIC Russell Emerging Markets Fund
RIC Russell Global Infrastructure Fund			Class Y	189,957	3,678
Class Y	401,651	5,398	RIC Russell Global Equity Fund Class Y	640,730	7,618
RIC Russell Multi-Strategy Alternative			RIF Non-U. S. Fund	621,556	7,881
Fund Class Y	329,513	3,358			19,177
RIF Global Real Estate Securities Fund	137,874	2,250
		13,519	Total Investments 100.0%
Domestic Equities - 16.1%			(identified cost $96,995)		112,548
RIC Russell U. S. Defensive Equity Fund			Other Assets and Liabilities, Net
Class Y	139,288	6,200	- (0.0%)		(33)
RIC Russell U. S. Dynamic Equity Fund
Class Y	229,168	2,848	Net Assets - 100.0%		112,515
RIF Aggressive Equity Fund	209,423	3,441
RIF Multi-Style Equity Fund	289,825	5,666
		18,155

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	12.0
Domestic Equities	16.1
Fixed Income	54.8
International Equities	17.1
Total Investments	100.0
Other Assets and Liabilities, Net	(— *)
100.0

* Less than . 05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$96,995
Investments, at fair value	112,548
Receivables:
Investments sold	11
Fund shares sold	5
From affiliates	3
Prepaid expenses	1
Total assets	112,568
Liabilities
Payables:
Fund shares redeemed	15
Accrued fees to affiliates	5
Other accrued expenses	33
Total liabilities	53
Net Assets	$112,515
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$67
Accumulated net realized gain (loss)	(2,955)
Unrealized appreciation (depreciation) on investments	15,553
Shares of beneficial interest	105
Additional paid-in capital	99,745
Net Assets	$112,515
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.76
Net assets	$112,514,689
Shares outstanding ($. 01 par value)	10,452,295
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$654

Expenses
Advisory fees	107
Administrative fees	26
Custodian fees	11
Transfer agent fees	2
Professional fees	15
Trustees’ fees	1
Printing fees	13
Miscellaneous	3
Expenses before reductions	178
Expense reductions	(125)
Net expenses	53
Net investment income (loss)	601
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	152
Capital gain distributions from Underlying Funds	169
Net realized gain (loss)	321
Net change in unrealized appreciation (depreciation) on investments	4,323
Net realized and unrealized gain (loss)	4,644
Net Increase (Decrease) in Net Assets from Operations	$5,245

See accompanying notes which are an integral part of the financial statements.

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$601	$1,691
Net realized gain (loss)	321	2,209
Net change in unrealized appreciation (depreciation)	4,323	2,584
Net increase (decrease) in net assets from operations	5,245	6,484

Distributions
From net investment income	(607)	(1,705)
From net realized gain	(921)	(1,854)
Net decrease in net assets from distributions	(1,528)	(3,559)

Share Transactions*
Net increase (decrease) in net assets from share transactions	5,705	5,947
Total Net Increase (Decrease) in Net Assets	9,422	8,872
Net Assets
Beginning of period	103,093	94,221
End of period	$112,515	$103,093
Undistributed (overdistributed) net investment income included in net assets	$67	$73

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	898	$9,389	1,656	$17,055
Proceeds from reinvestment of distributions	147	1,528	346	3,559
Payments for shares redeemed	(498)	(5,212)	(1,428)	(14,667)
Total increase (decrease)	547	$5,705	574	$5,947

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014 (1)	10.41	. 08	. 42	. 50	(. 06)	(. 09)
December 31, 2013	10.10	. 18	. 50	. 68	(. 18)	(. 19)
December 31, 2012	9.41	. 30	. 73	1.03	(. 29)	(. 05)
December 31, 2011	9.64	. 27	(. 26)	. 01	(. 24)	—
December 31, 2010	8.95	. 42	. 69	1.11	(. 41)	—
December 31, 2009	7.67	. 36	1.34	1.70	(. 37)	(. 05)

See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f) Turnover Rate(c)
—	(. 15)	10.76	4.86	112,515	. 33	. 10	. 72	12
—	(. 37)	10.41	6.79	103,093	. 35	. 10	1.69	18
—	(. 34)	10.10	11.07	94,221	. 36	. 10	3.01	20
—	(. 24)	9.41	. 12	75,056	. 38	. 10	2.80	10
(. 01)	(. 42)	9.64	12.62	54,573	. 44	. 10	4.56	45
—	(. 42)	8.95	23.09	35,671	. 48	. 10	4.40	21

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,052.00	$1,024.30
Performance” provides information about actual account values	Expenses Paid During Period*	$0.51	$0.50
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been
in the row entitled “Expenses Paid During Period” to estimate	higher.
the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

10 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair				Fair
		Value				Value
	Shares	$			Shares	$
Investments 100.0%			RIF Multi-Style Equity Fund		1,330,711	26,015
Russell Investment Company ("RIC")						93,447
and other Russell Investment			Fixed Income - 31.7%
Funds ("RIF") Series Mutual Funds			RIC Russell Global Opportunistic Credit
			Fund Class Y		1,245,513	12,804
Alternative - 11.0%			RIF Core Bond Fund		8,325,608	89,584
RIC Russell Commodity Strategies Fund						102,388
Class Y	712,913	6,373	International Equities - 28.3%
RIC Russell Global Infrastructure Fund
Class Y	1,099,636	14,779	RIC Russell Emerging Markets Fund
RIC Russell Multi-Strategy Alternative			Class Y		1,016,230	19,674
Fund Class Y	938,992	9,568	RIC Russell Global Equity Fund Class Y		2,984,125	35,481
RIF Global Real Estate Securities Fund	302,185	4,932	RIF Non-U. S. Fund		2,847,380	36,105
		35,652				91,260

Domestic Equities - 29.0%			Total Investments 100.0%
RIC Russell U. S. Defensive Equity Fund			(identified cost $263,045)			322,747
Class Y	579,929	25,813
RIC Russell U. S. Dynamic Equity Fund			Other Assets and Liabilities, Net
Class Y	1,823,815	22,670	-	(0.0%)		(69)
RIF Aggressive Equity Fund	1,153,313	18,949	Net Assets - 100.0%			322,678

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	11.0
Domestic Equities	29.0
Fixed Income	31.7
International Equities	28.3
Total Investments	100.0
Other Assets and Liabilities, Net	(— *)
100.0

* Less than . 05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 11

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$263,045
Investments, at fair value	322,747
Receivables:
Investments sold	84
Fund shares sold	13
Prepaid expenses	3
Total assets	322,847
Liabilities
Payables:
Fund shares redeemed	96
Accrued fees to affiliates	13
Other accrued expenses	60
Total liabilities	169
Net Assets	$322,678
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$10
Accumulated net realized gain (loss)	(7,001)
Unrealized appreciation (depreciation) on investments	59,702
Shares of beneficial interest	299
Additional paid-in capital	269,668
Net Assets	$322,678
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.78
Net assets	$322,677,618
Shares outstanding ($. 01 par value)	29,930,128
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,721

Expenses
Advisory fees	306
Administrative fees	74
Custodian fees	10
Transfer agent fees	7
Professional fees	21
Trustees’ fees	4
Printing fees	32
Miscellaneous	4
Expenses before reductions	458
Expense reductions	(305)
Net expenses	153
Net investment income (loss)	1,568
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	467
Capital gain distributions from Underlying Funds	872
Net realized gain (loss)	1,339
Net change in unrealized appreciation (depreciation) on investments	13,017
Net realized and unrealized gain (loss)	14,356
Net Increase (Decrease) in Net Assets from Operations	$15,924

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 13

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,568	$5,858
Net realized gain (loss)	1,339	6,370
Net change in unrealized appreciation (depreciation)	13,017	20,452
Net increase (decrease) in net assets from operations	15,924	32,680

Distributions
From net investment income	(1,557)	(6,020)
From net realized gain	(4,092)	(2,128)
Net decrease in net assets from distributions	(5,649)	(8,148)

Share Transactions*
Net increase (decrease) in net assets from share transactions	8,300	26,491
Total Net Increase (Decrease) in Net Assets	18,575	51,023
Net Assets
Beginning of period	304,103	253,080
End of period	$322,678	$304,103
Undistributed (overdistributed) net investment income included in net assets	$10	$(1)

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,237	$12,926	3,613	$36,153
Proceeds from reinvestment of distributions	545	5,649	798	8,148
Payments for shares redeemed	(988)	(10,275)	(1,778)	(17,810)
Total increase (decrease)	794	$8,300	2,633	$26,491

See accompanying notes which are an integral part of the financial statements.

14 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	10.44	. 08	. 45	. 53	(. 05)	(. 14)
December 31, 2013	9.55	. 21	. 96	1.17	(. 21)	(. 07)
December 31, 2012	8.66	. 23	. 89	1.12	(. 23)	—
December 31, 2011	9.07	. 21	(. 42)	(. 21)	(. 20)	—
December 31, 2010	8.25	. 31	. 84	1.15	(. 31)	—
December 31, 2009	6.80	. 26	1.47	1.73	(. 24)	(. 04)

See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f) Turnover Rate(c)
—	(. 19)	10.78	5.20	322,678	. 30	. 10	. 79	15
—	(. 28)	10.44	12.43	304,103	. 31	. 10	2.09	11
—	(. 23)	9.55	12.95	253,080	. 32	. 10	2.49	21
—	(. 20)	8.66	(2.40)	201,069	. 31	. 10	2.36	8
(. 02)	(. 33)	9.07	14.06	157,122	. 36	. 10	3.67	23
—	(. 28)	8.25	26.23	105,185	. 35	. 09	3.62	8

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,055.00	$1,024.30
Performance” provides information about actual account values	Expenses Paid During Period*	$0.51	$0.50
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been
in the row entitled “Expenses Paid During Period” to estimate	higher.
the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

18 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

		Fair				Fair
		Value				Value
	Shares	$			Shares	$
Investments 100.0%			RIF Multi-Style Equity Fund		958,882	18,746
Russell Investment Company ("RIC")						69,307
and other Russell Investment			Fixed Income - 15.9%
Funds ("RIF") Series Mutual Funds			RIC Russell Global Opportunistic Credit
			Fund Class Y		1,199,663	12,333
Alternative - 15.5%			RIF Core Bond Fund		1,910,418	20,556
RIC Russell Commodity Strategies Fund						32,889
Class Y	858,416	7,674	International Equities - 35.2%
RIC Russell Global Infrastructure Fund
Class Y	857,352	11,523	RIC Russell Emerging Markets Fund
RIC Russell Multi-Strategy Alternative			Class Y		812,716	15,734
Fund Class Y	804,605	8,199	RIC Russell Global Equity Fund Class Y		2,523,248	30,001
RIF Global Real Estate Securities Fund	287,201	4,687	RIF Non-U. S. Fund		2,153,455	27,306
		32,083				73,041

Domestic Equities - 33.4%			Total Investments 100.0%
RIC Russell U. S. Defensive Equity Fund			(identified cost $166,028)			207,320
Class Y	395,438	17,601
RIC Russell U. S. Dynamic Equity Fund			Other Assets and Liabilities, Net
Class Y	1,339,033	16,644	-	(0.0%)		(47)
RIF Aggressive Equity Fund	993,020	16,316	Net Assets - 100.0%			207,273

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	15.5
Domestic Equities	33.4
Fixed Income	15.9
International Equities	35.2
Total Investments	100.0
Other Assets and Liabilities, Net	(— *)
100.0

* Less than . 05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 19

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$166,028
Investments, at fair value	207,320
Receivables:
Fund shares sold	83
From affiliates	1
Prepaid expenses	2
Total assets	207,406
Liabilities
Payables:
Investments purchased	83
Accrued fees to affiliates	8
Other accrued expenses	42
Total liabilities	133
Net Assets	$207,273
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$36
Accumulated net realized gain (loss)	(3,677)
Unrealized appreciation (depreciation) on investments	41,292
Shares of beneficial interest	196
Additional paid-in capital	169,426
Net Assets	$207,273
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.60
Net assets	$207,273,261
Shares outstanding ($. 01 par value)	19,557,539
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

20 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,001

Expenses
Advisory fees	194
Administrative fees	47
Custodian fees	10
Transfer agent fees	4
Professional fees	17
Trustees’ fees	2
Printing fees	20
Miscellaneous	5
Expenses before reductions	299
Expense reductions	(202)
Net expenses	97
Net investment income (loss)	904
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,131
Capital gain distributions from Underlying Funds	699
Net realized gain (loss)	1,830
Net change in unrealized appreciation (depreciation) on investments	8,028
Net realized and unrealized gain (loss)	9,858
Net Increase (Decrease) in Net Assets from Operations	$10,762

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 21

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$904	$3,846
Net realized gain (loss)	1,830	4,062
Net change in unrealized appreciation (depreciation)	8,028	17,906
Net increase (decrease) in net assets from operations	10,762	25,814

Distributions
From net investment income	(932)	(3,852)
From net realized gain	(2,523)	—
Net decrease in net assets from distributions	(3,455)	(3,852)

Share Transactions*
Net increase (decrease) in net assets from share transactions	10,010	22,839
Total Net Increase (Decrease) in Net Assets	17,317	44,801
Net Assets
Beginning of period	189,956	145,155
End of period	$207,273	$189,956
Undistributed (overdistributed) net investment income included in net assets	$36	$64

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,094	$11,125	2,991	$28,562
Proceeds from reinvestment of distributions	341	3,455	391	3,852
Payments for shares redeemed	(449)	(4,570)	(994)	(9,575)
Total increase (decrease)	986	$10,010	2,388	$22,839

See accompanying notes which are an integral part of the financial statements.

22 Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	10.23	. 08	. 47	. 55	(. 05)	(. 13)
December 31, 2013	8.97	. 22	1.26	1.48	(. 22)	—
December 31, 2012	8.01	. 18	. 95	1.13	(. 17)	—
December 31, 2011	8.57	. 17	(. 57)	(. 40)	(. 16)	—
December 31, 2010	7.66	. 23	. 91	1.14	(. 22)	—
December 31, 2009	6.11	. 19	1.56	1.75	(. 17)	(. 03)

See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f) Turnover Rate(c)
—	(. 18)	10.60	5.50	207,273	. 31	. 10	. 82	16
—	(. 22)	10.23	16.56	189,956	. 32	. 10	2.29	12
—	(. 17)	8.97	14.22	145,155	. 34	. 10	2.07	25
—	(. 16)	8.01	(4.73)	111,479	. 34	. 10	2.02	10
(. 01)	(. 23)	8.57	15.06	90,592	. 39	. 10	2.88	29
—	(. 20)	7.66	29.43	61,506	. 40	. 09	2.80	6

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Fund is from January 1, 2014 to June 30, 2014.	Beginning Account Value
	January 1, 2014	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
The information in the table under the heading “Actual	June 30, 2014	$1,053.90	$1,024.30
Performance” provides information about actual account values	Expenses Paid During Period*	$0.51	$0.50
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
(representing the six month period annualized), multiplied by the average
that you paid over the period. Simply divide your account value by	account value over the period, multiplied by 181/365 (to reflect the one-half year
$1,000 (for example, an $8,600 account value divided by $1,000	period) . May reflect amounts waived, reimbursed and/or other credits. Without
= 8.6), then multiply the result by the number in the first column	any waivers, reimbursements and/or other credits, expenses would have been
in the row entitled “Expenses Paid During Period” to estimate	higher.
the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

26 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
		Fair				Fair
		Value				Value
	Shares	$			Shares	$
Investments 100.0%			RIF Multi-Style Equity Fund		274,862	5,374
Russell Investment Company ("RIC")						19,784
and other Russell Investment			Fixed Income - 8.0%
Funds ("RIF") Series Mutual Funds			RIC Russell Global Opportunistic Credit
Alternative - 15.0%			Fund Class Y		414,647	4,262
RIC Russell Commodity Strategies Fund			International Equities - 40.1%
Class Y	148,907	1,331	RIC Russell Emerging Markets Fund
RIC Russell Global Infrastructure Fund			Class Y		222,156	4,301
Class Y	222,648	2,993	RIC Russell Global Equity Fund Class Y		719,076	8,550
RIC Russell Multi-Strategy Alternative			RIF Non-U. S. Fund		681,717	8,644
Fund Class Y	261,031	2,660				21,495
RIF Global Real Estate Securities Fund	66,133	1,079
		8,063	Total Investments 100.0%
Domestic Equities - 36.9%			(identified cost $40,523)			53,604
RIC Russell U. S. Defensive Equity Fund			Other Assets and Liabilities, Net
Class Y	96,030	4,274	-	(0.0%)
RIC Russell U. S. Dynamic Equity Fund						(22)
Class Y	431,282	5,361	Net Assets - 100.0%			53,582
RIF Aggressive Equity Fund	290,628	4,775

Presentation of Portfolio Holdings

Categories	% of Net Assets
Alternative	15.0
Domestic Equities	36.9
Fixed Income	8.0
International Equities	40.1
Total Investments	100.0
Other Assets and Liabilities, Net	(— *)
100.0

* Less than . 05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 27

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$40,523
Investments, at fair value	53,604
Receivables:
Fund shares sold	26
From affiliates	4
Prepaid expenses	1
Total assets	53,635
Liabilities
Payables:
Investments purchased	27
Accrued fees to affiliates	2
Other accrued expenses	24
Total liabilities	53
Net Assets	$53,582
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$18
Accumulated net realized gain (loss)	(3,208)
Unrealized appreciation (depreciation) on investments	13,081
Shares of beneficial interest	53
Additional paid-in capital	43,638
Net Assets	$53,582
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.02
Net assets	$53,582,028
Shares outstanding ($. 01 par value)	5,346,885
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2014 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$266

Expenses
Advisory fees	51
Administrative fees	12
Custodian fees	10
Transfer agent fees	1
Professional fees	14
Trustees’ fees	1
Printing fees	6
Miscellaneous	3
Expenses before reductions	98
Expense reductions	(73)
Net expenses	25
Net investment income (loss)	241
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	818
Capital gain distributions from Underlying Funds	207
Net realized gain (loss)	1,025
Net change in unrealized appreciation (depreciation) on investments	1,452
Net realized and unrealized gain (loss)	2,477
Net Increase (Decrease) in Net Assets from Operations	$2,718

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 29

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2014	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241	$1,147
Net realized gain (loss)	1,025	1,477
Net change in unrealized appreciation (depreciation)	1,452	5,517
Net increase (decrease) in net assets from operations	2,718	8,141

Distributions
From net investment income	(272)	(1,148)
From net realized gain	(222)	—
Net decrease in net assets from distributions	(494)	(1,148)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,104	4,121
Total Net Increase (Decrease) in Net Assets	3,328	11,114
Net Assets
Beginning of period	50,254	39,140
End of period	$53,582	$50,254
Undistributed (overdistributed) net investment income included in net assets	$18	$49

* Share transaction amounts (in thousands) for the periods ended June 30, 2014 and December 31, 2013 were as follows:

	2014 (Unaudited)		2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	264	$2,537	894	$7,903
Proceeds from reinvestment of distributions	51	494	125	1,148
Payments for shares redeemed	(202)	(1,927)	(554)	(4,930)
Total increase (decrease)	113	$1,104	465	$4,121

See accompanying notes which are an integral part of the financial statements.

30 Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2014(1)	9.60	. 05	. 46	. 51	(. 05)	(. 04)
December 31, 2013	8.21	. 23	1.39	1.62	(. 23)	—
December 31, 2012	7.22	. 15	. 98	1.13	(. 14)	—
December 31, 2011	7.82	. 13	(. 61)	(. 48)	(. 12)	—
December 31, 2010	6.98	. 14	. 91	1.05	(. 15)	—
December 31, 2009	5.42	. 12	1.56	1.68	(. 09)	(. 03)

See accompanying notes which are an integral part of the financial statements.
32 Equity Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f) Turnover Rate(c)
—	(. 09)	10.02	5.39	53,582	. 39	. 10	. 47	17
—	(. 23)	9.60	19.81	50,254	. 41	. 10	2.55	17
—	(. 14)	8.21	15.68	39,140	. 44	. 10	1.79	37
—	(. 12)	7.22	(6.22)	30,845	. 49	. 10	1.72	15
(. 06)	(. 21)	7.82	15.09	26,816	. 53	. 10	1.89	42
—	(. 12)	6.98	31.79	20,057	. 59	. 08	2.02	21

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 33

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2014 (Unaudited)

(1)	For the period ended June 30, 2014 (Unaudited) .
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”) .
(g)	Less than $. 01 per share.
(h)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

34 Notes to Financial Highlights

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2014 (Unaudited)

1. Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2014 to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the RIF Multi-Style Equity, RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Non-U.S., RIC Russell Global Equity and RIC Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIF Core Bond, RIC Russell Investment Grade Bond and RIC Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIF Global Real Estate Securities and RIC Russell Multi-Strategy Alternative Funds.

	Asset Allocation Targets as of May 1, 2014*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund

Alternative Underlying Funds**	14%	14%	19%	19%
Equity Underlying Funds	31%	54%	65%	73%
Fixed Income Underlying Funds	55%	32%	16%	8%

* Prospectus dated May 1, 2014.

** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Notes to Financial Statements 35

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.. The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2014 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2010 through December 31, 2012, no

36 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Investment Transactions

Securities

During the period ended June 30, 2014, purchases and sales of the Underlying Funds were as follows:

	Purchases	Sales
Moderate Strategy Fund	$18,007,028	$13,049,426
Balanced Strategy Fund	51,826,250	46,703,779
Growth Strategy Fund	38,870,929	30,692,631
Equity Growth Strategy Fund	10,005,424	8,942,066

Notes to Financial Statements 37

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425% is based on the combined average daily net assets of the Funds.   Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2014:

	Advisory	Administrative
Moderate Strategy Fund	$106,710	$25,989
Balanced Strategy Fund	305,655	74,440
Growth Strategy Fund	194,445	47,343
Equity Growth Strategy Fund	50,646	12,335

RIMCo has contractually agreed, until April 30, 2015, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other Fund level direct expenses to the extent that direct Fund level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. Direct Fund level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2014, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$106,710	$18,369	$125,079
Balanced Strategy Fund	304,589	—	304,589
Growth Strategy Fund	194,445	7,516	201,961
Equity Growth Strategy Fund	50,646	21,973	72,619

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of the fees paid by the Funds for the period ended June 30, 2014:

Amount
Moderate Strategy Fund	$2,348
Balanced Strategy Fund	6,724
Growth Strategy Fund	4,278
Equity Growth Strategy Fund	1,114

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2014 were as follows:

	Moderate Strategy Balanced Strategy Growth Strategy		Equity Growth
	Fund	Fund	Fund	Strategy Fund
Administration fees	$ 3,902	$ 11,186	$ 7,186	$ 1,853
Transfer agent fees	404	1,158	744	192
Trustee fees	374	897	421	131
	$ 4,680	$ 13,241	$ 8,351	$ 2,176

38 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 funds, RIF, which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”) which has 1 fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $96,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee.

Transactions with Affiliated Companies (amounts in thousands)

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2014 with Underlying Funds which are, or were, an affiliated company were as follows:

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Moderate Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$2,513	$222	$179	$(29)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	5,398	1,558	730	54	14	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	3,358	337	32	(1)	—	—
RIF Global Real Estate Securities Fund	2,250	147	459	25	11	—
RIC Russell U. S. Defensive Equity Fund Class
Y	6,200	2,104	441	11	20	—
RIC Russell U. S. Dynamic Equity Fund Class Y	2,848	848	214	2	2	—
RIF Aggressive Equity Fund	3,441	2,632	282	(11)	16	62
RIF Multi-Style Equity Fund	5,666	954	455	3	39	107
RIC Russell Global Opportunistic Credit Fund
Class Y	4,482	2,414	131	(4)	74	—

RIC Russell Investment Grade Bond Fund Class Y	20,193	1,654	2,638	(54)	117	—
RIF Core Bond Fund	37,022	3,126	4,074	(79)	264	—
RIC Russell Emerging Markets Fund Class Y	3,678	372	632	(43)	—	—
RIC Russell Global Equity Fund Class Y	7,618	661	990	182	—	—
RIF Non-U. S. Fund	7,881	978	1,640	96	97	—
	$112,548	$18,007	$12,897	$152	$654	$169
Balanced Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$6,373	$380	$3,962	$(664)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	14,779	3,030	2,323	223	42	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	9,568	722	97	(2)	—	—
RIF Global Real Estate Securities Fund	4,932	105	1,590	279	27	—
RIC Russell U. S. Defensive Equity Fund Class
Y	25,813	9,514	661	10	84	—
RIC Russell U. S. Dynamic Equity Fund Class Y	22,670	5,010	431	5	14	—
RIF Aggressive Equity Fund	18,949	10,387	755	(13)	100	388
RIF Multi-Style Equity Fund	26,015	1,296	2,313	93	178	484

Notes to Financial Statements 39

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
RIC Russell Global Opportunistic Credit Fund
Class Y	12,804	3,665	264	(17)	212	—
RIF Core Bond Fund	89,584	5,735	23,325	(343)	638	—
RIC Russell Emerging Markets Fund Class Y	19,674	5,532	1,053	(57)	—	—
RIC Russell Global Equity Fund Class Y	35,481	5,148	508	6	—	—
RIF Non-U. S. Fund	36,105	1,302	8,955	947	426	—
	$322,747	$51,826	$46,237	$467	$1,721	$872
Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$7,674	$512	$2,310	$(169)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	11,523	1,472	1,365	123	32	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	8,199	835	88	(2)	—	—
RIF Global Real Estate Securities Fund	4,687	133	1,119	105	23	—
RIC Russell U. S. Defensive Equity Fund Class
Y	17,601	6,252	190	—	57	—
RIC Russell U. S. Dynamic Equity Fund Class Y	16,644	3,626	158	2	10	—
RIF Aggressive Equity Fund	16,316	8,605	345	(8)	92	356
RIF Multi-Style Equity Fund	18,746	1,117	3,826	592	127	343
RIC Russell Global Opportunistic Credit Fund
Class Y	12,333	4,566	178	(13)	203	—
RIF Core Bond Fund	20,556	1,744	10,125	(76)	144	—
RIC Russell Emerging Markets Fund Class Y	15,734	4,245	735	(60)	—	—
RIC Russell Global Equity Fund Class Y	30,001	4,168	164	—	—	—
RIF Non-U. S. Fund	27,306	1,596	8,959	637	313	—
	$207,320	$38,871	$29,562	$1,131	$1,001	$699
Equity Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$1,331	$112	$1,330	$(153)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	2,993	403	409	36	8	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	2,660	286	73	(1)	—	—
RIF Global Real Estate Securities Fund	1,079	37	784	176	6	—
RIC Russell U. S. Defensive Equity Fund Class
Y	4,274	1,370	116	—	14	—
RIC Russell U. S. Dynamic Equity Fund Class Y	5,361	703	412	1	3	—
RIF Aggressive Equity Fund	4,775	2,251	109	(5)	28	107
RIF Multi-Style Equity Fund	5,374	252	1,349	373	37	100
RIC Russell Global Opportunistic Credit Fund
Class Y	4,262	1,875	215	(1)	71	—
RIC Russell Emerging Markets Fund Class Y	4,301	454	344	(16)	—	—
RIC Russell Global Equity Fund Class Y	8,550	1,789	146	—	—	—
RIF Non-U. S. Fund	8,644	473	2,837	408	99	—
	$53,604	$10,005	$8,124	$818	$266	$207

5. Federal Income Taxes

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At December 31, 2013, none of the Funds had capital losses available for carryforwards.

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

40 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2014 (Unaudited)

	Moderate Strategy Balanced Strategy			Equity Growth
	Fund	Fund	Growth Strategy Fund	Strategy Fund
Cost of Investments	$ 100,316,744	$ 271,181,978	$ 171,359,219	$ 44,181,464
Unrealized Appreciation	$ 12,383,826	$ 51,995,485	$36,624,829	$ 9,496,823
Unrealized Depreciation	(152,361)	(430,286)	(664,326)	(74,303)
Net Unrealized Appreciation (Depreciation)	$ 12,231,465	$ 51,565,199	$ 35,960,503	$ 9,422,520

6. Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a Fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2014, the Funds did not borrow or loan through the interfund lending program.

7. Record Ownership

As of June 30, 2014, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	93.7
Balanced Strategy Fund	1	92.5
Growth Strategy Fund	1	88.7
Equity Growth Strategy Fund	2	97.7

8. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are Underlying Funds in which the RIF LifePoints Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

9. Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

Notes to Financial Statements 41

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “RIMCo Agreements”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of each RIMCo Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreements and the portfolio management contracts at a meeting held in person on May 19-20, 2014 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund and Underlying Fund to RIMCo; (3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds; and (4) information prepared by RIMCo (the “RIMCo Comparative Information”) comparing the performance of certain Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Underlying Funds. In the case of each Fund, its other peer funds, whether identified as such in the Third-Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the RIMCo Agreements and portfolio management contracts are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the RIMCo Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Information Review Meeting,” and together with the Agreement Evaluation Meeting, the “Meetings”), the Independent Trustees in preparation for the Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Agreement Evaluation Information received to that date and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the RIMCo Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by RIMCo at the Meetings as part of this review encompassed the Funds and all Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Meetings is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates

42 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreements for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple discretionary Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the discretionary Money Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo also may manage portions of an Underlying Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. For each Underlying Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

Basis for Approval of Investment Advisory Contracts 43

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreements, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2. The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund;

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund; and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). FRC, in turn, is an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Information Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Information Review Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Underlying Funds. However, the Board received no assurances in this regard directly from NM. Any Transaction would result, among other things, in an assignment and termination of the RIMCo Agreements, as required by the 1940 Act and by the terms and conditions of the RIMCo Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Replacement Management Agreement”) for the RIMCo Agreements and thereafter to submit the Replacement Management Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the Agreement Evaluation Meeting, the Board was advised by RIMCo that NM had entered into exclusive discussions with London Stock Exchange Group plc (“LSEG”) regarding a possible Transaction. At both of the Meetings, the Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain Underlying Funds (the “Participating Underlying Funds”) pursuant to the RIMCo Agreements, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the Funds’ investment objectives and strategies. For U.S. equity Participating Underlying Funds, fund characteristics may be managed

44 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For non-U.S. equity, global infrastructure and global real estate Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region). For fixed-income and alternative Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-traded funds, exchange-traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may choose to use the cash equitization process to manage Participating Underlying Fund characteristics in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo also may manage Participating Underlying Fund assets directly to effect a Participating Underlying Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Participating Underlying Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Participating Underlying Funds to carry out their investment programs. At the Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services. In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Underlying Funds and expected that a larger portion of certain Underlying Funds will be managed directly by RIMCo pursuant to the Direct Management Services. Additional Underlying Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Underlying Funds. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services. The Board, however, also considered the potential benefits of the Direct Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that to the date of the Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including

Basis for Approval of Investment Advisory Contracts 45

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

Based upon information provided by RIMCo, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by two insurance companies. At the Meetings, RIMCo advised the Board that it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board considered, among other things, the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees.

As noted above, the Board at the Information Review Meeting was advised by RIMCo of NM’s intent to evaluate strategic alternatives for its majority interest in FRC, and at the Agreement Evaluation Meeting was advised by RIMCo that NM had entered into exclusive discussions with LSEG regarding a possible Transaction. NM is one of the two insurance companies making the Funds available to their Insurance Contract Holders. At the Information Review Meeting, RIMCo expressed its belief that NM would continue to make the Funds available to its Insurance Contract Holders in the event of a Transaction. However, the Board received no direct assurances in this regard directly from NM. If NM were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds. RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Growth Strategy Fund and Equity Growth Strategy Fund were ranked in the fourth quintile of its Expense Universe. The total expenses for the Moderate Strategy Fund ranked in the second quintile of its Expense Universe, and the total expenses for the Balanced Strategy Fund ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

The Board considered RIMCo’s explanation of the rankings and its advice that the total expenses of the Growth Strategy Fund were less than 5 basis points from the third quintile of its Expense Universe. With respect to the Equity Growth Strategy Fund, the Board considered RIMCo’s explanation that the Fund has a larger allocation to non-U.S. equity securities and alternative investments than its Comparable Funds. Non-U.S. equity funds and alternative investments funds generally have higher expense ratios than U.S. equity and fixed income funds. The Equity Growth Strategy Fund’s higher allocations to non-U.S. equity and alternative investments, and the resulting higher indirect expenses of the Underlying Fund, made meaningful comparisons with its Comparable Funds difficult.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Meetings by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any

46 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

differences in the composition and investment strategies of their respective Comparable Funds, (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo; and (6) the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees as well as the possible discontinuation of NM’s participation in the Funds.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund and Underlying Fund, the performance of each of the Funds would be consistent with continuation of its RIMCo Agreement. The Board, in assessing the performance of Funds and Underlying Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2013 as most relevant but also considered the Funds’ and Underlying Funds’ performance for the 1- year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and the Underlying Funds generally, the Board took into consideration the various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Underlying Funds, including changes in Money Managers, and, in the case of Participating Underlying Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Participating Underlying Fund and Fund investment results.

With respect to the Moderate Strategy Fund and the Equity Growth Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2013.

With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 5-year period ended December 31, 2013, but was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended such date.

With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 5-year periods ended December 31, 2013, and ranked in the fifth quintile of its Performance Universe for the 3-year period ended such date.

The Board considered RIMCo’s explanation that the underperformance of the Funds relative to their respective peer groups was mainly due to asset allocation differences. RIMCo noted, among other things, that the Equity Growth Strategy Fund tends to have a higher allocation to fixed income and a lower allocation to equities than its Comparable Funds, and that equities have largely outperformed fixed income over the 3-year period. RIMCo also explained that each of the Funds tends to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, commodities, global high yield debt, emerging market debt, and hedge fund strategies), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility.

The Board also considered that in January 2014, the Funds implemented a change in strategic asset allocations, which decreased positions in core fixed income, international developed equity and commodities, and increased positions in small cap, emerging markets and infrastructure. According to RIMCo, these changes brought the Funds’ allocations directionally closer towards the average equity and fixed income allocations of the Comparable Funds, although the Funds continue to maintain more diversified growth asset exposure and a larger globally diversified equity allocation than their Comparable Funds.

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner. The Board also considered the Underlying Fund Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund

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Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

and Underlying Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Participating Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Participating Underlying Funds or the Funds. Lastly, the Board considered potential new strategies discussed at the Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Underlying Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund and Underlying Fund that continuation of its RIMCo Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each RIMCo Agreement.

At the Meetings, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Agreement Evaluation Information described, and at the Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions. At the Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequent to the Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20, 2014 to effect Money Manager changes for the Russell Investment Company Russell Investment Grade Bond Fund, Russell Short Duration Bond Fund, Russell U.S. Dynamic Equity Fund and Russell Global Opportunistic Credit Fund and the Russell Investment Funds Global Real Estate Securities Fund and Multi-Style Equity Fund, and at that same meeting to effect a Money Manager change for the Aggressive Equity Fund resulting from a Money Manager change of control for one of the Underlying Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s

48 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Underlying Funds, and the fact that the aggregate Advisory Fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 49

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

50 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2014
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office*	Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President and
		duly elected and	CEO, Russell Fund Services Company
		qualified	(“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)
• May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc. (investment
company)

* Each Trustee is subject to mandatory retirement at age 72.

# Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 51

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	• Senior Vice President, Larco	47	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
Chairman of
1301 Second Avenue,	the Investment	duly elected and
18th Floor, Seattle, WA	Committee since	qualified
98101	2010	Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	47	• Director,
Born January 22, 1954		successor is	Committee, Avista Corp (electric		Avista Corp
Chairman since 2005
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities);
98101		Annual	• President, Kristianne Gates Blake,		• Until June 30,
			P. S. (accounting services)		2014, Director,
			• Until June 30, 2014, Director, Ecova		Ecova (total
			(total energy and sustainability		energy and
			management)		sustainability
			• Until December 31, 2013, Trustee		management);
			and Chairman of the Operations		• Until
			Committee, Principal Investors Funds		December 31,
			and Principal Variable Contracts		2013, Trustee,
			Funds (investment company)		Principal
			• From April 2004 through December		Investors
			2012, Director, Laird Norton Wealth		Funds
			Management and Laird Norton Tyee		(investment
			Trust (investment company)		company);
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012, Director,
Laird Norton
Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

52 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	47	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Audit		Chairperson
1301 Second Avenue,		duly elected and	Committee, Select Sector SPDR Funds		of Audit
18th Floor, Seattle, WA		qualified	(investment company)		Committee,
98101					Select Sector
SPDR Funds
(investment
company)
• Trustee, ALPS
Series Trust
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	47	None
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,		duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA		qualified	Waddell & Reed Financial, Inc.
98101			(investment company)

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	47	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	47	None
Born December 21, 1955		successor is	• From January 2008 to December
Chairman of
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson Timber
Company, Simpson Paper Company
and Simpson Tacoma Kraft Company

Disclosure of Information about Fund Trustees and Officers 53

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	47	• Director, Board
Born March 21, 1949		successor is	2010, Director, Board Chairman and		Chairman and
Chairman of the
1301 Second Avenue,	Audit Committee	duly elected and	Chairman of the Audit Committee,		Chairman
18th Floor, Seattle, WA	since 2012	qualified	LifeVantage Corporation (health		of the Audit
98101		Appointed until	products company)		Committee,
		successor is	• September 2003 to September		LifeVantage
		duly elected and	2009, Independent Board Chair and		Corporation
		qualified	Chairman of the Audit Committee,		until
			Sparx Asia Funds (investment		September
			company)		2010 (health
products
company);
• Director, Sparx
Asia Funds
until 2009
(investment
company)

* Each Trustee is subject to mandatory retirement at age 72.
No. of
Portfolios
				in Russell	Other
	Position(s) Held			Fund	Directorships
Name,	With Fund and	Term	Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of	During the	Overseen	During the
Address	Time Served	Office *	Past 5 Years	by Trustee	Past 5 Years

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	46	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

54 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2014 (Unaudited)

Positions(s) Held
Name,	With Fund and	Term	Principal Occupation(s)
Age,	Length of	of	During the
Address	Time Served	Office	Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U. S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U. S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
• May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice President, National Sales —
Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments
• 1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U. S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

Disclosure of Information about Fund Trustees and Officers 55

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101
(800) 787-7354

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Sandra Cavanaugh	Agent
Independent Trustees	Russell Fund Services Company
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Daniel P. Connealy	State Street Bank and Trust Company
Katherine W. Krysty	1 Iron Street
Raymond P. Tennison, Jr.	Boston, MA 02210
Jack R. Thompson	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Sandra Cavanaugh, President and Chief Executive Officer	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mark E. Swanson, Treasurer and Chief Accounting Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management Company	Russell Financial Services, Inc.
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

56 Adviser and Service Providers

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www. russell. com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2 (a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 20, 2014

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 20, 2014